UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2017
Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (7.1%)
	Best Buy Co. Inc.	176,460	12,082
	Comcast Corp. Class A	273,403	10,950
*	Burlington Stores Inc.	83,926	10,325
	Ralph Lauren Corp. Class A	95,114	9,862
	Lear Corp.	52,159	9,214
*	Liberty Media Corp-Liberty SiriusXM Class A	228,503	9,062
	New York Times Co. Class A	462,579	8,558
	Royal Caribbean Cruises Ltd.	61,804	7,372
*	Michael Kors Holdings Ltd.	93,046	5,857
	MDC Holdings Inc.	154,047	4,911
	Carnival Corp.	73,979	4,910
	News Corp. Class A	254,999	4,134
*	Dollar Tree Inc.	29,322	3,147
*	Cooper-Standard Holdings Inc.	23,794	2,915
*	Penn National Gaming Inc.	83,766	2,624
	General Motors Co.	62,693	2,570
	News Corp. Class B	115,836	1,923
	Tailored Brands Inc.	83,998	1,834
	Ford Motor Co.	139,248	1,739
	Adient plc	22,010	1,732
	Office Depot Inc.	366,214	1,296
*	Gray Television Inc.	62,501	1,047
*	Deckers Outdoor Corp.	11,401	915
*	Liberty Media Corp-Liberty SiriusXM Class C	22,665	899
	Hilton Worldwide Holdings Inc.	10,913	872
	John Wiley & Sons Inc. Class A	8,987	591
	Sirius XM Holdings Inc.	99,228	532
	KB Home	14,269	456
*	Conn's Inc.	12,675	451
	BorgWarner Inc.	8,653	442
	Toll Brothers Inc.	8,850	425
	Time Warner Inc.	3,830	350
			123,997
Consumer Staples (8.1%)
	Procter & Gamble Co.	402,370	36,970
	Wal-Mart Stores Inc.	198,284	19,580
	Walgreens Boots Alliance Inc.	173,343	12,588
	PepsiCo Inc.	95,941	11,505
	Conagra Brands Inc.	289,686	10,912
	Philip Morris International Inc.	99,140	10,474
	Hershey Co.	78,881	8,954
	Sanderson Farms Inc.	62,302	8,646
*	Pilgrim's Pride Corp.	267,534	8,310
	CVS Health Corp.	75,973	5,508
	Lamb Weston Holdings Inc.	61,306	3,461
*	HRG Group Inc.	106,060	1,798
	Tyson Foods Inc. Class A	9,817	796

Coca-Cola Co.	15,227	699
		140,201
Energy (10.6%)
Exxon Mobil Corp.	643,331	53,808
Chevron Corp.	316,482	39,620
ConocoPhillips	315,410	17,313
Valero Energy Corp.	163,009	14,982
Marathon Petroleum Corp.	194,410	12,827
^ RPC Inc.	320,096	8,172
Halliburton Co.	138,998	6,793
* ProPetro Holding Corp.	224,742	4,531
Devon Energy Corp.	106,174	4,396
* Exterran Corp.	121,391	3,816
PBF Energy Inc. Class A	104,937	3,720
Schlumberger Ltd.	39,602	2,669
HollyFrontier Corp.	42,507	2,177
* W&T Offshore Inc.	579,510	1,918
* Denbury Resources Inc.	602,127	1,331
Phillips 66	12,414	1,256
* Abraxas Petroleum Corp.	460,848	1,134
Delek US Holdings Inc.	31,328	1,095
* Newfield Exploration Co.	28,842	909
CVR Energy Inc.	22,203	827
* REX American Resources Corp.	5,003	414
* McDermott International Inc.	58,376	384
		184,092
Financials (26.8%)
JPMorgan Chase & Co.	527,906	56,454
* Berkshire Hathaway Inc. Class B	196,875	39,025
Citigroup Inc.	462,978	34,450
Bank of America Corp.	1,158,604	34,202
Wells Fargo & Co.	417,098	25,305
Goldman Sachs Group Inc.	77,553	19,757
PNC Financial Services Group Inc.	126,709	18,283
Morgan Stanley	342,762	17,985
American Express Co.	178,371	17,714
State Street Corp.	137,477	13,419
Aflac Inc.	151,646	13,312
Allstate Corp.	123,602	12,942
T. Rowe Price Group Inc.	115,926	12,164
Citizens Financial Group Inc.	287,426	12,066
Lincoln National Corp.	149,504	11,492
Fifth Third Bancorp	370,657	11,246
Regions Financial Corp.	631,488	10,912
Unum Group	193,888	10,643
Comerica Inc.	118,805	10,314
Ameriprise Financial Inc.	57,119	9,680
Principal Financial Group Inc.	129,281	9,122
Bank of New York Mellon Corp.	164,805	8,876
Zions Bancorporation	142,963	7,267
* Walker & Dunlop Inc.	138,475	6,578
* Athene Holding Ltd. Class A	103,333	5,343
CNO Financial Group Inc.	197,973	4,888
Assured Guaranty Ltd.	135,518	4,590
Ally Financial Inc.	127,283	3,712
Universal Insurance Holdings Inc.	116,930	3,198

* E*TRADE Financial Corp.	64,189	3,182
Torchmark Corp.	30,768	2,791
SunTrust Banks Inc.	34,077	2,201
US Bancorp	40,502	2,170
* Credit Acceptance Corp.	6,613	2,139
* Encore Capital Group Inc.	44,785	1,885
Synovus Financial Corp.	28,271	1,355
Primerica Inc.	10,922	1,109
Leucadia National Corp.	32,662	865
Federal Agricultural Mortgage Corp.	10,908	853
BGC Partners Inc. Class A	48,148	728
American Equity Investment Life Holding Co.	14,863	457
FNF Group	8,785	345
First American Financial Corp.	6,037	338
		465,357
Health Care (12.8%)
Pfizer Inc.	991,878	35,926
Johnson & Johnson	252,677	35,304
Merck & Co. Inc.	365,158	20,547
Anthem Inc.	73,680	16,579
Bristol-Myers Squibb Co.	246,509	15,106
* Centene Corp.	108,191	10,914
Agilent Technologies Inc.	158,181	10,593
Baxter International Inc.	158,655	10,255
Cigna Corp.	48,587	9,868
Medtronic plc	115,052	9,290
* WellCare Health Plans Inc.	46,185	9,288
* Express Scripts Holding Co.	118,860	8,872
* IQVIA Holdings Inc.	80,455	7,877
Amgen Inc.	29,251	5,087
Aetna Inc.	23,939	4,318
Abbott Laboratories	56,524	3,226
Humana Inc.	9,856	2,445
* Exelixis Inc.	60,640	1,843
Perrigo Co. plc	20,540	1,790
PerkinElmer Inc.	17,064	1,248
* Myriad Genetics Inc.	28,851	991
* Tivity Health Inc.	20,921	765
* Biogen Inc.	1,362	434
* Triple-S Management Corp. Class B	13,258	329
* Concert Pharmaceuticals Inc.	11,848	307
		223,202
Industrials (8.5%)
Honeywell International Inc.	99,030	15,187
Caterpillar Inc.	69,503	10,952
Spirit AeroSystems Holdings Inc. Class A	124,166	10,833
Owens Corning	109,394	10,058
SkyWest Inc.	184,906	9,819
* United Rentals Inc.	56,887	9,779
Copa Holdings SA Class A	63,671	8,536
Eaton Corp. plc	99,371	7,851
Oshkosh Corp.	82,904	7,535
General Electric Co.	413,566	7,217
Quad/Graphics Inc.	286,274	6,470
Global Brass & Copper Holdings Inc.	177,763	5,884
* Meritor Inc.	239,018	5,607

*	XPO Logistics Inc.	59,901	5,486
*	Rush Enterprises Inc. Class A	97,046	4,931
	Waste Management Inc.	53,853	4,648
	Lockheed Martin Corp.	9,107	2,924
	United Technologies Corp.	20,219	2,579
	Wabash National Corp.	116,077	2,519
	Terex Corp.	46,229	2,229
	Triton International Ltd.	47,909	1,794
	Norfolk Southern Corp.	10,813	1,567
	Allison Transmission Holdings Inc.	32,313	1,392
*	CAI International Inc.	39,297	1,113
*	Harsco Corp.	54,845	1,023
*	Textainer Group Holdings Ltd.	22,122	476
			148,409
Information Technology (8.5%)
	Intel Corp.	400,079	18,468
	Cisco Systems Inc.	386,965	14,821
	HP Inc.	638,273	13,410
*	VMware Inc. Class A	73,336	9,190
	Booz Allen Hamilton Holding Corp. Class A	238,292	9,086
*	ON Semiconductor Corp.	390,804	8,183
	Applied Materials Inc.	157,754	8,064
	Oracle Corp.	160,329	7,580
	CDW Corp.	98,194	6,824
*,^ Advanced Micro Devices Inc.		626,522	6,441
*	Extreme Networks Inc.	443,102	5,548
*	TTM Technologies Inc.	348,292	5,458
*	CACI International Inc. Class A	34,685	4,591
	Travelport Worldwide Ltd.	305,514	3,993
	SYNNEX Corp.	27,238	3,703
	QUALCOMM Inc.	54,738	3,504
	Western Digital Corp.	36,973	2,940
*	Dell Technologies Inc. Class V	31,693	2,576
*	Electro Scientific Industries Inc.	94,896	2,034
*	SMART Global Holdings Inc.	59,356	2,000
*	Anixter International Inc.	16,499	1,254
*	Ultra Clean Holdings Inc.	40,914	945
*	Glu Mobile Inc.	243,760	887
*	Conduent Inc.	53,825	870
	ManTech International Corp. Class A	13,442	675
*	FireEye Inc.	47,271	671
*	Sykes Enterprises Inc.	21,032	661
*	Autodesk Inc.	4,750	498
*	Unisys Corp.	58,504	477
	International Business Machines Corp.	2,857	438
	Convergys Corp.	15,832	372
*	Virtusa Corp.	8,382	370
*	Presidio Inc.	18,665	358
*	QuinStreet Inc.	39,882	334
*	Amkor Technology Inc.	32,936	331
*	Alpha & Omega Semiconductor Ltd.	19,824	324
*	Micron Technology Inc.	7,826	322
			148,201
Materials (3.2%)
*	Freeport-McMoRan Inc.	684,033	12,969
	Huntsman Corp.	301,522	10,038

*	Louisiana-Pacific Corp.	324,714	8,527
	Chemours Co.	164,961	8,258
*	Owens-Illinois Inc.	300,924	6,671
*	Alcoa Corp.	40,404	2,177
*	AdvanSix Inc.	51,632	2,172
	DowDuPont Inc.	29,898	2,129
	Warrior Met Coal Inc.	59,110	1,487
	Westlake Chemical Corp.	3,345	356
			54,784
Real Estate (5.1%)
	Weyerhaeuser Co.	263,895	9,305
	Prologis Inc.	128,268	8,274
	Forest City Realty Trust Inc. Class A	301,193	7,259
	Hospitality Properties Trust	239,357	7,145
	Senior Housing Properties Trust	348,210	6,668
	Xenia Hotels & Resorts Inc.	304,029	6,564
	Pebblebrook Hotel Trust	133,513	4,963
*,^ Forestar Group Inc.		221,791	4,879
	Lexington Realty Trust	495,049	4,777
	CorEnergy Infrastructure Trust Inc.	117,483	4,488
	Sabra Health Care REIT Inc.	194,334	3,647
	CoreCivic Inc.	153,940	3,464
	Select Income REIT	133,731	3,361
	National Health Investors Inc.	27,537	2,076
	NorthStar Realty Europe Corp.	144,948	1,947
	CubeSmart	59,497	1,721
	Alexander & Baldwin Inc.	51,074	1,417
	Preferred Apartment Communities Inc. Class A	66,215	1,341
	GEO Group Inc.	54,142	1,278
	First Industrial Realty Trust Inc.	27,223	857
	Essex Property Trust Inc.	3,031	731
	Four Corners Property Trust Inc.	17,863	459
	Spirit Realty Capital Inc.	52,869	453
	Getty Realty Corp.	16,678	453
	CyrusOne Inc.	6,990	416
	Iron Mountain Inc.	9,614	363
			88,306
Telecommunication Services (2.8%)
	AT&T Inc.	839,989	32,659
*	T-Mobile US Inc.	132,092	8,389
	Verizon Communications Inc.	80,418	4,257
*	Sprint Corp.	448,401	2,641
			47,946
Utilities (5.9%)
	NextEra Energy Inc.	114,107	17,822
	American Electric Power Co. Inc.	178,063	13,100
	Entergy Corp.	129,275	10,522
	CenterPoint Energy Inc.	361,944	10,265
	FirstEnergy Corp.	333,844	10,222
	NRG Energy Inc.	348,444	9,924
	PG&E Corp.	204,647	9,174
	National Fuel Gas Co.	154,473	8,482
	Exelon Corp.	204,548	8,061
	PNM Resources Inc.	107,297	4,340
	Vectren Corp.	8,227	535

Avangrid Inc.			6,773	343
				102,790
Total Common Stocks (Cost $1,393,561)				1,727,285
	Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.9%)
2,3 Vanguard Market Liquidity Fund	1.458%		164,379	16,440

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Cash Management Bill	1.048%	1/2/18	1,000	1,000
4 United States Treasury Bill	1.446%	5/31/18	610	606
				1,606
Total Temporary Cash Investments (Cost $18,044)				18,046
Total Investments (100.4%) (Cost $1,411,605)				1,745,331
Other Assets and Liabilities-Net (-0.4%)3				(6,647)
Net Assets (100%)				1,738,684

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,933,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $8,232,000 of collateral received for securities on loan.
4	Securities with a value of $606,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	82	10,972 (28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

U.S. Value Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,727,285	—	—
Temporary Cash Investments	16,440	1,606	—
Futures Contracts—Liabilities[1]	(32)	—	—
Total	1,743,693	1,606	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2017, the cost of investment securities for tax purposes was $1,411,605,000.

Net unrealized appreciation of investment securities for tax purposes was $333,726,000, consisting

U.S. Value Fund

of unrealized gains of $351,198,000 on securities that had risen in value since their purchase and $17,472,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)
Consumer Discretionary (5.8%)
	Las Vegas Sands Corp.	157,606	10,952
	General Motors Co.	264,529	10,843
	Tapestry Inc.	217,307	9,612
^,*	Under Armour Inc. Class A	473,600	6,834
	Expedia Inc.	55,435	6,639
	SES SA Class A	314,939	4,910
*	Global Brands Group Holding Ltd.	38,202,000	3,125
			52,915
Consumer Staples (8.1%)
	Kroger Co.	657,911	18,060
	British American Tobacco plc	254,246	17,187
	Walgreens Boots Alliance Inc.	170,787	12,402
	Coty Inc. Class A	543,201	10,804
	Campbell Soup Co.	133,000	6,399
*	Simply Good Foods Co.	375,300	5,352
*	Hostess Brands Inc. Class A	290,900	4,308
			74,512
Energy (10.9%)
	Anadarko Petroleum Corp.	256,421	13,754
	Halliburton Co.	276,761	13,525
	Cimarex Energy Co.	96,131	11,729
	Canadian Natural Resources Ltd.	311,047	11,111
*	Diamondback Energy Inc.	68,671	8,670
	Pioneer Natural Resources Co.	40,841	7,059
	HollyFrontier Corp.	134,973	6,913
	Marathon Oil Corp.	403,043	6,824
*	Laredo Petroleum Inc.	581,500	6,170
	Tenaris SA ADR	180,900	5,763
	Hess Corp.	119,898	5,692
*	Southwestern Energy Co.	460,275	2,568
			99,778
Financials (22.8%)
	Wells Fargo & Co.	553,291	33,568
	MetLife Inc.	629,792	31,842
	Citigroup Inc.	401,418	29,870
	PNC Financial Services Group Inc.	182,958	26,399
	Arthur J Gallagher & Co.	279,700	17,699
	American International Group Inc.	268,623	16,005
	XL Group Ltd.	391,139	13,752
	RenaissanceRe Holdings Ltd.	108,447	13,620
	Bank of the Ozarks	163,600	7,926
	Principal Financial Group Inc.	95,460	6,736
	Unum Group	83,485	4,583
	Lancashire Holdings Ltd.	490,097	4,508
*	Brighthouse Financial Inc.	57,692	3,383
			209,891

Health Care (10.0%)
*	Mylan NV	407,049	17,222
	McKesson Corp.	99,019	15,442
	Bristol-Myers Squibb Co.	222,773	13,652
	Allergan plc	54,956	8,990
*	Biogen Inc.	27,835	8,867
*	AMN Healthcare Services Inc.	130,600	6,432
*	Envision Healthcare Corp.	175,251	6,057
	Eli Lilly & Co.	66,300	5,600
	STERIS plc	60,034	5,251
*	Regeneron Pharmaceuticals Inc.	11,701	4,399
			91,912
Industrials (7.9%)
*	Genesee & Wyoming Inc. Class A	167,484	13,186
	Herman Miller Inc.	258,815	10,366
	Steelcase Inc. Class A	649,043	9,865
	Delta Air Lines Inc.	172,600	9,666
	Sanwa Holdings Corp.	678,600	9,326
	Eaton Corp. plc	100,868	7,970
	Dun & Bradstreet Corp.	63,772	7,551
	JB Hunt Transport Services Inc.	40,498	4,656
			72,586
Information Technology (11.5%)
	QUALCOMM Inc.	446,367	28,576
	KLA-Tencor Corp.	121,200	12,734
	Western Digital Corp.	153,184	12,183
	Genpact Ltd.	355,884	11,296
*	Keysight Technologies Inc.	213,409	8,878
	Silicon Motion Technology Corp. ADR	137,312	7,272
	Amdocs Ltd.	104,600	6,849
	Marvell Technology Group Ltd.	314,800	6,759
^,*	Acacia Communications Inc.	172,700	6,257
	Cisco Systems Inc.	136,915	5,244
			106,048
Materials (6.8%)
	Reliance Steel & Aluminum Co.	228,109	19,569
	Celanese Corp. Class A	146,113	15,646
	PPG Industries Inc.	79,207	9,253
	CRH plc	232,694	8,352
	Southern Copper Corp.	99,600	4,726
	Cabot Corp.	74,900	4,613
			62,159
Other (0.0%)
*,1,2 Allstar Co-Invest LLC Private Placement		NA	329

Real Estate (7.1%)
	STORE Capital Corp.	589,723	15,356
	Host Hotels & Resorts Inc.	704,884	13,992
	Simon Property Group Inc.	46,138	7,924
	Education Realty Trust Inc.	222,200	7,759
	American Tower Corp.	53,259	7,599
	Columbia Property Trust Inc.	326,983	7,504
	Taubman Centers Inc.	76,300	4,992
			65,126

Telecommunication Services (2.7%)
Verizon Communications Inc.		352,120	18,638
Nippon Telegraph & Telephone Corp.		136,600	6,422
			25,060
Utilities (5.8%)
Exelon Corp.		400,220	15,772
Edison International		193,959	12,266
OGE Energy Corp.		294,765	9,701
Sempra Energy		77,085	8,242
Iberdrola SA		991,935	7,679
			53,660
Total Common Stocks (Cost $786,016)			913,976
Temporary Cash Investments (1.7%)
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund	1.458%	32,983	3,299

		Face
		Amount
		($000)
Repurchase Agreement (1.3%)
RBS Securities, Inc.
(Dated 12/29/2017, Repurchase Value
$12,402,000, collateralized by U.S.
Treasury Bill 0.000%, 4/26/18, and
U.S.Treasury Note/Bond 0.625%, 4/30/18,
with a value of $12,650,000)		12,400	12,400

Total Temporary Cash Investments (Cost $15,699)			15,699
Total Investments (101.1%) (Cost $801,715)			929,675
Other Assets and Liabilities-Net (-1.1%)4			(10,253)
Net Assets (100%)			919,422

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,121,000.
* Non-income-producing security.
1 Security value determined using significant unobservable inputs.
2 Restricted security represents 0.0% of net assets. Shares not applicable for this private placement.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,299,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Capital Value Fund

Derivative Financial Instruments Outstanding as of Period End
Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/21/18	USD	9,947	EUR	8,413	(197)
Credit Suisse International	3/20/18	USD	7,158	JPY	801,276	18
						(179)

EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies

Capital Value Fund

relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

Capital Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	852,138	61,509	329
Temporary Cash Investments	3,299	12,400	—
Forward Currency Contracts—Assets		18
Forward Currency Contracts—Liabilities	—	(197)	—
Total	855,437	73,730	329

F. At December 31, 2017, the cost of investment securities for tax purposes was $801,715,000. Net unrealized appreciation of investment securities for tax purposes was $127,960,000, consisting of unrealized gains of $160,386,000 on securities that had risen in value since their purchase and $32,426,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)
As of December 31, 2017

			Face	Market
		Maturity	Amount	Value
U.S. Government and Agency Obligations (99.7%)	Coupon	Date	($000)	($000)
U.S. Government Securities (99.7%)
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	615,531	724,508
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	2,223,988	2,369,805
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	624,977	722,592
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	575,424	674,620
1 United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	2,233,014	2,344,772
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	654,437	779,296
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	803,781	940,623
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	2,233,638	2,347,915
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	1,245,355	1,454,099
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	1,429,221	1,659,165
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	1,965,073	2,036,172
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	1,562,313	1,741,870
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	1,732,442	1,879,497
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	1,961,663	1,974,714
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	1,814,520	1,942,943
Total U.S. Government and Agency Obligations (Cost $23,745,954)				23,592,591
			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund (Cost
$80,209)	1.458%		802,087	80,217

Total Investments (100.0%) (Cost $23,826,163)				23,672,808
Other Assets and Liabilities-Net (0.0%)				(6,934)
Net Assets (100%)				23,665,874

1	Securities with a value of $599,000 have been segregated as initial margin for recently closed futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Short-Term Inflation-Protected Securities Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	23,592,591	—
Temporary Cash Investments	80,217	—	—
Futures Contracts—Liabilities[1]	(82)
Total	80,135	23,592,591	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at December 31, 2017.

D. At December 31, 2017, the cost of investment securities for tax purposes was $23,826,163,000.

Net unrealized depreciation of investment securities for tax purposes was $153,355,000, consisting

Short-Term Inflation-Protected Securities Index Fund

of unrealized gains of $8,000 on securities that had risen in value since their purchase and $153,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (59.5%)
U.S. Government Securities (29.1%)
1	United States Treasury Note/Bond	1.000%	5/15/18	340,750	340,270
	United States Treasury Note/Bond	1.125%	6/15/18	97,500	97,332
	United States Treasury Note/Bond	1.000%	8/15/18	1,500	1,494
	United States Treasury Note/Bond	1.375%	9/30/18	164,000	163,564
	United States Treasury Note/Bond	1.250%	11/30/18	16,290	16,209
	United States Treasury Note/Bond	1.250%	12/31/18	25,800	25,655
	United States Treasury Note/Bond	1.125%	1/15/19	11,900	11,814
	United States Treasury Note/Bond	1.500%	1/31/19	47,980	47,800
	United States Treasury Note/Bond	0.750%	2/15/19	330	326
	United States Treasury Note/Bond	1.125%	2/28/19	406,200	402,902
	United States Treasury Note/Bond	1.375%	2/28/19	9,131	9,081
	United States Treasury Note/Bond	1.250%	3/31/19	1,000	992
	United States Treasury Note/Bond	0.875%	4/15/19	5,300	5,235
	United States Treasury Note/Bond	1.250%	4/30/19	7,400	7,341
	United States Treasury Note/Bond	1.625%	4/30/19	62,468	62,282
	United States Treasury Note/Bond	1.250%	5/31/19	17,400	17,256
	United States Treasury Note/Bond	1.500%	5/31/19	118,700	118,106
	United States Treasury Note/Bond	0.875%	6/15/19	86,000	84,804
	United States Treasury Note/Bond	1.250%	6/30/19	18,750	18,583
	United States Treasury Note/Bond	0.875%	7/31/19	100	98
	United States Treasury Note/Bond	1.625%	7/31/19	1,600	1,594
	United States Treasury Note/Bond	0.750%	8/15/19	2,865	2,814
	United States Treasury Note/Bond	3.625%	8/15/19	706	726
	United States Treasury Note/Bond	1.000%	8/31/19	39,984	39,422
	United States Treasury Note/Bond	1.250%	8/31/19	3,500	3,464
	United States Treasury Note/Bond	1.375%	9/30/19	37,770	37,446
	United States Treasury Note/Bond	1.750%	9/30/19	16,600	16,564
	United States Treasury Note/Bond	1.500%	10/31/19	1,200	1,192
2	United States Treasury Note/Bond	1.000%	11/15/19	94,070	92,556
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	15,501
	United States Treasury Note/Bond	1.750%	11/30/19	3,215	3,207
	United States Treasury Note/Bond	1.625%	12/31/19	21,600	21,485
	United States Treasury Note/Bond	1.375%	2/15/20	98,015	96,943
	United States Treasury Note/Bond	1.375%	4/30/20	100,050	98,815
	United States Treasury Note/Bond	1.375%	5/31/20	344,800	340,383
	United States Treasury Note/Bond	1.500%	5/31/20	328,000	324,720
	United States Treasury Note/Bond	1.625%	6/30/20	54,755	54,353
	United States Treasury Note/Bond	2.625%	8/15/20	20,000	20,347
	United States Treasury Note/Bond	2.125%	8/31/20	110,000	110,516
	United States Treasury Note/Bond	1.375%	9/30/20	51,400	50,613
	United States Treasury Note/Bond	1.750%	10/31/20	300	298
	United States Treasury Note/Bond	1.750%	11/15/20	20,215	20,098
	United States Treasury Note/Bond	2.625%	11/15/20	28,115	28,620
	United States Treasury Note/Bond	2.000%	11/30/20	45,670	45,713
	United States Treasury Note/Bond	1.375%	1/31/21	46,510	45,623
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,606
	United States Treasury Note/Bond	1.125%	2/28/21	20,570	19,998
	United States Treasury Note/Bond	1.375%	4/30/21	43,990	43,035
	United States Treasury Note/Bond	1.375%	5/31/21	50,425	49,282

3 United States Treasury Note/Bond	1.125%	6/30/21	142,827	138,297
United States Treasury Note/Bond	2.125%	6/30/21	4,340	4,347
United States Treasury Note/Bond	1.125%	7/31/21	21,000	20,308
United States Treasury Note/Bond	2.125%	8/15/21	37,400	37,447
United States Treasury Note/Bond	1.125%	8/31/21	57,000	55,059
United States Treasury Note/Bond	2.125%	9/30/21	69,285	69,318
United States Treasury Note/Bond	1.250%	10/31/21	60,200	58,319
United States Treasury Note/Bond	1.750%	11/30/21	321	316
United States Treasury Note/Bond	2.125%	12/31/21	103,000	103,000
United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,752
United States Treasury Note/Bond	1.875%	2/28/22	100,000	98,906
United States Treasury Note/Bond	1.750%	3/31/22	27,115	26,666
United States Treasury Note/Bond	1.750%	4/30/22	58,000	56,994
United States Treasury Note/Bond	1.875%	4/30/22	15,635	15,447
United States Treasury Note/Bond	2.125%	6/30/22	12,175	12,148
United States Treasury Note/Bond	1.750%	9/30/22	26,500	25,966
United States Treasury Note/Bond	1.875%	9/30/22	7,341	7,234
United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,662
United States Treasury Note/Bond	2.000%	11/30/22	115,450	114,421
United States Treasury Note/Bond	2.125%	12/31/22	18,315	18,238
United States Treasury Note/Bond	2.000%	2/15/23	20,000	19,791
United States Treasury Note/Bond	1.625%	4/30/23	25,040	24,273
United States Treasury Note/Bond	1.750%	5/15/23	41,300	40,280
United States Treasury Note/Bond	1.375%	6/30/23	12,800	12,224
United States Treasury Note/Bond	2.500%	8/15/23	19,860	20,133
United States Treasury Note/Bond	2.750%	11/15/23	20,000	20,538
United States Treasury Note/Bond	2.125%	11/30/23	10,000	9,919
United States Treasury Note/Bond	2.750%	2/15/24	28,820	29,572
United States Treasury Note/Bond	2.000%	5/31/24	21,000	20,603
United States Treasury Note/Bond	2.375%	8/15/24	63,170	63,347
United States Treasury Note/Bond	2.250%	11/15/24	3,800	3,779
United States Treasury Note/Bond	2.125%	11/30/24	33,695	33,248
United States Treasury Note/Bond	2.000%	2/15/25	46,065	45,021
United States Treasury Note/Bond	2.125%	5/15/25	59,470	58,550
United States Treasury Note/Bond	2.250%	11/15/25	40,050	39,687
United States Treasury Note/Bond	1.625%	2/15/26	43,950	41,491
United States Treasury Note/Bond	1.625%	5/15/26	20,941	19,724
United States Treasury Note/Bond	2.000%	11/15/26	10,000	9,675
United States Treasury Note/Bond	2.375%	5/15/27	3,675	3,664
United States Treasury Note/Bond	2.250%	11/15/27	40,180	39,602
United States Treasury Note/Bond	5.375%	2/15/31	3,300	4,383
				4,466,427
Agency Bonds and Notes (1.4%)
4 AID-Israel	5.500%	12/4/23	250	292
4 AID-Jordan	2.578%	6/30/22	24,000	24,115
5 Federal Home Loan Banks	0.875%	10/1/18	8,500	8,446
5 Federal Home Loan Banks	1.250%	1/16/19	13,600	13,522
5 Federal Home Loan Banks	0.875%	8/5/19	16,000	15,741
5 Federal Home Loan Banks	1.500%	10/21/19	9,300	9,229
5 Federal Home Loan Banks	1.375%	9/28/20	11,420	11,222
6 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	39,800	39,179
6 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	10,130	10,043
6 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	10,865	10,765
6 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	1,320	1,302
6 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	550	547
6 Federal National Mortgage Assn.	0.875%	5/21/18	2,615	2,609
6 Federal National Mortgage Assn.	1.125%	10/19/18	205	204

6	Federal National Mortgage Assn.	2.000%	10/5/22	470	464
6	Federal National Mortgage Assn.	1.875%	9/24/26	65,000	61,319
5	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,303
					210,302
Conventional Mortgage-Backed Securities (26.8%)
6,7	Fannie Mae Pool	2.000%	5/1/28–1/1/32	40,007	39,015
6,7,8	Fannie Mae Pool	2.500%	9/1/27–9/1/46	140,923	140,851
6,7	Fannie Mae Pool	3.000%	2/1/27–1/1/48	442,185	446,379
6,7,8	Fannie Mae Pool	3.500%	8/1/20–1/1/48	446,472	459,927
6,7	Fannie Mae Pool	4.000%	7/1/18–10/1/47	355,154	372,871
6,7	Fannie Mae Pool	4.500%	1/1/18–8/1/47	147,408	157,915
6,7	Fannie Mae Pool	5.000%	1/1/18–2/1/48	101,651	109,691
6,7	Fannie Mae Pool	5.500%	2/1/18–6/1/40	30,915	33,859
6,7	Fannie Mae Pool	6.000%	3/1/21–11/1/39	18,332	20,465
6,7	Fannie Mae Pool	6.500%	7/1/20–9/1/39	8,662	9,595
6,7	Fannie Mae Pool	7.000%	9/1/28–9/1/38	3,721	4,207
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	333	369
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	14	16
6,7	Fannie Mae Pool	8.500%	12/1/30	10	11
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	6,580	6,438
6,7	Freddie Mac Gold Pool	2.500%	4/1/27–4/1/43	78,412	78,253
6,7,8	Freddie Mac Gold Pool	3.000%	8/1/26–12/1/47	271,231	272,706
6,7,8	Freddie Mac Gold Pool	3.500%	8/1/20–1/1/48	421,839	434,542
6,7	Freddie Mac Gold Pool	4.000%	5/1/18–10/1/47	165,094	172,928
6,7	Freddie Mac Gold Pool	4.500%	10/1/18–10/1/47	62,868	67,075
6,7	Freddie Mac Gold Pool	5.000%	1/1/18–8/1/41	16,157	17,325
6,7	Freddie Mac Gold Pool	5.500%	1/1/18–2/1/40	14,466	15,889
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	20,835	23,393
6,7	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	4,237	4,661
6,7	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	2,119	2,412
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	253	287
6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	25	28
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,040	1,017
7	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	40,045	40,566
7	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	62,028	64,433
7	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	5,415	5,678
7	Ginnie Mae I Pool	4.500%	9/15/33–12/15/46	34,568	36,804
7	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	15,987	17,461
7	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	9,752	10,774
7	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	4,326	4,833
7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	3,648	4,012
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	234	255
7	Ginnie Mae I Pool	7.500%	11/15/30–3/15/32	46	51
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	52	57
7	Ginnie Mae I Pool	8.500%	7/15/30	20	21
7	Ginnie Mae I Pool	9.000%	1/15/20–7/15/21	3	3
7	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	4,923	4,830
7,8	Ginnie Mae II Pool	3.000%	3/20/27–1/1/48	306,621	310,012
7,8	Ginnie Mae II Pool	3.500%	8/20/42–1/1/48	397,821	412,870
7	Ginnie Mae II Pool	4.000%	2/20/34–1/1/48	211,253	221,517
7	Ginnie Mae II Pool	4.500%	3/20/33–1/1/48	39,271	41,395
7	Ginnie Mae II Pool	5.000%	5/20/39–2/20/42	28,167	30,530
7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	3,812	4,152
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	5,567	6,186
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	73	83
					4,108,648

Nonconventional Mortgage-Backed Securities (2.2%)
6,7,9	Fannie Mae Pool	3.039%	12/1/32	6	6
6,7,9	Fannie Mae Pool	3.080%	5/1/33	57	60
6,7,9	Fannie Mae Pool	3.118%	12/1/40	2,970	3,125
6,7,10	Fannie Mae Pool	3.535%	8/1/33	64	66
6,7,10	Fannie Mae Pool	3.584%	7/1/33	116	119
6,7,10	Fannie Mae Pool	3.721%	5/1/33	11	12
6,7,11	Fannie Mae REMICS 2005-45	1.922%	6/25/35	1,731	1,734
6,7,11	Fannie Mae REMICS 2005-95	1.962%	11/25/35	2,316	2,327
6,7,11	Fannie Mae REMICS 2006-46	1.872%	6/25/36	6,442	6,436
6,7,11	Fannie Mae REMICS 2007-4	1.997%	2/25/37	815	818
6,7,11	Fannie Mae REMICS 2012-122	1.952%	11/25/42	2,366	2,368
6,7,11	Fannie Mae REMICS 2013-19	1.852%	9/25/41	3,272	3,261
6,7,11	Fannie Mae REMICS 2013-39	1.902%	5/25/43	3,047	3,041
6,7,11	Fannie Mae REMICS 2015-22	1.852%	4/25/45	2,563	2,549
6,7,11	Fannie Mae REMICS 2016-55	2.052%	8/25/46	5,065	5,102
6,7,11	Fannie Mae REMICS 2016-60	1.802%	9/25/46	10,386	10,354
6,7,11	Fannie Mae REMICS 2016-62	1.952%	9/25/46	10,386	10,421
6,7,11	Fannie Mae REMICS 2016-93	1.902%	12/25/46	21,268	21,285
6,7,9	Freddie Mac Non Gold Pool	3.277%	9/1/37	9,568	10,089
6,7,9	Freddie Mac Non Gold Pool	3.329%	7/1/35	11,743	12,328
6,7	Freddie Mac Non Gold Pool	3.359%	7/1/33	1,617	1,697
6,7,10	Freddie Mac Non Gold Pool	3.500%	8/1/37	86	90
6,7,10	Freddie Mac Non Gold Pool	3.586%	1/1/33	7	8
6,7,10	Freddie Mac Non Gold Pool	3.711%	10/1/32–2/1/33	52	54
6,7,11	Freddie Mac REMICS	1.827%	11/15/36–8/15/43	4,850	4,853
6,7,11	Freddie Mac REMICS	1.837%	11/15/36	1,701	1,704
6,7,11	Freddie Mac REMICS	1.927%	6/15/42	914	918
6,7	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	141,211	168,762
7	Government National Mortgage
	Association GNR_17-147C	6.500%	9/20/47	29,612	35,533
7	Government National Mortgage
	Association GNR_17-93C	6.500%	6/20/47	26,778	32,633
					341,753
Total U.S. Government and Agency Obligations (Cost $9,200,526)					9,127,130
Asset-Backed/Commercial Mortgage-Backed Securities (13.8%)
7	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	4,100	4,080
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	14,525	14,516
7	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	10,700	10,615
7,11	American Express Credit Account Master
	Trust 2017-5	1.857%	2/18/25	7,290	7,325
7	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	23,550	23,439
7,11	American Express Issuance Trust II 2013-
	2	1.907%	8/15/19	3,317	3,326
7,12	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	4,828	5,107
7,12	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	400	412
7,12	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	2,500	2,518
7,12	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	6,680	6,674
7,11	BA Credit Card Trust 2014-A1	1.857%	6/15/21	15,428	15,472
7	BA Credit Card Trust 2017-A2	1.840%	1/17/23	3,330	3,298
7	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	715	744

7	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	290	300
7	BANK 2017 - BNK4	3.625%	5/15/50	1,540	1,598
7	BANK 2017 - BNK5	3.390%	6/15/60	1,760	1,793
7	BANK 2017 - BNK6	3.254%	7/15/60	970	982
7	BANK 2017 - BNK6	3.518%	7/15/60	1,020	1,049
7	BANK 2017 - BNK7	3.435%	9/15/60	950	971
7	BANK 2017 - BNK8	3.488%	11/15/50	2,450	2,513
7	BANK 2017 - BNK9	3.538%	11/15/54	14,000	14,421
7,12,13	Bank of America Student Loan Trust
	2010-1A	2.167%	2/25/43	3,643	3,656
12	Bank of Montreal	1.750%	6/15/21	5,835	5,668
	Bank of Nova Scotia	1.850%	4/14/20	3,696	3,656
	Bank of Nova Scotia	1.875%	4/26/21	30,980	30,301
12	Bank of Nova Scotia	1.875%	9/20/21	7,770	7,581
7	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	9,200	9,241
7,11	Barclays Dryrock Issuance Trust 2017-2	1.777%	5/15/23	7,290	7,296
7,11,12	BMW Floorplan Master Owner Trust
	2015-1A	1.977%	7/15/20	5,120	5,129
7	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,070	7,049
7	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	2,200	2,193
7,13	Brazos Higher Education Authority Inc.
	Series 2005-3	1.752%	6/25/26	2,355	2,341
7,13	Brazos Higher Education Authority Inc.
	Series 2011-1	2.262%	2/25/30	1,515	1,515
7	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	1,430	1,430
7,11	Cabela's Credit Card Master Note Trust
	2015-2	2.147%	7/17/23	3,225	3,260
7,11	Cabela's Credit Card Master Note Trust
	2016-1	2.327%	6/15/22	3,440	3,472
12	Canadian Imperial Bank of Commerce	2.250%	7/21/20	2,235	2,227
7,12	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.050%	3/19/21	2,110	2,096
7,12	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.286%	1/19/22	1,480	1,466
7	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	6,480	6,464
7	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	7,765	7,859
7	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	11,390	11,336
7,11	Capital One Multi-Asset Execution Trust
	2016-A1	1.927%	2/15/22	30,620	30,756
7,11	Capital One Multi-Asset Execution Trust
	2016-A2	2.107%	2/15/24	2,900	2,938
7	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	23,500	23,354
7,11	Capital One Multi-Asset Execution Trust
	2017-A5	2.057%	7/15/27	12,370	12,463
7,11,12	CARDS II Trust 2016-1A	2.177%	7/15/21	6,200	6,218
7,11,12	CARDS II Trust 2017-1A	1.847%	4/18/22	12,290	12,313
7,11,12	CARDS II Trust 2017-2	1.737%	10/17/22	20,590	20,595
7	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	2,100	2,097
7	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,682
7	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,265	1,262
7	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,080	3,057

7	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	4,430	4,386
7	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,110	2,070
7	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,220	9,153
7	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,880	3,860
7	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,200	2,185
7	CCUBS Commercial Mortgage Trust
	2017-C1	3.283%	11/15/50	5,000	5,033
7	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	1,880	1,961
7	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	800	826
7	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	2,100	2,153
7	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	1,710	1,760
7	CenterPoint Energy Transition Bond Co.
	IV LLC 2012-1	2.161%	10/15/21	4,862	4,858
7,12	CFCRE Commercial Mortgage Trust
	2011-C2	5.754%	12/15/47	2,054	2,266
7	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	3,235	3,235
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,366
7,11	Chase Issuance Trust 2016-A1	1.887%	5/17/21	30,978	31,090
7,12	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	2,790	2,794
7,12	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	5,360	5,349
7,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	2,300	2,287
7,12	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	1,630	1,608
7,11	Citibank Credit Card Issuance Trust 2013-
	A7	1.862%	9/10/20	6,379	6,396
7	Citibank Credit Card Issuance Trust 2014-
	A1	2.880%	1/23/23	8,576	8,726
7	Citibank Credit Card Issuance Trust 2014-
	A6	2.150%	7/15/21	7,580	7,590
7,11	Citibank Credit Card Issuance Trust 2017-
	A5	2.155%	4/22/26	5,610	5,672
7,12	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	400	413
7	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	1,364	1,383
7	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	333	346
7	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	160	167
7	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	7,828	8,294
7	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	1,290	1,338
7	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	3,705	3,891
7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	1,380	1,437
7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	240	246

7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	1,530	1,566
7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	3,929	4,078
7	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	2,853	2,991
7	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	1,333	1,343
7	Citigroup Commercial Mortgage Trust
	2016-C2	2.575%	8/10/49	3,500	3,360
7	Citigroup Commercial Mortgage Trust
	2016-GC36	3.349%	2/10/49	2,600	2,641
7	Citigroup Commercial Mortgage Trust
	2016-GC37	3.314%	4/10/49	4,000	4,048
7	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	1,820	1,864
7	Citigroup Commercial Mortgage Trust
	2017-P8	3.203%	9/15/50	4,200	4,222
7	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	2,780	2,838
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,090	3,064
7	CNH Equipment Trust 2017-B	2.170%	4/17/23	3,730	3,694
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	604
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	917
7	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,531	1,533
7,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	610	620
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,221
7	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	30	30
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	517
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,835	1,936
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	842	901
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	677
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	310	324
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,895	2,008
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	3,226	3,442
7	COMM 2013-CCRE9 Mortgage Trust	4.230%	7/10/45	3,734	3,999
7,12	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	2,083	2,209
7,12	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	546	566
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	160
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	839
7,12	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	500	499
7	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,227
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	853	912
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,182	1,243
7	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	295	310
7	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,300	6,512
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,389	3,552
7	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	870	886
7	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,532	3,656
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	4,950	5,110
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,450
7	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	460	468
7	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,600	2,663
7	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,450	2,559
7	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,420	1,487
7	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,024	3,139
7	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	170	172

12	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,593
12	Commonwealth Bank of Australia	2.125%	7/22/20	16,770	16,649
7	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	140	143
7	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	145	152
7	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.210%	11/15/49	3,400	3,393
7	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	1,520	1,550
7	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	2,340	2,384
7	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	1,630	1,659
7,12	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	6,000	5,988
7,12	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	3,240	3,227
7	Discover Card Execution Note Trust 2012-
	A6	1.670%	1/18/22	13,138	13,061
7,11	Discover Card Execution Note Trust 2013-
	A1	1.777%	8/17/20	3,294	3,295
7	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	9,500	9,496
7	Discover Card Execution Note Trust 2017-
	A4	2.530%	10/15/26	16,840	16,817
7,11	Discover Card Execution Note Trust 2017-
	A5	2.077%	12/15/26	17,460	17,649
7,12	DLL Securitization Trust Series 2017-A	2.140%	12/15/21	3,700	3,681
7,12	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	2,190	2,175
12	DNB Boligkreditt AS	1.450%	3/21/18	1,198	1,197
12	DNB Boligkreditt AS	2.500%	3/28/22	20,000	19,876
7,12	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	3,300	3,298
7,12	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	7,640	7,586
7,12	Enterprise Fleet Financing LLC Series
	2016-2	2.040%	2/22/22	1,390	1,381
7,12	Enterprise Fleet Financing LLC Series
	2017-3	2.360%	5/20/23	3,750	3,730
7,11,12	Evergreen Credit Card Trust Series 2016-
	1	2.197%	4/15/20	36,000	36,060
7,11,12	Evergreen Credit Card Trust Series 2016-
	3	1.977%	11/16/20	2,550	2,558
7,11,12	Evergreen Credit Card Trust Series 2017-
	1	1.737%	10/15/21	16,310	16,312
6,7	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,319	6,224
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	5,460	5,544
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	3,450	3,519
7	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	12,140	12,007
7,11	First National Master Note Trust 2017-1	1.877%	4/18/22	11,720	11,737
7,11	First National Master Note Trust 2017-2	1.917%	10/16/23	5,780	5,785
7	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	8,580	8,544
7	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	4,340	4,320
7,12	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	4,089	4,097
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	4,455	4,439
7,12	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	9,700	9,726
7,12	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	11,910	11,868

7,12	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	15,232	15,013
7,12	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	36,790	36,828
7,12	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	14,950	14,802
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,428
7,11	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	1.977%	2/15/21	6,191	6,211
7,11	Ford Credit Floorplan Master Owner Trust
	A Series 2015-2	2.047%	1/15/22	7,310	7,363
7	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,230	8,243
7,11	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	2.377%	2/15/21	11,720	11,821
7,11	Ford Credit Floorplan Master Owner Trust
	A Series 2016-3	2.097%	7/15/21	4,500	4,531
7,11	Ford Credit Floorplan Master Owner Trust
	A Series 2016-4	2.007%	7/15/20	3,480	3,486
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	36,140	35,976
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	17,260	17,189
7	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	334	334
7	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	2,237	2,236
7	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	7,100	7,088
7	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	5,000	4,998
7	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	3,500	3,491
7	GM Financial Automobile Leasing Trust
	2017-3	1.720%	1/21/20	20,020	19,942
7	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	6,780	6,751
7	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	1,830	1,822
7,12	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	4,240	4,215
7,11,12	GMF Floorplan Owner Revolving Trust
	2016-1	2.327%	5/17/21	10,260	10,339
7,11,12	GMF Floorplan Owner Revolving Trust
	2017-1	2.047%	1/18/22	220	221
7,12	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	20,010	19,853
7,11,12	Golden Credit Card Trust 2014-2A	1.927%	3/15/21	2,921	2,928
7,12	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	24,420	24,117
7,11,12	Golden Credit Card Trust 2017-4A	1.997%	7/15/24	17,930	17,933
7,12	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	3,770	3,739
7,12	GreatAmerica Leasing Receivables
	Funding LLC Series 2017-1	2.360%	1/20/23	5,700	5,650
7,12	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	251
7	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	934	947
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	4,923	5,201
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,370	3,487
7	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,152

7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	103
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	2,692	2,691
7,12	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,760
7,12	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	1,830	1,823
7,12	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	1,380	1,373
7,12	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	1,980	1,944
7,12	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	3,170	3,173
7	Honda Auto Receivables 2017-2 Owner
	Trust	1.870%	9/15/23	10,000	9,891
7	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	6,020	5,979
7	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	14,250	14,206
7	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	5,670	5,650
7,12	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,000	9,838
7,12	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	7,540	7,502
7,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	11,580	11,550
7,12	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	2,280	2,274
7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	2,910	2,899
7	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	10,250	10,148
7,12	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	2,090	2,083
13	Illinois Student Assistance Commission
	Series 2010-1	2.417%	4/25/22	570	571
7,12	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	1,952	1,980
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	480	479
7	John Deere Owner Trust 2016-B	1.490%	5/15/23	880	871
7	John Deere Owner Trust 2017-A	2.110%	12/15/23	7,390	7,364
7	John Deere Owner Trust 2017-B	2.110%	7/15/24	7,410	7,339
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	2,965
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	833	900
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,211
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	370	382
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	902	905
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,373	1,389
7,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,534	1,556
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C10	2.875%	12/15/47	3,300	3,312
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,635	2,788
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	467
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	160	168
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,196

7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	2,521	2,544
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	400	416
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	680	699
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,310	1,347
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,804	2,924
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.030%	7/15/45	1,309	1,369
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	358	370
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	450	479
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	179	185
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,697	3,958
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	4,862	5,168
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	402	427
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	170	174
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	1,008
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,040	3,145
7	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	6,000	6,279
7	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	1,550	1,587
7	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	610	625
7,12	Kubota Credit Owner Trust 2017-1A	2.160%	3/15/24	2,940	2,919
7	LB-UBS Commercial Mortgage Trust
	2008-C1	6.319%	4/15/41	3,804	3,810
7,12	Master Credit Card Trust II Series 2017-
	1A	2.260%	7/21/21	20,000	20,008
7,11	MBNA Credit Card Master Note Trust
	2004-A3	1.737%	8/16/21	15,215	15,242
7,11,12	Mercedes-Benz Master Owner Trust
	2016-B	2.177%	5/17/21	12,000	12,082
7,11,12	Mercedes-Benz Master Owner Trust
	2017-B	1.897%	5/16/22	15,690	15,731
7,12	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	349	349
7,12	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	468	468
7,12	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	895	899
7,12	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	5,240	5,139
7,12	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,156
7,12	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,075
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	2,328	2,370
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	896	920

7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	1,132	1,137
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	4,817	5,135
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,160	1,219
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.169%	8/15/46	350	373
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	375	388
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	130	139
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	75	79
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	358	379
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	179	189
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,960	2,049
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	4,350	4,611
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	2,913	3,060
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	295	310
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	11,000	11,271
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	5,200	5,434
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,546
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	2,903	3,010
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.459%	12/15/49	5,600	5,736
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	792	829
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	1,150	1,185
7,12	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	2,011	2,000
7	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	1,760	1,815
7	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,210	1,246
7	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	14,000	14,432
7,11,12	Motor plc 2017 1A	2.082%	9/25/24	16,100	16,238
12	National Australia Bank Ltd.	2.250%	3/16/21	14,730	14,604
12	National Australia Bank Ltd.	2.400%	12/7/21	11,900	11,827
7,11	Navient Student Loan Trust 2014-8	1.992%	4/25/23	4,645	4,657
7,11	Navient Student Loan Trust 2015-3	2.202%	6/26/56	4,800	4,813
7,11,12	Navient Student Loan Trust 2016-2	2.602%	6/25/65	1,450	1,465
7,11,12	Navient Student Loan Trust 2016-3	2.402%	6/25/65	1,880	1,899
7,11,12	Navient Student Loan Trust 2016-6A	2.302%	3/25/66	7,040	7,114
7,11,12	Navient Student Loan Trust 2017-1	2.302%	7/26/66	26,000	26,211
7,11,12	Navient Student Loan Trust 2017-3A	2.152%	7/26/66	4,715	4,746
7,11,12	Navient Student Loan Trust 2017-4A	2.052%	9/27/66	5,910	5,920

7,11,12	Navistar Financial Dealer Note Master
	Trust II 2017-1A	2.332%	6/27/22	7,070	7,073
7,12	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	2,950	2,954
7	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	17,740	17,670
7	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	4,910	4,891
7	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	8,660	8,636
7	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	2,420	2,410
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	775	771
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	15,000	14,859
7	Nissan Auto Receivables 2016-A Owner
	Trust	1.590%	7/15/22	9,120	9,006
7	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	20,760	20,729
7	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	11,700	11,672
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	7,500	7,499
7,11	Nissan Master Owner Trust Receivables
	Series 2016-A	2.117%	6/15/21	13,480	13,565
7,11	Nissan Master Owner Trust Receivables
	Series 2017-C	1.797%	10/17/22	31,210	31,263
13	North Carolina State Education
	Assistance Authority 2011-1	2.267%	1/26/26	147	147
7,12	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	840	835
7,11,12	PHEAA Student Loan Trust 2016-2A	2.502%	11/25/65	5,708	5,723
	Royal Bank of Canada	2.200%	9/23/19	3,072	3,069
	Royal Bank of Canada	2.100%	10/14/20	5,050	5,001
7	Royal Bank of Canada	1.875%	2/5/21	4,800	4,757
	Royal Bank of Canada	2.300%	3/22/21	5,583	5,564
7,12	Santander Retail Auto Lease Trust 2017-
	A	2.370%	1/20/22	2,310	2,304
7,12	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	4,390	4,374
7,12	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	3,800	3,750
7,12	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	13,680	13,641
7,12	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	4,120	4,102
7,12	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	10,370	10,263
7,12	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	3,480	3,428
7,13	SLM Student Loan Trust 2005-5	1.467%	4/25/25	2,445	2,444
7,11	SLM Student Loan Trust 2014-1	1.932%	7/26/21	59	59
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	120	119
7	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	810	795
12	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	998	995
7,12	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	5,077	5,022
12	Swedbank Hypotek AB	1.375%	3/28/18	1,131	1,129
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,955	2,961
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	3,500	3,498

7	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	6,363	6,362
7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	5,840	5,804
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,370	16,192
7	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	9,910	9,923
7	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,986	2,994
7	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	2,470	2,443
7	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	4,580	4,556
7,11,12 Trillium Credit Card Trust II 2016-1A		2.272%	5/26/21	23,940	23,994
7	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	244	255
7	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	2,320	2,409
7,12	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	3,940	3,970
7	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	1,340	1,340
7	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	200	203
7	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	120	123
7	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	7,810	7,728
7,12	Verizon Owner Trust 2017-1A	2.060%	9/20/21	11,000	10,968
7,12	Verizon Owner Trust 2017-2A	1.920%	12/20/21	28,510	28,318
7,12	Verizon Owner Trust 2017-3	2.060%	4/20/22	9,340	9,296
7,12	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,529	2,551
7,12	Volvo Financial Equipment LLC Series
	2016-1A	1.890%	9/15/20	1,280	1,270
7,12	Volvo Financial Equipment LLC Series
	2017-1A	2.210%	11/15/21	2,310	2,290
7,11,12	Volvo Financial Equipment Master Owner
	Trust 2017-A	1.977%	11/15/22	3,050	3,057
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	862	869
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	517	528
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	416	434
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	296	315
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	1,405	1,417
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	1,400	1,455
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	1,870	1,946
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	2,572	2,704
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	1,260	1,319
7	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	320	336

7	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	2,350	2,397
7	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	2,440	2,499
7	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	2,790	2,879
7	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	1,540	1,575
7	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	14,000	14,446
7	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	900	930
7,11	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	2.151%	1/20/22	12,080	12,159
12	Westpac Banking Corp.	1.850%	11/26/18	1,028	1,024
12	Westpac Banking Corp.	2.000%	3/3/20	2,550	2,528
12	Westpac Banking Corp.	2.250%	11/9/20	3,460	3,439
12	Westpac Banking Corp.	2.100%	2/25/21	880	869
7,12	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	1,221	1,278
7	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	1,072	1,101
7	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	610	633
7	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	208	211
7	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	2,428	2,441
7	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	566	573
7	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	476	492
7	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	225	240
7	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	161	166
7	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	595	615
7	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	1,488	1,592
7	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	100	104
7	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	1,031	1,093
7	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	815	860
7	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	2,810	2,911
7	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	2,560	2,675
7	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	2,302	2,441
7,12	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	665	661
7	World Financial Network Credit Card
	Master Note Trust Series 2013-A	1.610%	12/15/21	1,732	1,732
7,11	World Financial Network Credit Card
	Master Note Trust Series 2015-A	1.957%	2/15/22	2,585	2,588

7	World Financial Network Credit Card
	Master Note Trust Series 2015-B	2.550%	6/17/24	1,330	1,334
7	World Omni Auto Receivables Trust 2014-
	B	1.680%	12/15/20	3,360	3,354
7	World Omni Auto Receivables Trust 2015-
	B	1.840%	1/17/22	15,000	14,919
7	World Omni Auto Receivables Trust 2016-
	A	1.770%	9/15/21	1,390	1,385
7	World Omni Auto Receivables Trust 2016-
	B	1.300%	2/15/22	7,410	7,337
7	World Omni Automobile Lease
	Securitization Trust 2017-A	2.320%	8/15/22	4,670	4,669
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,128,990)					2,126,791
Corporate Bonds (19.4%)
Finance (11.6%)
	Banking (9.3%)
12	ABN AMRO Bank NV	2.500%	10/30/18	5,390	5,406
	American Express Co.	3.000%	10/30/24	20,005	19,955
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,801
	American Express Credit Corp.	2.375%	5/26/20	4,900	4,896
	Australia & New Zealand Banking Group
	Ltd.	2.000%	11/16/18	3,640	3,638
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	17,630	17,519
7,12	Bank of America Corp.	3.004%	12/20/23	19,580	19,593
7	Bank of America Corp.	3.824%	1/20/28	5,189	5,353
7	Bank of America Corp.	3.593%	7/21/28	2,265	2,292
	Bank of New York Mellon Corp.	2.150%	2/24/20	590	589
	Bank of New York Mellon Corp.	2.600%	8/17/20	1,246	1,255
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,101
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,635
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	1,951
	Bank of New York Mellon Corp.	3.000%	2/24/25	600	598
	Bank of New York Mellon Corp.	2.800%	5/4/26	2,470	2,408
	Bank of Nova Scotia	1.650%	6/14/19	4,090	4,059
	Bank of Nova Scotia	2.700%	3/7/22	1,360	1,358
12	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	580	578
12	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	7,652	7,682
12	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	7,440	7,478
12	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,020	12,989
12	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	11,130	11,048
	Bear Stearns Cos. LLC	7.250%	2/1/18	5,050	5,070
	BNP Paribas SA	2.700%	8/20/18	3,590	3,603
	BNP Paribas SA	2.400%	12/12/18	5,350	5,364
	BPCE SA	2.500%	12/10/18	7,485	7,503
	BPCE SA	2.500%	7/15/19	2,225	2,233
	Commonwealth Bank of Australia	1.625%	3/12/18	990	990
	Commonwealth Bank of Australia	2.500%	9/20/18	9,260	9,294
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,000
	Commonwealth Bank of Australia	2.300%	9/6/19	6,329	6,331
	Commonwealth Bank of Australia	2.300%	3/12/20	1,500	1,497
12	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,130
	Commonwealth Bank of Australia	2.400%	11/2/20	4,420	4,409
12	Commonwealth Bank of Australia	2.000%	9/6/21	3,920	3,837
12	Commonwealth Bank of Australia	2.750%	3/10/22	10,060	10,090
12	Commonwealth Bank of Australia	3.150%	9/19/27	11,000	10,841
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,380	2,384

	Cooperatieve Rabobank UA	2.250%	1/14/20	3,610	3,606
	Credit Suisse AG	2.300%	5/28/19	5,990	6,000
	Credit Suisse AG	4.375%	8/5/20	1,825	1,913
	Credit Suisse AG	3.000%	10/29/21	3,000	3,032
12	Danske Bank A/S	2.750%	9/17/20	1,105	1,111
	Fifth Third Bank	2.300%	3/15/19	1,360	1,363
	Fifth Third Bank	1.625%	9/27/19	5,820	5,754
	Fifth Third Bank	2.250%	6/14/21	5,364	5,306
	First Republic Bank	2.500%	6/6/22	18,680	18,431
	Goldman Sachs Group Inc.	2.625%	1/31/19	8,910	8,945
	Goldman Sachs Group Inc.	2.550%	10/23/19	11,885	11,907
	Goldman Sachs Group Inc.	2.300%	12/13/19	21,690	21,634
	Goldman Sachs Group Inc.	2.600%	12/27/20	10,920	10,914
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	12,518
	Goldman Sachs Group Inc.	3.000%	4/26/22	14,575	14,633
7	Goldman Sachs Group Inc.	2.876%	10/31/22	12,995	12,963
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	303
7	Goldman Sachs Group Inc.	2.908%	6/5/23	16,520	16,381
7	Goldman Sachs Group Inc.	2.905%	7/24/23	9,710	9,625
	Goldman Sachs Group Inc.	4.000%	3/3/24	3,330	3,488
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,947
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,695	2,767
7	Goldman Sachs Group Inc.	3.272%	9/29/25	16,520	16,391
7	Goldman Sachs Group Inc.	3.691%	6/5/28	14,985	15,195
12	HSBC Bank plc	1.500%	5/15/18	2,250	2,247
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,118
	HSBC Holdings plc	5.100%	4/5/21	780	838
	HSBC Holdings plc	2.950%	5/25/21	4,805	4,837
	HSBC Holdings plc	2.650%	1/5/22	4,955	4,919
	HSBC Holdings plc	4.875%	1/14/22	2,030	2,183
7	HSBC Holdings plc	3.262%	3/13/23	28,265	28,625
	HSBC Holdings plc	3.600%	5/25/23	6,765	6,961
7	HSBC Holdings plc	3.033%	11/22/23	11,345	11,364
	HSBC Holdings plc	4.375%	11/23/26	985	1,028
7	HSBC Holdings plc	4.041%	3/13/28	39,986	41,622
	HSBC USA Inc.	2.350%	3/5/20	1,580	1,579
	HSBC USA Inc.	2.750%	8/7/20	3,325	3,347
	Huntington National Bank	2.200%	11/6/18	1,812	1,813
	Huntington National Bank	2.375%	3/10/20	7,705	7,706
	Huntington National Bank	2.500%	8/7/22	4,185	4,127
12	ING Bank NV	2.500%	10/1/19	2,670	2,674
	JPMorgan Chase & Co.	1.700%	3/1/18	2,400	2,399
	JPMorgan Chase & Co.	1.625%	5/15/18	545	544
	JPMorgan Chase & Co.	2.250%	1/23/20	28,352	28,330
	JPMorgan Chase & Co.	4.950%	3/25/20	3,995	4,221
	JPMorgan Chase & Co.	2.750%	6/23/20	4,475	4,513
	JPMorgan Chase & Co.	2.550%	10/29/20	25,165	25,238
	JPMorgan Chase & Co.	2.550%	3/1/21	10,159	10,170
	JPMorgan Chase & Co.	2.295%	8/15/21	6,720	6,661
	JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,653
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,203
	JPMorgan Chase & Co.	2.972%	1/15/23	34,053	34,194
	JPMorgan Chase & Co.	3.200%	1/25/23	1,955	1,988
7	JPMorgan Chase & Co.	2.776%	4/25/23	14,030	13,947
	JPMorgan Chase & Co.	2.700%	5/18/23	5,337	5,302
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,188
	JPMorgan Chase & Co.	3.625%	5/13/24	6,350	6,580

	JPMorgan Chase & Co.	3.125%	1/23/25	7,986	8,016
7	JPMorgan Chase & Co.	3.220%	3/1/25	10,940	10,974
	JPMorgan Chase & Co.	3.900%	7/15/25	8,000	8,353
	JPMorgan Chase & Co.	3.300%	4/1/26	8,119	8,151
7	JPMorgan Chase & Co.	3.782%	2/1/28	18,750	19,402
7	JPMorgan Chase & Co.	3.540%	5/1/28	11,745	11,908
	KeyBank NA	1.650%	2/1/18	2,400	2,399
	KeyBank NA	2.350%	3/8/19	881	882
	KeyBank NA	2.500%	11/22/21	1,860	1,850
	Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,003
7	Lloyds Banking Group plc	2.907%	11/7/23	17,095	16,929
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,068
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	4,195	4,167
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,365	5,425
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	38,650	38,993
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	3,880	3,803
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,975	2,994
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,770	15,576
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	825	802
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	685	709
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	10,000	10,236
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	3,665	3,618
12	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	11,120	11,135
	Mizuho Financial Group Inc.	2.953%	2/28/22	2,730	2,731
	Morgan Stanley	2.375%	7/23/19	25,904	25,912
	Morgan Stanley	5.625%	9/23/19	2,868	3,023
	Morgan Stanley	5.750%	1/25/21	6,800	7,405
	Morgan Stanley	2.625%	11/17/21	37,724	37,507
	Morgan Stanley	2.750%	5/19/22	7,400	7,357
	Morgan Stanley	3.875%	4/29/24	4,030	4,205
13	Morgan Stanley	2.617%	5/8/24	6,885	7,030
	Morgan Stanley	3.700%	10/23/24	6,138	6,326
	Morgan Stanley	4.000%	7/23/25	1,355	1,414
	Morgan Stanley	3.875%	1/27/26	1,110	1,155
	Morgan Stanley	3.625%	1/20/27	8,090	8,253
7	Morgan Stanley	3.591%	7/22/28	9,710	9,778
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,422
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,771
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,465
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,147
	National Australia Bank Ltd.	2.000%	1/14/19	728	726
	National Bank of Canada	2.100%	12/14/18	2,525	2,523
12	Nordea Bank AB	2.500%	9/17/20	1,865	1,865
	PNC Bank NA	2.200%	1/28/19	3,300	3,300
	PNC Bank NA	2.600%	7/21/20	5,115	5,144
	PNC Bank NA	2.450%	11/5/20	1,707	1,708
	PNC Bank NA	2.150%	4/29/21	2,078	2,057
	PNC Bank NA	2.550%	12/9/21	4,695	4,690
	PNC Bank NA	2.625%	2/17/22	14,655	14,662
	PNC Bank NA	2.950%	2/23/25	4,610	4,579
	PNC Bank NA	3.250%	6/1/25	4,527	4,597
	PNC Bank NA	3.100%	10/25/27	11,075	11,033
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,202
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,692
	Royal Bank of Canada	1.500%	7/29/19	6,250	6,182
	Santander UK plc	3.050%	8/23/18	3,410	3,431
	Santander UK plc	2.500%	3/14/19	3,118	3,127

	Santander UK plc	2.350%	9/10/19	4,510	4,511
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	980	984
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	7,465	7,279
	State Street Corp.	1.350%	5/15/18	1,800	1,797
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	2,900	2,923
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,855	7,799
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	7,885	7,826
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	3,585	3,392
	SunTrust Bank	2.450%	8/1/22	12,480	12,319
	Svenska Handelsbanken AB	2.500%	1/25/19	1,345	1,350
12	Swedbank AB	2.375%	2/27/19	3,770	3,776
12	Swedbank AB	2.800%	3/14/22	7,485	7,516
	Toronto-Dominion Bank	1.450%	8/13/19	700	692
	Toronto-Dominion Bank	2.500%	12/14/20	6,580	6,601
	Toronto-Dominion Bank	2.125%	4/7/21	5,625	5,571
	UBS AG	2.375%	8/14/19	990	990
12	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,270	5,304
12	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	22,609	22,363
12	UBS Group Funding Switzerland AG	3.491%	5/23/23	2,060	2,092
7,12	UBS Group Funding Switzerland AG	2.859%	8/15/23	23,230	22,948
	US Bancorp	2.350%	1/29/21	675	674
	US Bancorp	3.700%	1/30/24	1,515	1,591
	Wachovia Corp.	5.750%	2/1/18	6,740	6,760
	Wells Fargo & Co.	2.600%	7/22/20	6,635	6,666
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,269
	Wells Fargo & Co.	2.625%	7/22/22	22,650	22,518
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,603
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,069
	Wells Fargo & Co.	3.000%	2/19/25	6,300	6,234
	Wells Fargo & Co.	3.000%	4/22/26	13,750	13,497
	Wells Fargo & Co.	3.000%	10/23/26	5,000	4,873
7	Wells Fargo & Co.	3.584%	5/22/28	18,950	19,312
	Wells Fargo Bank NA	2.150%	12/6/19	14,500	14,469
	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,584
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,524
	Westpac Banking Corp.	2.600%	11/23/20	6,430	6,455
	Westpac Banking Corp.	2.100%	5/13/21	7,555	7,452
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,524
	Westpac Banking Corp.	2.800%	1/11/22	2,000	2,013
	Westpac Banking Corp.	2.750%	1/11/23	19,880	19,810
	Westpac Banking Corp.	3.350%	3/8/27	17,765	17,912

	Brokerage (0.3%)
	Charles Schwab Corp.	2.200%	7/25/18	450	451
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,423
	Charles Schwab Corp.	2.650%	1/25/23	5,845	5,825
	Charles Schwab Corp.	3.200%	3/2/27	805	809
	Charles Schwab Corp.	3.200%	1/25/28	16,695	16,659
	Invesco Finance plc	3.125%	11/30/22	4,490	4,514
	Invesco Finance plc	4.000%	1/30/24	4,000	4,211
	Invesco Finance plc	3.750%	1/15/26	3,060	3,162
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	61
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,335

	Finance Companies (0.2%)
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	25,739	25,634

	GE Capital International Funding Co.
	Unlimited Co.	3.373%	11/15/25	6,197	6,295

	Insurance (1.4%)
	Aetna Inc.	2.750%	11/15/22	1,700	1,680
	Aetna Inc.	2.800%	6/15/23	2,050	2,013
12	AIA Group Ltd.	3.200%	3/11/25	15,935	15,849
12	AIG Global Funding	2.700%	12/15/21	2,340	2,338
	Berkshire Hathaway Inc.	2.750%	3/15/23	19,250	19,375
	Berkshire Hathaway Inc.	3.125%	3/15/26	13,295	13,410
	Chubb INA Holdings Inc.	2.875%	11/3/22	6,693	6,756
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,810	2,801
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,860	3,964
	Chubb INA Holdings Inc.	3.150%	3/15/25	984	993
12	Jackson National Life Global Funding	4.700%	6/1/18	2,250	2,274
	Manulife Financial Corp.	4.900%	9/17/20	6,695	7,082
	Manulife Financial Corp.	4.150%	3/4/26	2,529	2,670
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,820	5,148
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	10,400	10,406
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,995	2,057
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	8,620	8,871
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,982	4,164
12	MassMutual Global Funding II	2.750%	6/22/24	21,965	21,792
12	Metropolitan Life Global Funding I	3.000%	1/10/23	9,594	9,672
12	Metropolitan Life Global Funding I	3.450%	12/18/26	8,725	8,966
12	Metropolitan Life Global Funding I	3.000%	9/19/27	17,995	17,719
12	New York Life Global Funding	2.900%	1/17/24	4,120	4,134
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,838
12	Pricoa Global Funding I	2.550%	11/24/20	2,130	2,134
12	Pricoa Global Funding I	2.450%	9/21/22	3,940	3,884
12	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,270	1,285
12	Swiss Re Treasury US Corp.	2.875%	12/6/22	6,555	6,558
	UnitedHealth Group Inc.	1.900%	7/16/18	1,020	1,020
	UnitedHealth Group Inc.	2.700%	7/15/20	1,010	1,020
	UnitedHealth Group Inc.	3.350%	7/15/22	2,080	2,144
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,722
	UnitedHealth Group Inc.	3.750%	7/15/25	5,275	5,551
	UnitedHealth Group Inc.	3.450%	1/15/27	7,500	7,711
	UnitedHealth Group Inc.	3.375%	4/15/27	2,825	2,891
	UnitedHealth Group Inc.	2.950%	10/15/27	9,175	9,140

	Other Finance (0.1%)
	ORIX Corp.	3.250%	12/4/24	9,315	9,257

	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities Inc.	3.350%	5/15/27	5,975	6,016
	AvalonBay Communities Inc.	3.200%	1/15/28	2,060	2,047
	Camden Property Trust	4.875%	6/15/23	435	468
	Camden Property Trust	4.250%	1/15/24	1,488	1,558
	Camden Property Trust	3.500%	9/15/24	435	437
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,318
	Federal Realty Investment Trust	2.750%	6/1/23	4,490	4,435
	Federal Realty Investment Trust	3.250%	7/15/27	6,000	5,949
12	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	6,205	6,267
	Simon Property Group LP	2.500%	9/1/20	727	730
	Simon Property Group LP	4.375%	3/1/21	4,400	4,649

	Simon Property Group LP	3.500%	9/1/25	891	912
	Simon Property Group LP	3.300%	1/15/26	894	894
	Simon Property Group LP	3.375%	12/1/27	10,865	10,911
					1,780,917
Industrial (6.9%)
	Basic Industry (0.2%)
12	Air Liquide Finance SA	1.750%	9/27/21	16,586	16,073
12	Air Liquide Finance SA	2.250%	9/27/23	5,795	5,639
12	Air Liquide Finance SA	2.500%	9/27/26	1,435	1,370
	Airgas Inc.	2.900%	11/15/22	2,575	2,586
	Praxair Inc.	4.050%	3/15/21	2,800	2,937
	Praxair Inc.	2.450%	2/15/22	1,840	1,844
	Praxair Inc.	2.200%	8/15/22	1,120	1,106

	Capital Goods (1.0%)
	Caterpillar Financial Services Corp.	1.700%	8/9/21	22,027	21,435
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,000	6,063
	Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,517
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,365	5,639
	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,705	1,743
	Caterpillar Inc.	3.900%	5/27/21	1,613	1,690
	Caterpillar Inc.	2.600%	6/26/22	1,605	1,606
	Deere & Co.	2.600%	6/8/22	5,220	5,230
	General Dynamics Corp.	2.625%	11/15/27	12,535	12,110
	Illinois Tool Works Inc.	3.500%	3/1/24	2,650	2,770
	Illinois Tool Works Inc.	2.650%	11/15/26	12,385	12,074
	John Deere Capital Corp.	2.800%	3/4/21	3,475	3,511
	John Deere Capital Corp.	2.750%	3/15/22	4,645	4,666
	John Deere Capital Corp.	2.800%	3/6/23	4,490	4,493
	John Deere Capital Corp.	2.650%	6/24/24	10,000	9,868
	John Deere Capital Corp.	2.800%	9/8/27	6,435	6,304
	Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,945
	Parker-Hannifin Corp.	3.300%	11/21/24	3,935	4,021
	Parker-Hannifin Corp.	3.250%	3/1/27	6,040	6,090
	Precision Castparts Corp.	3.250%	6/15/25	13,895	14,214
12	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	11,205	11,278
12	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	3,445	3,491
12	Siemens Financieringsmaatschappij NV	2.350%	10/15/26	8,770	8,239

	Communication (0.6%)
	America Movil SAB de CV	5.000%	10/16/19	1,800	1,884
	America Movil SAB de CV	5.000%	3/30/20	7,025	7,387
	America Movil SAB de CV	3.125%	7/16/22	7,364	7,442
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,530	1,999
	Comcast Corp.	5.875%	2/15/18	2,100	2,110
	Comcast Corp.	5.700%	5/15/18	2,220	2,251
	Comcast Corp.	5.150%	3/1/20	4,425	4,698
	Comcast Corp.	2.850%	1/15/23	2,700	2,723
	Comcast Corp.	3.000%	2/1/24	2,300	2,317
	Comcast Corp.	3.600%	3/1/24	5,170	5,377
	Comcast Corp.	3.375%	2/15/25	7,885	8,106
	Comcast Corp.	3.375%	8/15/25	12,018	12,327
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	8,600
	NBCUniversal Media LLC	2.875%	1/15/23	25,090	25,313
	Walt Disney Co.	3.150%	9/17/25	2,500	2,539

	Consumer Cyclical (1.0%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,030	1,046
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,598
	American Honda Finance Corp.	2.450%	9/24/20	2,225	2,230
	American Honda Finance Corp.	1.700%	9/9/21	2,790	2,711
	Automatic Data Processing Inc.	3.375%	9/15/25	475	490
	Costco Wholesale Corp.	2.750%	5/18/24	3,180	3,173
	Costco Wholesale Corp.	3.000%	5/18/27	3,945	3,947
	Cummins Inc.	3.650%	10/1/23	1,350	1,421
12	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	7,090	7,090
12	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,475	1,472
12	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,089	1,080
	Harley-Davidson Inc.	3.500%	7/28/25	7,465	7,617
	Lowe's Cos. Inc.	4.625%	4/15/20	2,070	2,154
	Lowe's Cos. Inc.	3.120%	4/15/22	4,440	4,523
	Lowe's Cos. Inc.	3.375%	9/15/25	775	797
	Lowe's Cos. Inc.	2.500%	4/15/26	18,500	17,701
	Lowe's Cos. Inc.	3.100%	5/3/27	7,265	7,291
12	Nissan Motor Acceptance Corp.	2.550%	3/8/21	5,415	5,400
12	Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,595	2,564
	PACCAR Financial Corp.	2.200%	9/15/19	450	451
	Starbucks Corp.	2.100%	2/4/21	1,980	1,966
	Starbucks Corp.	2.450%	6/15/26	3,645	3,492
	TJX Cos. Inc.	2.750%	6/15/21	1,650	1,670
	TJX Cos. Inc.	2.500%	5/15/23	900	883
	TJX Cos. Inc.	2.250%	9/15/26	8,940	8,387
	Visa Inc.	2.200%	12/14/20	4,465	4,463
	Visa Inc.	2.800%	12/14/22	7,090	7,183
	Visa Inc.	3.150%	12/14/25	21,965	22,430
	Walmart Inc.	3.250%	10/25/20	1,485	1,530
	Walmart Inc.	4.250%	4/15/21	2,852	3,031
	Walmart Inc.	2.350%	12/15/22	4,165	4,143
	Walmart Inc.	2.550%	4/11/23	6,290	6,310
	Walmart Inc.	2.650%	12/15/24	5,000	4,995

	Consumer Noncyclical (1.1%)
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	2,050	2,050
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	5,080	5,052
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,325	4,422
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	11,800	12,171
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	6,660	7,052
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,155	1,157
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,402
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,307
	Gilead Sciences Inc.	4.500%	4/1/21	3,000	3,184
	Gilead Sciences Inc.	3.700%	4/1/24	27,530	28,740
	Gilead Sciences Inc.	3.500%	2/1/25	25,835	26,629
	Gilead Sciences Inc.	3.650%	3/1/26	6,700	6,937
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,137
	Kaiser Foundation Hospitals	3.150%	5/1/27	965	965
	Kimberly-Clark Corp.	3.625%	8/1/20	630	648
	Medtronic Global Holdings SCA	3.350%	4/1/27	10,450	10,688
	Medtronic Inc.	5.600%	3/15/19	1,800	1,875
	Medtronic Inc.	3.150%	3/15/22	12,000	12,292
	Medtronic Inc.	3.625%	3/15/24	2,325	2,430
	Medtronic Inc.	3.500%	3/15/25	17,825	18,522
	PepsiCo Inc.	4.500%	1/15/20	2,250	2,354

	PepsiCo Inc.	2.850%	2/24/26	2,615	2,590
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	300	290
12	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	11,000	10,704
	Wyeth LLC	6.450%	2/1/24	1,490	1,798

	Energy (1.2%)
12	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	3.337%	12/15/27	5,520	5,508
	BP Capital Markets plc	1.375%	5/10/18	1,800	1,797
	BP Capital Markets plc	2.241%	9/26/18	3,780	3,786
	BP Capital Markets plc	4.750%	3/10/19	7,640	7,876
	BP Capital Markets plc	4.500%	10/1/20	4,040	4,268
	BP Capital Markets plc	3.561%	11/1/21	2,047	2,125
	BP Capital Markets plc	3.062%	3/17/22	915	934
	BP Capital Markets plc	3.245%	5/6/22	5,770	5,925
	BP Capital Markets plc	2.500%	11/6/22	3,140	3,119
	BP Capital Markets plc	2.750%	5/10/23	10,190	10,213
	BP Capital Markets plc	3.994%	9/26/23	900	956
	BP Capital Markets plc	3.814%	2/10/24	10,790	11,354
	BP Capital Markets plc	3.224%	4/14/24	7,250	7,401
	BP Capital Markets plc	3.535%	11/4/24	7,225	7,510
	BP Capital Markets plc	3.506%	3/17/25	8,000	8,279
	BP Capital Markets plc	3.119%	5/4/26	13,600	13,698
	BP Capital Markets plc	3.279%	9/19/27	11,000	11,104
	Chevron Corp.	2.193%	11/15/19	450	451
	ConocoPhillips Co.	2.400%	12/15/22	1,420	1,401
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	2,690	2,688
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	2,685	2,705
	Exxon Mobil Corp.	2.397%	3/6/22	1,100	1,100
	Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,249
	Occidental Petroleum Corp.	4.100%	2/1/21	7,065	7,377
	Occidental Petroleum Corp.	3.125%	2/15/22	2,695	2,759
	Occidental Petroleum Corp.	2.600%	4/15/22	615	615
	Occidental Petroleum Corp.	2.700%	2/15/23	1,800	1,794
	Schlumberger Investment SA	3.650%	12/1/23	455	477
	Shell International Finance BV	4.300%	9/22/19	1,575	1,633
	Shell International Finance BV	4.375%	3/25/20	1,840	1,926
	Shell International Finance BV	3.250%	5/11/25	23,950	24,606
	Shell International Finance BV	2.875%	5/10/26	8,500	8,459
	Total Capital Canada Ltd.	2.750%	7/15/23	2,700	2,712
	Total Capital International SA	2.875%	2/17/22	4,040	4,088
	Total Capital SA	4.125%	1/28/21	805	847
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,200	1,190
	TransCanada PipeLines Ltd.	3.750%	10/16/23	640	669
	TransCanada PipeLines Ltd.	4.875%	1/15/26	10,651	11,942

	Technology (1.4%)
	Apple Inc.	2.000%	5/6/20	3,705	3,692
	Apple Inc.	2.250%	2/23/21	1,500	1,498
	Apple Inc.	2.850%	5/6/21	5,840	5,936
	Apple Inc.	2.700%	5/13/22	915	922
	Apple Inc.	2.850%	2/23/23	5,680	5,749
	Apple Inc.	3.000%	2/9/24	6,440	6,514
	Apple Inc.	3.450%	5/6/24	5,385	5,582
	Apple Inc.	2.850%	5/11/24	14,160	14,205
	Apple Inc.	2.750%	1/13/25	2,295	2,277

	Apple Inc.	2.500%	2/9/25	5,060	4,942
	Apple Inc.	3.200%	5/13/25	1,360	1,386
	Apple Inc.	3.250%	2/23/26	9,562	9,758
	Apple Inc.	3.350%	2/9/27	10,918	11,181
	Apple Inc.	3.000%	6/20/27	1,710	1,695
	Apple Inc.	3.000%	11/13/27	2,295	2,283
	Baidu Inc.	3.250%	8/6/18	7,075	7,107
	Microsoft Corp.	1.850%	2/12/20	1,015	1,010
	Microsoft Corp.	2.375%	2/12/22	445	450
	Microsoft Corp.	2.650%	11/3/22	700	706
	Microsoft Corp.	2.875%	2/6/24	18,220	18,434
	Microsoft Corp.	2.700%	2/12/25	2,685	2,674
	Microsoft Corp.	3.125%	11/3/25	2,285	2,330
	Microsoft Corp.	2.400%	8/8/26	5,810	5,606
	Microsoft Corp.	3.300%	2/6/27	7,005	7,219
	Oracle Corp.	5.000%	7/8/19	1,095	1,143
	Oracle Corp.	1.900%	9/15/21	1,675	1,648
	Oracle Corp.	2.500%	5/15/22	8,255	8,260
	Oracle Corp.	2.500%	10/15/22	435	435
	Oracle Corp.	2.950%	11/15/24	21,390	21,543
	Oracle Corp.	2.950%	5/15/25	8,185	8,209
	Oracle Corp.	2.650%	7/15/26	1,510	1,472
	Oracle Corp.	3.250%	11/15/27	21,390	21,707
	QUALCOMM Inc.	2.600%	1/30/23	15,210	14,810
	QUALCOMM Inc.	2.900%	5/20/24	17,100	16,676

	Transportation (0.4%)
7,12	Air Canada 2017-1 Class A Pass Through
	Trust	3.550%	1/15/30	4,985	4,983
7,12	Air Canada 2017-1 Class AA Pass
	Through Trust	3.300%	1/15/30	8,720	8,811
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,185	1,220
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	11,041	11,635
7	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	447	464
7	CSX Transportation Inc.	6.251%	1/15/23	1,164	1,307
7	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	4,593	5,200
7	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	3,051	3,288
7	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	3,402	3,684
7	Spirit Airlines Pass Through Trust 2017-
	1A	3.650%	2/15/30	14,050	14,124
7	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	1,168	1,228
					1,070,804
Utilities (0.9%)
	Electric (0.9%)
12	AEP Transmission Co. LLC	3.100%	12/1/26	1,590	1,583
	Ameren Illinois Co.	2.700%	9/1/22	1,827	1,832
	Baltimore Gas & Electric Co.	2.800%	8/15/22	950	948
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	14,870	15,519
	Commonwealth Edison Co.	3.400%	9/1/21	8,700	8,943
	Commonwealth Edison Co.	2.550%	6/15/26	880	851
	Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,194
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,440

	Entergy Arkansas Inc.	3.700%	6/1/24	1,603	1,681
	Entergy Arkansas Inc.	3.500%	4/1/26	9,180	9,449
	Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,326
	Entergy Louisiana LLC	2.400%	10/1/26	4,920	4,627
	Entergy Louisiana LLC	3.120%	9/1/27	3,060	3,051
	Georgia Power Co.	2.400%	4/1/21	8,665	8,639
	Georgia Power Co.	2.850%	5/15/22	2,735	2,747
	Georgia Power Co.	3.250%	3/30/27	4,950	4,956
	MidAmerican Energy Co.	5.300%	3/15/18	3,326	3,350
	MidAmerican Energy Co.	3.100%	5/1/27	2,100	2,109
	National Rural Utilities Cooperative
	Finance Corp.	10.375%	11/1/18	3,477	3,710
	National Rural Utilities Cooperative
	Finance Corp.	2.950%	2/7/24	1,115	1,121
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,180	4,933
	Pacific Gas & Electric Co.	3.850%	11/15/23	2,300	2,388
12	Pacific Gas & Electric Co.	3.300%	12/1/27	13,950	13,828
	PacifiCorp	5.500%	1/15/19	2,665	2,757
	Southwestern Public Service Co.	3.300%	6/15/24	13,616	13,971
	Virginia Electric & Power Co.	2.950%	1/15/22	7,700	7,810
	Virginia Electric & Power Co.	2.750%	3/15/23	2,310	2,306
	Virginia Electric & Power Co.	2.950%	11/15/26	975	965
	Westar Energy Inc.	3.100%	4/1/27	4,070	4,072

	Natural Gas (0.0%)
12	Engie SA	2.875%	10/10/22	1,305	1,312
					134,418
Total Corporate Bonds (Cost $2,980,403)					2,986,139
Sovereign Bonds (6.3%)
	Asian Development Bank	1.750%	1/10/20	17,875	17,768
12	Avi Funding Co. Ltd.	2.850%	9/16/20	9,400	9,343
12	Bank Nederlandse Gemeenten NV	1.500%	2/15/19	20,500	20,382
12	Bank Nederlandse Gemeenten NV	2.125%	12/14/20	11,915	11,873
	Bermuda	4.854%	2/6/24	7,700	8,312
12	Bermuda	4.854%	2/6/24	2,725	2,945
12	CDP Financial Inc.	4.400%	11/25/19	18,235	18,971
	CDP Financial Inc.	4.400%	11/25/19	12,055	12,535
12	CDP Financial Inc.	3.150%	7/24/24	1,269	1,289
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	6,065	6,054
12	CNPC General Capital Ltd.	3.400%	4/16/23	800	810
	Corp. Andina de Fomento	2.000%	5/10/19	1,080	1,075
	Corp. Andina de Fomento	2.200%	7/18/20	5,229	5,191
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,613
12	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,950	3,054
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,300	1,345
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	15,000	16,086
	CPPIB Capital Inc.	1.250%	9/20/19	10,000	9,856
12	CPPIB Capital Inc.	1.250%	9/20/19	17,700	17,441
12	CPPIB Capital Inc.	2.250%	1/25/22	56,520	56,162
14	Development Bank of Japan Inc.	2.750%	9/16/25	7,580	7,583
12,15	Dexia Credit Local SA	1.875%	9/15/21	13,260	12,948
12	Dexia Credit Local SA	2.375%	9/20/22	15,310	15,121
12	Electricite de France SA	3.625%	10/13/25	9,110	9,316
	Emirate of Abu Dhabi	3.125%	10/11/27	12,800	12,519
	European Investment Bank	1.625%	12/15/20	35,715	35,183
	European Investment Bank	4.000%	2/16/21	9,100	9,591
	European Investment Bank	2.500%	4/15/21	7,275	7,330

	Export-Import Bank of Korea	1.750%	2/27/18	3,935	3,932
	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,337
	Export-Import Bank of Korea	5.125%	6/29/20	6,675	7,034
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,627
	Export-Import Bank of Korea	4.375%	9/15/21	11,121	11,650
	Export-Import Bank of Korea	1.875%	10/21/21	8,870	8,506
	Export-Import Bank of Korea	3.000%	11/1/22	1,800	1,792
	Hydro-Quebec	8.050%	7/7/24	470	607
12	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	8,000	7,931
	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	1,000	1,008
	Inter-American Development Bank	3.875%	2/14/20	4,550	4,717
14	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,718
14	Japan Bank for International Cooperation	1.750%	11/13/18	9,170	9,154
14	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,724
14	Japan Bank for International Cooperation	2.250%	2/24/20	29,500	29,427
14	Japan Bank for International Cooperation	2.125%	7/21/20	10,085	10,010
14	Japan Bank for International Cooperation	2.125%	11/16/20	24,700	24,500
16	KFW	1.000%	6/11/18	5,225	5,208
	Kingdom of Saudi Arabia	2.375%	10/26/21	5,800	5,656
	Kingdom of Saudi Arabia	2.875%	3/4/23	4,620	4,541
13	Korea Development Bank	2.288%	9/19/20	8,000	7,989
	Korea Development Bank	2.500%	1/13/21	4,750	4,692
	Korea Development Bank	4.625%	11/16/21	605	641
	Korea East-West Power Co. Ltd.	2.625%	11/27/18	4,755	4,753
12	Korea Gas Corp.	2.875%	7/29/18	3,650	3,658
	KSA Sukuk Ltd.	2.894%	4/20/22	13,760	13,673
12	Municipality Finance plc	1.125%	4/17/18	2,275	2,272
12	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,796
12	Nederlandse Waterschapsbank NV	1.250%	9/9/19	32,000	31,524
	North American Development Bank	2.300%	10/10/18	3,750	3,752
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	7,000	7,055
12	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,600	6,739
	Province of Alberta	1.900%	12/6/19	15,000	14,912
12	Province of Alberta	1.750%	8/26/20	1,500	1,478
12	Province of Alberta	2.050%	8/17/26	5,000	4,691
	Province of Manitoba	2.100%	9/6/22	1,900	1,860
	Province of New Brunswick	2.750%	6/15/18	1,145	1,149
	Province of Ontario	1.200%	2/14/18	2,275	2,272
	Province of Ontario	3.000%	7/16/18	11,926	11,987
	Province of Ontario	1.625%	1/18/19	42,130	41,984
	Province of Ontario	4.000%	10/7/19	5,475	5,648
	Province of Ontario	4.400%	4/14/20	22,335	23,402
	Province of Quebec	3.500%	7/29/20	10,575	10,909
11	Province of Quebec	1.772%	9/21/20	18,400	18,398
	Province of Quebec	2.750%	8/25/21	9,225	9,323
	Province of Quebec	7.500%	7/15/23	1,900	2,316
	Province of Quebec	7.125%	2/9/24	2,580	3,174
	Province of Quebec	2.750%	4/12/27	8,020	7,958
	Province of Quebec	7.500%	9/15/29	13,835	19,595
7,12	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	388	400
	Republic of Chile	3.250%	9/14/21	1,545	1,590
	Republic of Chile	2.250%	10/30/22	15,000	14,767
	Republic of Korea	7.125%	4/16/19	21,906	23,196

	Republic of Lithuania	7.375%	2/11/20	39,635	43,760
	Republic of Lithuania	6.125%	3/9/21	1,815	2,015
	Republic of Poland	5.125%	4/21/21	10,205	11,047
	Republic of Poland	5.000%	3/23/22	26,142	28,625
	Republic of Slovenia	5.500%	10/26/22	3,125	3,529
12	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	9,110	9,043
12	Slovak Republic	4.375%	5/21/22	2,275	2,454
	State of Israel	4.000%	6/30/22	1,170	1,238
	State of Israel	2.875%	3/16/26	15,265	15,232
	State of Kuwait	2.750%	3/20/22	6,563	6,549
	State of Qatar	5.250%	1/20/20	24,000	25,218
	Statoil ASA	3.150%	1/23/22	7,065	7,237
	Statoil ASA	2.450%	1/17/23	1,825	1,810
	Statoil ASA	3.700%	3/1/24	6,300	6,613
12	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,729
Total Sovereign Bonds (Cost $964,140)					962,427
Taxable Municipal Bonds (0.1%)
	California GO	6.200%	3/1/19	3,025	3,172
	California GO	6.200%	10/1/19	170	182
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	2,050	2,077
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	EGSL	3.220%	2/1/21	1,231	1,237
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	1,075	1,088
	Regents of the University of California
	Revenue	3.063%	7/1/25	3,430	3,467
	University of California Revenue	2.054%	5/15/18	900	901
Total Taxable Municipal Bonds (Cost $12,096)					12,124
Temporary Cash Investments (2.3%)
Commercial Paper (0.1%)
17	Electricite de France	1.906%	1/5/18	10,000	9,999

				Shares
Money Market Fund (2.2%)
18	Vanguard Market Liquidity Fund	1.458%		3,473,460	347,381
Total Temporary Cash Investments (Cost $357,358)					357,380
Total Investments (101.4%) (Cost $15,643,513)					15,571,991
Other Assets and Liabilities-Net (-1.4%)					(220,617)
Net Assets (100%)					15,351,374

1	Securities with a value of $8,193,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,771,000 have been segregated as initial margin for open cleared swap contracts.
3	Securities with a value of $285,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	U.S. government-guaranteed.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2017.
9	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
11	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $1,439,864,000, representing 9.4% of net assets.
13	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
14	Guaranteed by the Government of Japan.
15	Guaranteed by multiple countries.
16	Guaranteed by the Federal Republic of Germany.
17	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At December 31, 2017, the value of these securities was $9,999,000, representing 0.1% of net assets.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2018	6,077	705,929	(2,326)
10-Year U.S. Treasury Note	March 2018	4,506	558,955	(1,407)
2-Year U.S. Treasury Note	March 2018	1,811	387,752	(279)
				(4,012)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(245)	(32,723)	(136)
30-Year U.S. Treasury Bond	March 2018	(118)	(18,054)	16
Ultra Long U.S. Treasury Bond	March 2018	(14)	(2,347)	(10)
				(130)
				(4,142)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Intermediate-Term Bond Fund

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
People’s
Republic of
China/A1	12/20/22	GSI	4,600	1.000[1]	105	(90)	15
Republic of
Chile/Aa3	12/20/22	GSI	13,500	1.000[1]	313	(266)	47
Republic of
Chile/Aa3	12/20/22	CITNA	3,420	1.000[1]	79	(64)	15

					497	(420)	77

Credit
Protection
Purchased
EI du Pont de
Nemours &
Co.	12/20/20	JPMC	4,015	(1.000)[1]	(106)	58	(48)
State of
Qatar	6/20/22	BOANA	4,080	(1.000)[1]	(18)	(45)	(63)
State of
Qatar	6/20/22	CITNA	7,920	(1.000)[1]	(35)	(84)	(119)
Wells Fargo
& Co.	9/20/20	BOANA	3,740	(1.000)[1]	(78)	42	(36)

					(237)	(29)	(266)

							(189)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.

At December 31, 2017, the counterparties had deposited in segregated accounts securities with a value of $409,000 in connection with over-the-counter swap contracts.

Institutional Intermediate-Term Bond Fund

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate			Unrealized
	Future	Notional	Received	Received			Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid)		Value	(Depreciation)
Date	Date	($000)	(%)	(%)		($000)	($000)
3/21/19	3/21/18[1]	30,148	1.500	(0.000)	3	(148)	(10)
12/31/19	4/4/18[1]	202,912	2.075	(0.000)	3	(184)	(186)
3/23/20	3/21/18[1]	99,647	1.750	(0.000)	3	(779)	(89)
3/22/21	3/21/18[1]	55,660	1.750	(0.000)	3	(758)	(77)
3/21/22	3/21/18[1]	48,502	(2.000)	0.000	3	478	102
3/21/23	3/21/18[1]	5,876	(2.000)	0.000	3	80	4
11/15/24	3/29/18[1]	57,326	(2.299)	0.000	3	117	116
3/21/25	3/21/18[1]	17,227	(2.000)	0.000	3	396	53
						(798)	(87)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semi-annually.

3	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction

Institutional Intermediate-Term Bond Fund

Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2017, counterparties had deposited in segregated accounts cash of $370,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,127,130	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,126,791	—
Corporate Bonds	—	2,986,139	—
Sovereign Bonds	—	962,427	—
Taxable Municipal Bonds	—	12,124	—
Temporary Cash Investments	347,381	9,999	—
Futures Contracts—Assets[1]	1,676	—	—
Futures Contracts—Liabilities[1]	(387)	—	—

Institutional Intermediate-Term Bond Fund

Swap Contracts—Assets	109[1]	77	—
Swap Contracts—Liabilities	(147)[1]	(266)	—
Total	348,632	15,224,421	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Institutional Intermediate-Term Bond Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. At December 31, 2017, the cost of investment securities for tax purposes was $15,644,182,000. Net unrealized depreciation of investment securities for tax purposes was $72,191,000, consisting of unrealized gains of $41,446,000 on securities that had risen in value since their purchase and $113,637,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (16.9%)
U.S. Government Securities (2.3%)
	United States Treasury Note/Bond	1.500%	2/28/19	124,000	123,496
	United States Treasury Note/Bond	1.500%	10/31/19	13,600	13,509
1	United States Treasury Note/Bond	1.750%	11/30/19	10,400	10,374
2	United States Treasury Note/Bond	1.500%	5/15/20	20,000	19,806
					167,185
Agency Bonds and Notes (14.4%)
3	AID-Jordan	2.578%	6/30/22	13,750	13,816
4	Federal Home Loan Banks	0.625%	8/7/18	5,720	5,686
4	Federal Home Loan Banks	0.875%	10/1/18	34,500	34,283
4	Federal Home Loan Banks	1.750%	12/14/18	3,000	2,998
4	Federal Home Loan Banks	1.375%	3/18/19	78,150	77,704
4	Federal Home Loan Banks	5.375%	5/15/19	23,000	24,080
4	Federal Home Loan Banks	0.875%	8/5/19	110,200	108,415
4	Federal Home Loan Banks	1.500%	10/21/19	107,500	106,678
4	Federal Home Loan Banks	1.375%	9/28/20	79,000	77,630
5	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	79,990	79,465
5	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	18,400	18,113
5	Federal Home Loan Mortgage Corp.	1.375%	8/15/19	120,750	119,718
5	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	49,300	48,723
5	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	6,300	6,242
5	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	188,100	187,190
5	Federal National Mortgage Assn.	1.375%	1/28/19	17,000	16,921
5	Federal National Mortgage Assn.	1.000%	2/26/19	35,225	34,893
5	Federal National Mortgage Assn.	0.875%	8/2/19	8,100	7,969
5	Federal National Mortgage Assn.	2.000%	10/5/22	38,000	37,531
5	Federal National Mortgage Assn.	1.875%	9/24/26	13,750	12,971
4	Financing Corp.	0.000%	11/2/18	3,090	3,043
					1,024,069
Conventional Mortgage-Backed Securities (0.0%)
5,6	Freddie Mac Gold Pool	6.000%	4/1/28	8	9

Nonconventional Mortgage-Backed Securities (0.2%)
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	11,797	11,621
Total U.S. Government and Agency Obligations (Cost $1,210,965)					1,202,884
Asset-Backed/Commercial Mortgage-Backed Securities (37.2%)
6	Ally Auto Receivables Trust 2016-1	1.730%	11/16/20	19,500	19,410
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	3,350	3,334
6	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	16,385	16,375
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	16,710	16,577
6,7	American Express Credit Account Master
	Trust 2017-5	1.857%	2/18/25	6,390	6,420
6	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	28,870	28,733
6,8	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	2,055	2,174
6,8	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	447	461

6,8	Avis Budget Rental Car Funding AESOP
	LLC	2.970%	3/20/24	5,490	5,485
6,8	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,735	4,768
6	BA Credit Card Trust 2017-A2	1.840%	1/17/23	2,070	2,050
6	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	344	358
6	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	110	114
6	BANK 2017 - BNK4	3.625%	5/15/50	410	425
6	BANK 2017 - BNK5	3.390%	6/15/60	430	438
6	BANK 2017 - BNK6	3.254%	7/15/60	290	293
6	BANK 2017 - BNK6	3.518%	7/15/60	220	226
6	BANK 2017 - BNK7	3.435%	9/15/60	200	204
6	BANK 2017 - BNK8	3.488%	11/15/50	740	759
6	BANK 2017 - BNK9	3.538%	11/15/54	850	876
6,8,9	Bank of America Student Loan Trust 2010-
	1A	2.167%	2/25/43	3,360	3,373
8	Bank of Montreal	1.750%	6/15/21	15,060	14,628
	Bank of Nova Scotia	1.875%	4/26/21	38,370	37,529
8	Bank of Nova Scotia	1.875%	9/20/21	27,900	27,222
6,7	Barclays Dryrock Issuance Trust 2017-2	1.777%	5/15/23	6,390	6,395
6,7,8	BMW Floorplan Master Owner Trust 2015-1A	1.977%	7/15/20	18,215	18,246
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	12,000	11,965
6	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	3,740	3,728
6,9	Brazos Higher Education Authority Inc.
	Series 2005-3	1.752%	6/25/26	2,402	2,388
6,9	Brazos Higher Education Authority Inc.
	Series 2011-1	2.262%	2/25/30	3,433	3,433
6	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	5,500	5,501
6,7	Cabela's Credit Card Master Note Trust
	2015-2	2.147%	7/17/23	12,475	12,610
6,7	Cabela's Credit Card Master Note Trust
	2016-1	2.327%	6/15/22	55,030	55,537
6,8	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.050%	3/19/21	1,180	1,172
6,8	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.286%	1/19/22	830	822
6	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	17,420	17,630
6,7	Capital One Multi-Asset Execution Trust
	2016-A2	2.107%	2/15/24	10,720	10,861
6	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	13,160	13,078
6,7	Capital One Multi-Asset Execution Trust
	2017-A5	2.057%	7/15/27	6,930	6,982
6,7,8	CARDS II Trust 2016-1A	2.177%	7/15/21	13,270	13,309
6,7,8	CARDS II Trust 2017-1A	1.847%	4/18/22	23,060	23,102
6,7,8	CARDS II Trust 2017-2	1.737%	10/17/22	16,010	16,014
6	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	8,300	8,286
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,500
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	5,075	5,063
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	11,970	11,882
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	23,320	23,090
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,090	10,882
6	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	12,120	12,032

6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	6,600	6,567
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,740	3,714
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	640	667
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	210	217
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	560	574
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	520	535
6	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	9,566	9,558
6,8	CFCRE Commercial Mortgage Trust 2011-
	C2	5.754%	12/15/47	1,609	1,775
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,012	2,040
6,8	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	11,170	11,188
6,8	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	21,280	21,238
6,8	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	10,570	10,512
6,8	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	5,870	5,792
6,7	Citibank Credit Card Issuance Trust 2017-A5	2.155%	4/22/26	9,390	9,495
6,8	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	361
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	2,790	2,790
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	571	578
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	177	184
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	2,186	2,316
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	1,047	1,086
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,617	1,698
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	576	600
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	205	210
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	471	482
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,091	2,170
6	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	260	273
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,236	1,246
6	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	430	440
6	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	650	663
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	8,340	8,270
6	CNH Equipment Trust 2017-B	2.170%	4/17/23	4,900	4,853
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	221	224
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	719
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	288	289
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	241	241
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	177	177

6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	684	722
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	598	640
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	336	348
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	877	929
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	461	492
6	COMM 2013-CCRE9 Mortgage Trust	4.230%	7/10/45	1,572	1,684
6,8	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	2,461	2,610
6,8	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	258	267
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	139
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	745	751
6,8	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	807	807
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	305	326
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	766	806
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	272	286
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	90	93
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,964	2,059
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,596	1,652
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,098	1,133
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,232	1,299
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	440	448
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	571	598
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	30	30
8	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,310
8	Commonwealth Bank of Australia	2.125%	7/22/20	9,820	9,749
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	20	20
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	422	441
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	970	989
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	560	571
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	400	407
6,8	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	10,190	10,169
6,8	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,500	5,478
6	Discover Card Execution Note Trust 2017-A4	2.530%	10/15/26	31,510	31,467
6,7	Discover Card Execution Note Trust 2017-A5	2.077%	12/15/26	16,020	16,194
6,8	DLL Securitization Trust Series 2017-A	2.140%	12/15/21	2,870	2,855
6,8	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	1,700	1,688
8	DNB Boligkreditt AS	1.450%	3/21/18	4,035	4,030
8	DNB Boligkreditt AS	2.500%	3/28/22	8,970	8,915
6,8	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	12,450	12,443
6,8	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	4,580	4,549
6,8	Enterprise Fleet Financing LLC Series 2017-
	3	2.360%	5/20/23	6,380	6,346
6,7,8	Evergreen Credit Card Trust Series 2016-1	2.197%	4/15/20	17,410	17,439
6,7,8	Evergreen Credit Card Trust Series 2016-3	1.977%	11/16/20	10,640	10,674
6,7,8	Evergreen Credit Card Trust Series 2017-1	1.737%	10/15/21	27,700	27,704
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	2,400	2,448
6	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	12,650	12,511
6,7	First National Master Note Trust 2017-1	1.877%	4/18/22	21,920	21,952
6,7	First National Master Note Trust 2017-2	1.917%	10/16/23	5,560	5,565
6	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	5,930	5,905
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	3,000	2,986
6,8	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	14,450	14,477
6,8	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,120	1,122
6	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16,855	16,793
6,8	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	37,000	37,098

6	Ford Credit Auto Owner Trust 2016-A	1.600%	6/15/21	12,130	12,029
6,8	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	35,255	35,130
6,8	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	25,450	25,085
6,8	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	54,570	54,626
6,8	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	28,070	27,793
6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.977%	2/15/21	42,840	42,977
6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	2.097%	7/15/21	24,830	25,003
6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	2.007%	7/15/20	19,200	19,234
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	59,120	58,851
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	27,020	26,910
6	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	1,096	1,096
6	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	8,320	8,317
6	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	9,200	9,196
6	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	5,520	5,506
6	GM Financial Automobile Leasing Trust
	2017-3	1.720%	1/21/20	25,630	25,531
6	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	10,880	10,833
6	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	3,500	3,485
6,8	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	3,820	3,797
6,7,8GMF Floorplan Owner Revolving Trust 2016-
	1	2.327%	5/17/21	28,850	29,072
6,8	GMF Floorplan Owner Revolving Trust 2017-
	2	2.130%	7/15/22	26,530	26,321
6,7,8	Golden Credit Card Trust 2014-2A	1.927%	3/15/21	25,433	25,498
6,8	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	76,660	75,710
6,7,8	Golden Credit Card Trust 2017-4A	1.997%	7/15/24	18,210	18,213
6,8,9	Gosforth Funding 2016-1A PLC	2.116%	2/15/58	21,923	21,975
6,8	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	117	126
6	GS Mortgage Securities Trust 2013-GC13	4.057%	7/10/46	805	861
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	701	710
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	2,460	2,599
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	590	611
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	20	21
6,8	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	10,525	10,412
6,8	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	7,255	7,229
6,8	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	2,605	2,591
6,8	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	2,230	2,189
6,8	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	1,710	1,712
6	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	7,720	7,668
6	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	17,670	17,616
6	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	7,030	7,005
6,8	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	270	266

6,8	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	13,650	13,580
6,8	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	9,830	9,805
6,8	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	1,930	1,925
6	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	11,030	10,989
6	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	5,940	5,881
6,8	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	8,360	8,332
9	Illinois Student Assistance Commission
	Series 2010-1	2.417%	4/25/22	876	878
6,8	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	1,333	1,353
6	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,845	1,842
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,935	1,915
6	John Deere Owner Trust 2017-A	2.110%	12/15/23	10,750	10,712
6	John Deere Owner Trust 2017-B	2.110%	7/15/24	5,940	5,883
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	86	89
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	28	28
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	239	248
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	834	837
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	400	421
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	673	728
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	3,003	3,149
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	240	241
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,283	1,299
6,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	841	853
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	1,353	1,432
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	234	242
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	194	203
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	900	961
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	767	774
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	60	62
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	170	175
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	1,223	1,276
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.030%	7/15/45	1,425	1,490
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	170	176

6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	252	268
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	201
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	834	893
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,085	1,153
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	578
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	100	106
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	190	195
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	853	887
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	470	492
6	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	340	348
6	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	130	133
6,8	Kubota Credit Owner Trust 2017-1A	2.160%	3/15/24	3,870	3,842
6	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.319%	4/15/41	1,657	1,659
6,7,8	Mercedes-Benz Master Owner Trust 2016-B	2.177%	5/17/21	9,730	9,797
6,7,8	Mercedes-Benz Master Owner Trust 2017-B	1.897%	5/16/22	25,700	25,767
6,8	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	2,324	2,324
6,8	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	2,300	2,300
6,8	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	7,037	7,065
6,8	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	7,480	7,336
6,8	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,280
6,8	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,135
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	399	406
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	387	397
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	201	202
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,810	1,930
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	873	918
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.169%	8/15/46	130	139
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	193	200
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	50	54
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	75	79
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	194	205
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	194	205
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,214	1,269

6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	1,645	1,744
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	1,385	1,455
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	361	379
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	20	21
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	130	136
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	240	247
6,8	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	883	878
6	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	144
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	590	608
6,7,8	Motor plc 2017 1A	2.082%	9/25/24	14,360	14,484
8	National Australia Bank Ltd.	2.250%	3/16/21	22,840	22,645
8	National Australia Bank Ltd.	2.400%	12/7/21	10,120	10,058
6,7	Navient Student Loan Trust 2014-8	1.992%	4/25/23	17,760	17,804
6,7	Navient Student Loan Trust 2015-3	2.202%	6/26/56	16,600	16,643
6,7,8	Navient Student Loan Trust 2016-2	2.602%	6/25/65	5,810	5,869
6,7,8	Navient Student Loan Trust 2016-3	2.402%	6/25/65	5,140	5,193
6,7,8	Navient Student Loan Trust 2016-6A	2.302%	3/25/66	35,210	35,579
6,7,8	Navient Student Loan Trust 2017-1	2.302%	7/26/66	12,020	12,117
6,7,8	Navient Student Loan Trust 2017-3A	2.152%	7/26/66	8,910	8,969
6,7,8	Navient Student Loan Trust 2017-4A	2.052%	9/27/66	7,760	7,774
6,7,8	Navistar Financial Dealer Note Master Trust
	II 2017-1A	2.332%	6/27/22	11,440	11,445
6,8	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	8,250	8,262
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	14,210	14,154
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,130	5,110
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	13,560	13,522
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	3,780	3,764
6	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	14,140	14,119
6	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	7,970	7,951
6,7	Nissan Master Owner Trust Receivables
	Series 2016-A	2.117%	6/15/21	41,710	41,973
6,7	Nissan Master Owner Trust Receivables
	Series 2017-C	1.797%	10/17/22	32,660	32,716
9	North Carolina State Education Assistance
	Authority 2011-1	2.267%	1/26/26	362	362
6,8	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	481	502
6,8	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	250	248
6,7,8	PHEAA Student Loan Trust 2016-2A	2.502%	11/25/65	13,957	13,992
	Royal Bank of Canada	2.200%	9/23/19	14,165	14,150
	Royal Bank of Canada	2.100%	10/14/20	24,220	23,987
6	Royal Bank of Canada	1.875%	2/5/21	4,900	4,856
	Royal Bank of Canada	2.300%	3/22/21	13,995	13,948
6,8	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	1,890	1,885
6,8	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	14,660	14,605
6,8	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	13,660	13,481

6,8	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	26,230	26,154
6,8	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	7,900	7,865
6,8	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	10,990	10,876
6,8	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	3,690	3,635
6,9	SLM Student Loan Trust 2003-14	1.597%	1/25/23	2,954	2,954
6,9	SLM Student Loan Trust 2005-5	1.467%	4/25/25	2,513	2,512
6,9	SLM Student Loan Trust 2005-6	1.477%	7/27/26	623	623
6,7	SLM Student Loan Trust 2014-1	1.932%	7/26/21	192	192
6	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	1,961	1,958
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,160	2,121
8	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	3,097	3,089
6,8	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	8,341	8,251
8	Swedbank Hypotek AB	1.375%	3/28/18	3,868	3,862
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	13,760	13,789
6	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	14,360	14,351
6	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	22,600	22,596
6	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	19,410	19,199
6	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	4,770	4,776
6	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	16,577	16,620
6	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	3,890	3,869
6,7,8	Trillium Credit Card Trust II 2016-1A	2.272%	5/26/21	66,330	66,479
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	201
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	810	841
6,8	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	1,551	1,563
6	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	228	228
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	30	30
6	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	6,960	6,887
6,8	Verizon Owner Trust 2017-1A	2.060%	9/20/21	20,500	20,440
6,8	Verizon Owner Trust 2017-2A	1.920%	12/20/21	25,370	25,199
6,8	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,000	9,953
6,8	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	1,428	1,440
6,8	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	5,160	5,121
6,8	Volvo Financial Equipment LLC Series 2017-
	1A	2.210%	11/15/21	4,970	4,928
6,7,8	Volvo Financial Equipment Master Owner
	Trust 2017-A	1.977%	11/15/22	3,190	3,197
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	326	328
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	279	284
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	203	211

6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	784	834
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.291%	7/15/46	272	288
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	290	292
6	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	390	405
6	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	594	622
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	50	53
6	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	560	571
6	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	520	533
6	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	660	681
6	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	1,150	1,176
6	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	1,000	1,032
6	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	240	248
6,7	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	2.151%	1/20/22	18,460	18,581
8	Westpac Banking Corp.	1.850%	11/26/18	13,270	13,220
8	Westpac Banking Corp.	2.250%	11/9/20	13,440	13,359
8	Westpac Banking Corp.	2.100%	2/25/21	1,160	1,146
6,8	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	269	282
6	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	262	269
6	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	584	606
6	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	169	171
6	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	400	402
6	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	440	446
6	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	231	239
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	396	422
6	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	172
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	221	228
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	790	845
6	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	10	10
6	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	80	85
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	643	679

6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,521	1,576
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	40	42
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	827	877
6,8	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	1,945	1,933
6	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	20,626
6	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	6,191	6,189
6,7	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.957%	2/15/22	11,160	11,171
6	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	3,030	3,040
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	13,950	13,903
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	26,830	26,564
6	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	8,800	8,797
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,658,444)					2,654,258
Corporate Bonds (27.6%)
Finance (20.6%)
	Banking (19.6%)
	American Express Co.	2.200%	10/30/20	19,595	19,441
	American Express Credit Corp.	1.875%	5/3/19	6,670	6,646
8	ANZ New Zealand International Ltd.	2.250%	2/1/19	13,630	13,632
8	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	13,820	13,806
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	15,625	15,531
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,115	8,066
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,080	9,023
	Bank of America NA	1.750%	6/5/18	1,221	1,220
	Bank of Nova Scotia	1.650%	6/14/19	8,170	8,108
	Bank of Nova Scotia	2.228%	12/11/19	27,625	27,567
	Bank of Nova Scotia	2.350%	10/21/20	3,890	3,881
	Bank of Nova Scotia	2.700%	3/7/22	2,765	2,760
8	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	2,270	2,270
8	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	300	301
8	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	4,860	4,861
8	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	1,810	1,804
8	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	7,487	7,516
8	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	17,540	17,489
8	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	22,904	22,708
8	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	12,215	12,277
8	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,995	3,986
	Branch Banking & Trust Co.	2.250%	6/1/20	9,660	9,649
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	21,825	21,640
	Citibank NA	2.100%	6/12/20	8,110	8,038
	Citibank NA	2.125%	10/20/20	24,530	24,277
	Commonwealth Bank of Australia	1.625%	3/12/18	5,310	5,308
	Commonwealth Bank of Australia	2.500%	9/20/18	7,220	7,246
	Commonwealth Bank of Australia	2.300%	9/6/19	19,150	19,155
8	Commonwealth Bank of Australia	5.000%	10/15/19	10,177	10,650
8	Commonwealth Bank of Australia	2.050%	9/18/20	23,555	23,292
	Commonwealth Bank of Australia	2.400%	11/2/20	2,790	2,783
	Commonwealth Bank of Australia	2.550%	3/15/21	4,780	4,775
8	Commonwealth Bank of Australia	2.000%	9/6/21	5,010	4,904
8	Commonwealth Bank of Australia	2.750%	3/10/22	4,395	4,408

Cooperatieve Rabobank UA	2.250%	1/14/19	11,020	11,036
Cooperatieve Rabobank UA	2.500%	1/19/21	1,795	1,800
8 Danske Bank A/S	1.650%	9/6/19	8,227	8,136
8 Danske Bank A/S	2.750%	9/17/20	7,260	7,296
8 DNB Bank ASA	2.125%	10/2/20	14,850	14,723
8 Federation des Caisses Desjardins du
Quebec	2.250%	10/30/20	9,795	9,737
Fifth Third Bank	1.625%	9/27/19	8,940	8,839
Fifth Third Bank	2.200%	10/30/20	5,675	5,633
Goldman Sachs Group Inc.	5.950%	1/18/18	21,905	21,939
Goldman Sachs Group Inc.	6.150%	4/1/18	15,680	15,837
Goldman Sachs Group Inc.	2.900%	7/19/18	34,109	34,264
Goldman Sachs Group Inc.	2.625%	1/31/19	11,570	11,616
Goldman Sachs Group Inc.	2.600%	12/27/20	6,605	6,601
Goldman Sachs Group Inc.	2.875%	2/25/21	5,340	5,379
Goldman Sachs Group Inc.	2.625%	4/25/21	1,965	1,962
HSBC Holdings plc	2.650%	1/5/22	11,630	11,545
6 HSBC Holdings plc	3.033%	11/22/23	5,855	5,865
HSBC USA Inc.	1.625%	1/16/18	25,090	25,086
HSBC USA Inc.	1.700%	3/5/18	4,343	4,341
Huntington National Bank	2.200%	11/6/18	5,527	5,530
Huntington National Bank	2.375%	3/10/20	4,670	4,670
8 ING Bank NV	2.000%	11/26/18	5,810	5,803
8 ING Bank NV	2.300%	3/22/19	8,511	8,513
JPMorgan Chase & Co.	6.000%	1/15/18	46,352	46,407
JPMorgan Chase & Co.	1.800%	1/25/18	12,966	12,965
JPMorgan Chase & Co.	1.700%	3/1/18	38,317	38,305
JPMorgan Chase & Co.	2.200%	10/22/19	11,741	11,728
JPMorgan Chase & Co.	2.250%	1/23/20	5,730	5,726
JPMorgan Chase & Co.	2.750%	6/23/20	4,950	4,993
JPMorgan Chase & Co.	2.550%	10/29/20	28,372	28,455
JPMorgan Chase & Co.	2.550%	3/1/21	10,241	10,252
6 JPMorgan Chase & Co.	2.776%	4/25/23	7,985	7,938
6 Lloyds Banking Group plc	2.907%	11/7/23	8,820	8,734
Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,200	4,167
Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,490	2,473
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,395	8,470
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	5,430	5,323
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,255	11,117
8 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,425	2,429
8 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	16,860	16,883
Morgan Stanley	1.875%	1/5/18	6,400	6,400
Morgan Stanley	2.125%	4/25/18	41,310	41,329
Morgan Stanley	2.200%	12/7/18	1,088	1,089
Morgan Stanley	2.450%	2/1/19	3,976	3,984
Morgan Stanley	2.500%	4/21/21	13,005	12,967
Morgan Stanley	2.625%	11/17/21	18,145	18,041
Morgan Stanley	2.750%	5/19/22	4,675	4,648
9 Morgan Stanley	2.617%	5/8/24	4,140	4,227
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,799
MUFG Union Bank NA	2.250%	5/6/19	4,580	4,575
National Australia Bank Ltd.	2.000%	1/14/19	6,293	6,279
National Australia Bank Ltd.	1.375%	7/12/19	13,000	12,839
National Australia Bank Ltd.	2.250%	1/10/20	6,000	5,986
National Bank of Canada	2.100%	12/14/18	6,815	6,810
National Bank of Canada	2.150%	6/12/20	11,205	11,152
National Bank of Canada	2.200%	11/2/20	17,105	16,975

	Royal Bank of Canada	1.800%	7/30/18	2,411	2,408
	Royal Bank of Canada	2.150%	3/15/19	17,304	17,307
	Royal Bank of Canada	1.500%	7/29/19	13,015	12,874
	Royal Bank of Canada	2.125%	3/2/20	19,235	19,157
	Royal Bank of Canada	2.150%	10/26/20	29,035	28,815
	Royal Bank of Canada	2.350%	10/30/20	8,389	8,382
	Santander UK plc	2.000%	8/24/18	7,787	7,783
	Santander UK plc	2.500%	3/14/19	10,220	10,248
8	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	9,085	9,082
8	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	7,040	7,060
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	4,895	4,773
	Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	2,153	2,150
	Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	5,765	5,777
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,250	1,249
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	6,550	6,519
	Svenska Handelsbanken AB	2.500%	1/25/19	7,835	7,866
	Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,508
	Svenska Handelsbanken AB	1.500%	9/6/19	13,625	13,457
	Svenska Handelsbanken AB	1.950%	9/8/20	13,085	12,940
	Svenska Handelsbanken AB	1.875%	9/7/21	3,015	2,944
8	Swedbank AB	2.800%	3/14/22	4,535	4,554
	Toronto-Dominion Bank	1.450%	8/13/19	22,525	22,279
	Toronto-Dominion Bank	1.900%	10/24/19	32,350	32,165
	Toronto-Dominion Bank	1.850%	9/11/20	15,895	15,681
8	UBS AG	2.200%	6/8/20	10,820	10,754
8	UBS AG	2.450%	12/1/20	16,035	15,977
8	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,304	5,338
6,8	UBS Group Funding Switzerland AG	2.859%	8/15/23	6,125	6,050
	Wachovia Corp.	5.750%	2/1/18	12,660	12,698
	Wells Fargo Bank NA	1.650%	1/22/18	21,087	21,083
	Wells Fargo Bank NA	2.150%	12/6/19	11,830	11,805
	Westpac Banking Corp.	2.250%	1/17/19	13,390	13,410
	Westpac Banking Corp.	1.600%	8/19/19	28,105	27,795
	Westpac Banking Corp.	4.875%	11/19/19	25,460	26,642
	Westpac Banking Corp.	2.000%	8/19/21	4,540	4,456
	Westpac Banking Corp.	2.750%	1/11/23	10,225	10,189

	Brokerage (0.1%)
	Charles Schwab Corp.	2.650%	1/25/23	3,010	3,000

	Finance Companies (0.1%)
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	9,940	9,900

	Insurance (0.8%)
8	AIG Global Funding	2.700%	12/15/21	2,335	2,333
8	MassMutual Global Funding II	1.950%	9/22/20	5,035	4,981
8	Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	1,008
8	New York Life Global Funding	1.950%	9/28/20	5,950	5,880
8	Principal Life Global Funding II	2.204%	12/11/19	24,145	24,083
8	Reliance Standard Life Global Funding II	2.150%	10/15/18	15,550	15,558
8	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,610	1,628
					1,469,180
Industrial (6.0%)
	Basic Industry (0.1%)
8	Air Liquide Finance SA	1.375%	9/27/19	3,835	3,766

Airgas Inc.	2.375%	2/15/20	7,185	7,177

Capital Goods (1.5%)
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,575	11,157
Caterpillar Financial Services Corp.	1.900%	3/22/19	17,625	17,593
Caterpillar Financial Services Corp.	2.250%	12/1/19	13,660	13,677
Caterpillar Financial Services Corp.	2.100%	1/10/20	6,015	6,002
Caterpillar Financial Services Corp.	1.850%	9/4/20	17,405	17,124
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,410	4,423
Caterpillar Financial Services Corp.	1.931%	10/1/21	5,785	5,657
Caterpillar Financial Services Corp.	2.400%	6/6/22	3,115	3,094
John Deere Capital Corp.	1.950%	1/8/19	15,070	15,042
John Deere Capital Corp.	2.200%	3/13/20	8,815	8,796
John Deere Capital Corp.	2.375%	7/14/20	6,140	6,150

Communication (0.1%)
America Movil SAB de CV	5.000%	3/30/20	1,265	1,330
8 NBCUniversal Enterprise Inc.	1.974%	4/15/19	8,785	8,766

Consumer Cyclical (0.8%)
American Honda Finance Corp.	1.950%	7/20/20	8,725	8,648
8 Harley-Davidson Financial Services Inc.	2.250%	1/15/19	14,082	14,083
8 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	10,441	10,418
8 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	5,767	5,718
8 Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,440	1,434
8 Harley-Davidson Funding Corp.	6.800%	6/15/18	4,760	4,861
Lowe's Cos. Inc.	1.150%	4/15/19	2,320	2,295
8 Nissan Motor Acceptance Corp.	2.000%	3/8/19	6,090	6,071
8 Nissan Motor Acceptance Corp.	2.150%	7/13/20	3,050	3,026
8 Nissan Motor Acceptance Corp.	2.150%	9/28/20	4,365	4,327

Consumer Noncyclical (1.0%)
Altria Group Inc.	9.250%	8/6/19	16,350	18,128
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	12,238	12,213
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,475	4,727
Gilead Sciences Inc.	1.850%	9/20/19	3,500	3,485
Gilead Sciences Inc.	2.350%	2/1/20	12,985	13,038
Gilead Sciences Inc.	2.550%	9/1/20	11,180	11,278
Medtronic Inc.	1.375%	4/1/18	6,700	6,694

Energy (1.5%)
BP Capital Markets plc	4.750%	3/10/19	8,700	8,969
BP Capital Markets plc	1.676%	5/3/19	17,700	17,610
BP Capital Markets plc	4.500%	10/1/20	8,750	9,245
Shell International Finance BV	2.000%	11/15/18	9,200	9,203
Shell International Finance BV	1.375%	5/10/19	35,000	34,662
9 TransCanada PipeLines Ltd.	1.697%	11/15/19	14,580	14,587
TransCanada PipeLines Ltd.	2.125%	11/15/19	10,110	10,079

Other Industrial (0.4%)
8 CK Hutchison International 17 Ltd.	2.250%	9/29/20	10,900	10,766
8 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	14,665	15,600

Technology (0.3%)
Baidu Inc.	3.250%	8/6/18	10,100	10,146
QUALCOMM Inc.	1.850%	5/20/19	4,415	4,399

	QUALCOMM Inc.	2.100%	5/20/20	3,865	3,847

	Transportation (0.3%)
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	7,727	8,039
6	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	6,685	6,947
6	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	3,896	4,199
					428,496
Utilities (1.0%)
	Electric (0.9%)
	Arizona Public Service Co.	8.750%	3/1/19	760	814
	Connecticut Light & Power Co.	5.500%	2/1/19	3,610	3,727
	Duke Energy Florida LLC	4.550%	4/1/20	200	210
	Georgia Power Co.	2.000%	9/8/20	7,500	7,455
	MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,795
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	23,852	25,447
	Oklahoma Gas & Electric Co.	6.350%	9/1/18	13,400	13,751
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,000	1,030
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,140	1,193
	Pacific Gas & Electric Co.	3.500%	10/1/20	7,305	7,492
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,182	1,213
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,240	1,283

	Natural Gas (0.1%)
	Atmos Energy Corp.	8.500%	3/15/19	8,720	9,365
					75,775
Total Corporate Bonds (Cost $1,982,138)					1,973,451
Sovereign Bonds (14.4%)
	African Development Bank	1.000%	11/2/18	36,330	36,057
8	Avi Funding Co. Ltd.	2.850%	9/16/20	6,700	6,659
8	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	36,700	36,608
8	Bank Nederlandse Gemeenten NV	1.000%	9/20/18	10,000	9,935
8	Bank Nederlandse Gemeenten NV	1.750%	10/30/19	30,558	30,371
8	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	1,825	1,825
8	CDP Financial Inc.	4.400%	11/25/19	11,228	11,681
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	16,820	16,791
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,050	1,046
	Corp. Andina de Fomento	2.200%	7/18/20	2,641	2,622
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,800	1,862
8	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,275	7,532
8	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	6,875	7,336
8	CPPIB Capital Inc.	1.250%	9/20/19	37,285	36,740
8,10 Dexia Credit Local SA		1.875%	9/15/21	9,080	8,866
8	Dexia Credit Local SA	2.375%	9/20/22	9,300	9,185
8	Electricite de France SA	6.500%	1/26/19	1,825	1,903
	Emirate of Abu Dhabi	2.500%	10/11/22	14,800	14,513
	Emirate of Abu Dhabi	3.125%	10/11/27	5,200	5,086
	European Investment Bank	1.000%	3/15/18	13,775	13,758
	European Investment Bank	1.875%	3/15/19	18,375	18,353
	European Investment Bank	2.500%	4/15/21	11,025	11,108
	Export-Import Bank of Korea	1.500%	10/21/19	17,250	16,888
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,449
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	4,919
	Export-Import Bank of Korea	4.375%	9/15/21	7,000	7,333

	Export-Import Bank of Korea	3.000%	11/1/22	2,000	1,991
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	7,058
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,153
8	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	6,360	6,305
9	Industrial & Commercial Bank of China Ltd.	2.147%	11/8/20	4,050	4,050
	International Finance Corp.	1.750%	9/4/18	9,000	8,988
11	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,593
11	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,557
11	Japan Bank for International Cooperation	2.125%	11/16/20	9,700	9,621
	Japan Finance Organization for
	Municipalities	1.375%	4/18/18	4,000	3,990
8	Japan Finance Organization for
	Municipalities	2.125%	3/6/19	13,775	13,726
12	KFW	1.000%	6/11/18	11,475	11,439
12	KFW	1.000%	9/7/18	10,000	9,950
12	KFW	1.875%	4/1/19	4,600	4,595
12	KFW	4.000%	1/27/20	4,125	4,285
	Kingdom of Saudi Arabia	2.375%	10/26/21	12,700	12,385
	Kingdom of Saudi Arabia	2.875%	3/4/23	6,650	6,537
	Kingdom of Sweden	1.500%	7/25/19	23,555	23,378
8	Kommunalbanken AS	1.000%	3/15/18	2,750	2,746
8	Kommunalbanken AS	1.125%	5/23/18	7,350	7,330
8	Kommunalbanken AS	1.375%	11/23/18	87,031	86,602
8	Kommunalbanken AS	2.125%	3/15/19	12,850	12,868
8	Kommunalbanken AS	1.750%	5/28/19	13,775	13,725
8	Kommunalbanken AS	1.500%	9/9/19	28,721	28,440
9	Korea Development Bank	2.288%	9/19/20	14,400	14,380
	Korea Development Bank	4.625%	11/16/21	2,115	2,240
8	Korea Gas Corp.	2.875%	7/29/18	7,350	7,365
8	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,365
8	Korea Resources Corp.	2.125%	5/2/18	2,750	2,745
8	Municipality Finance plc	1.125%	4/17/18	2,300	2,297
8	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,334
8	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,000	10,837
	North American Development Bank	2.300%	10/10/18	2,400	2,401
13	Oesterreichische Kontrollbank AG	1.750%	1/24/20	25,364	25,176
	Province of Alberta	1.900%	12/6/19	20,000	19,882
8	Province of Alberta	1.750%	8/26/20	8,600	8,475
	Province of Manitoba	9.625%	12/1/18	6,325	6,728
	Province of Manitoba	2.100%	9/6/22	1,275	1,248
	Province of Ontario	1.625%	1/18/19	34,665	34,545
	Province of Ontario	2.000%	1/30/19	27,130	27,138
	Province of Ontario	1.250%	6/17/19	54,190	53,530
	Province of Ontario	4.000%	10/7/19	2,375	2,450
	Province of Ontario	4.400%	4/14/20	17,075	17,890
7	Province of Quebec	1.772%	9/21/20	10,000	9,999
	Province of Quebec	2.750%	8/25/21	5,825	5,887
	Republic of Lithuania	7.375%	2/11/20	8,990	9,926
	Republic of Lithuania	6.125%	3/9/21	16,000	17,763
	Republic of Poland	6.375%	7/15/19	17,261	18,300
	Republic of Poland	5.125%	4/21/21	1,240	1,342
	Republic of Poland	5.000%	3/23/22	18,925	20,723
8	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,198
	State of Israel	3.150%	6/30/23	1,800	1,844
	State of Qatar	2.099%	1/18/18	13,190	13,188
	State of Qatar	5.250%	1/20/20	16,000	16,812
	Statoil ASA	1.200%	1/17/18	2,630	2,629

	Statoil ASA	3.150%	1/23/22	2,700	2,766
	Statoil ASA	2.650%	1/15/24	1,825	1,815
	Svensk Exportkredit AB	1.125%	4/5/18	5,475	5,468
8	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,329
8	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,545
Total Sovereign Bonds (Cost $1,034,100)					1,031,298
Taxable Municipal Bonds (0.3%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,826
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	2,174	2,185
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	8,130	8,223
	Princeton University New Jersey GO	4.950%	3/1/19	5,975	6,163
Total Taxable Municipal Bonds (Cost $18,410)					18,397
Temporary Cash Investments (3.0%)
				Face
				Amount
				($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA (New York
	Branch)	1.980%	10/25/19	28,145	28,014

Commercial Paper (0.3%)
14	Electricite de France	1.906%	1/5/18	23,500	23,498

				Shares
Money Market Fund (2.3%)
15	Vanguard Market Liquidity Fund	1.458%		1,632,257	163,242

Total Temporary Cash Investments (Cost $214,882)					214,754
Total Investments (99.4%) (Cost $7,118,939)					7,095,042
Other Assets and Liabilities-Net (0.6%)					42,287
Net Assets (100%)					7,137,329

1	Securities with a value of $3,192,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,476,000 have been segregated as initial margin for open cleared swap contracts.
3	U.S. government-guaranteed.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $2,120,007,000, representing 29.7% of net assets.
9	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
10	Guaranteed by multiple countries.
11	Guaranteed by the Government of Japan.

12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Republic of Austria.
14 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
December 31, 2017, the value of these securities was $23,498,000, representing 0.3% of net assets.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2018	6,432	1,377,152	(2,513)
10-Year U.S. Treasury Note	March 2018	1,163	144,267	(687)
30-Year U.S. Treasury Bond	March 2018	63	9,639	4
				(3,196)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2018	(3,669)	(426,206)	1,046
Ultra 10-Year U.S. Treasury Note	March 2018	(261)	(34,860)	63
				1,109
				(2,087)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Over-the-Counter Credit Default Swaps

Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)1	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Republic of	12/20/2022
Chile/Aa3		CITNA	14,530	1.000	337	(272)	65

Credit Protection
Purchased
EI du Pont de
Nemours & Co.	12/20/2020	JPMC	4,915	(1.000)	(130)	71	(59)
State of Qatar	6/20/2022	CITNA	5,280	(1.000)	(23)	(56)	(79)
State of Qatar	6/20/2022	BOANA	2,720	(1.000)	(12)	(30)	(42)
Total					(165)	(15)	(180)
					172	(287)	(115)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly. BOANA--Bank of America, N.A. CITNA—Citibank N.A.

JPMC--JP Morgan Chase Bank.

At December 31, 2017, a counterparty had deposited in segregated account cash with a value of $300,000 in connection with over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest			Unrealized
			Rate	Rate			Appreciatio
	Future	Notional	Received	Received			n
Terminatio	Effective	Amount	(Paid)[2]	(Paid)		Value	(Depreciatio
n Date	Date	($000)	(%)	(%)		($000)	n) ($000)
3/21/19	3/21/18[1]	134,581	1.500	(0.000)	3	(659)	(43)
11/21/19	N/A	14,600	1.891	(1.441)	3	(42)	(43)
3/23/20	3/21/18[1]	110,999	1.750	(0.000)	3	(868)	(110)
3/22/21	3/21/18[1]	55,868	1.750	(0.000)	3	(761)	(81)
3/21/22	3/21/18[1]	67,174	(2.000)	0.000	3	663	141
3/21/23	3/21/18[1]	15,557	(2.000)	0.000	3	212	23
11/15/24	3/29/18[1]	29,502	(2.299)	0.000	3	60	60
3/21/25	3/21/18[1]	53,095	(2.000)	0.000	3	1,220	163
						(175)	110

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Fixed interest payment received/paid semi-annually.

3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,202,884	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,654,258	—
Corporate Bonds	—	1,973,451	—
Sovereign Bonds	—	1,031,298	—
Taxable Municipal Bonds	—	18,397	—
Temporary Cash Investments	163,242	51,512	—
Futures Contracts—Assets[1]	700	—	—
Futures Contracts—Liabilities[1]	(575)	—	—
Swap Contracts—Assets	70[1]	65	—
Swap Contracts—Liabilities	(185)[1]	(180)	—
Total	163,252	6,931,685	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

E. At December 31, 2017, the cost of investment securities for tax purposes was $7,118,980,000. Net unrealized depreciation of investment securities for tax purposes was $23,938,000, consisting of unrealized gains of $9,546,000 on securities that had risen in value since their purchase and $33,484,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Core Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (55.0%)
U.S. Government Securities (24.5%)
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	460	511
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	600	636
	United States Treasury Note/Bond	0.875%	5/31/18	50	50
	United States Treasury Note/Bond	2.250%	7/31/18	44	44
	United States Treasury Note/Bond	1.375%	9/30/18	18,000	17,952
	United States Treasury Note/Bond	1.000%	11/30/18	3,800	3,773
	United States Treasury Note/Bond	1.125%	2/28/19	3,800	3,769
	United States Treasury Note/Bond	1.500%	2/28/19	1,200	1,195
	United States Treasury Note/Bond	1.250%	3/31/19	11,100	11,017
	United States Treasury Note/Bond	1.625%	3/31/19	1,700	1,695
	United States Treasury Note/Bond	0.875%	4/15/19	150	148
	United States Treasury Note/Bond	1.250%	4/30/19	600	595
	United States Treasury Note/Bond	1.625%	6/30/19	2,250	2,242
	United States Treasury Note/Bond	1.000%	10/15/19	5,000	4,924
	United States Treasury Note/Bond	1.000%	11/30/19	1,700	1,672
	United States Treasury Note/Bond	1.500%	11/30/19	2,500	2,482
	United States Treasury Note/Bond	1.375%	12/15/19	600	594
	United States Treasury Note/Bond	1.625%	3/15/20	5,200	5,169
	United States Treasury Note/Bond	1.125%	3/31/20	2,500	2,457
	United States Treasury Note/Bond	1.375%	3/31/20	2,200	2,175
	United States Treasury Note/Bond	1.500%	4/15/20	13,250	13,128
	United States Treasury Note/Bond	1.500%	6/15/20	9,000	8,909
	United States Treasury Note/Bond	1.625%	6/30/20	2,000	1,985
	United States Treasury Note/Bond	1.500%	7/15/20	5,650	5,590
	United States Treasury Note/Bond	1.625%	7/31/20	5,000	4,961
	United States Treasury Note/Bond	1.375%	8/31/20	1,025	1,010
	United States Treasury Note/Bond	1.250%	3/31/21	1,000	975
	United States Treasury Note/Bond	1.375%	4/30/21	9,756	9,544
	United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,315
	United States Treasury Note/Bond	1.375%	5/31/21	5,000	4,887
	United States Treasury Note/Bond	2.125%	6/30/21	420	421
	United States Treasury Note/Bond	1.125%	7/31/21	800	774
	United States Treasury Note/Bond	2.125%	8/15/21	6,600	6,608
	United States Treasury Note/Bond	2.000%	8/31/21	900	897
	United States Treasury Note/Bond	1.250%	10/31/21	4,000	3,875
	United States Treasury Note/Bond	2.000%	12/31/21	5,000	4,974
	United States Treasury Note/Bond	1.625%	8/31/22	200	195
	United States Treasury Note/Bond	1.750%	9/30/22	7,000	6,859
	United States Treasury Note/Bond	1.875%	9/30/22	1,800	1,774
	United States Treasury Note/Bond	2.000%	11/30/22	5,076	5,031
	United States Treasury Note/Bond	2.125%	12/31/22	4,000	3,983
	United States Treasury Note/Bond	1.750%	1/31/23	500	489
	United States Treasury Note/Bond	2.000%	2/15/23	2,400	2,375
	United States Treasury Note/Bond	2.750%	11/15/23	244	251
	United States Treasury Note/Bond	2.250%	12/31/23	2,300	2,295
1	United States Treasury Note/Bond	2.750%	2/15/24	1,900	1,950
	United States Treasury Note/Bond	2.125%	9/30/24	1,800	1,777
	United States Treasury Note/Bond	1.625%	2/15/26	3,268	3,085
	United States Treasury Note/Bond	1.625%	5/15/26	5,035	4,742

United States Treasury Note/Bond	2.375%	5/15/27	20,000	19,941
United States Treasury Note/Bond	2.250%	8/15/27	950	936
United States Treasury Note/Bond	6.125%	8/15/29	1,500	2,058
United States Treasury Note/Bond	5.375%	2/15/31	3,000	3,984
United States Treasury Note/Bond	3.500%	2/15/39	350	399
United States Treasury Note/Bond	4.375%	11/15/39	630	810
United States Treasury Note/Bond	4.625%	2/15/40	425	565
United States Treasury Note/Bond	3.750%	8/15/41	650	770
United States Treasury Note/Bond	3.125%	11/15/41	600	645
United States Treasury Note/Bond	3.125%	2/15/42	650	698
United States Treasury Note/Bond	2.750%	8/15/42	130	131
United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,567
United States Treasury Note/Bond	2.875%	8/15/45	1,550	1,589
United States Treasury Note/Bond	3.000%	11/15/45	11,742	12,333
2 United States Treasury Note/Bond	2.500%	2/15/46	4,746	4,516
United States Treasury Note/Bond	2.500%	5/15/46	2,800	2,663
United States Treasury Note/Bond	3.000%	2/15/47	3,300	3,469
United States Treasury Note/Bond	3.000%	5/15/47	1,850	1,945
				228,778
Agency Bonds and Notes (7.5%)
3 AID-Iraq	2.149%	1/18/22	980	977
3 AID-Ukraine	1.844%	5/16/19	1,700	1,692
4 Fannie Mae Principal Strip	0.000%	2/1/19	800	784
5 Federal Home Loan Banks	0.625%	8/7/18	100	99
5 Federal Home Loan Banks	0.875%	10/1/18	2,500	2,484
5 Federal Home Loan Banks	1.250%	1/16/19	100	100
5 Federal Home Loan Banks	1.375%	3/18/19	3,350	3,331
5 Federal Home Loan Banks	1.375%	5/28/19	1,500	1,490
5 Federal Home Loan Banks	0.875%	8/5/19	2,100	2,066
5 Federal Home Loan Banks	1.375%	9/28/20	4,200	4,127
4 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	1,200	1,181
4 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	3,700	3,668
4 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,000	1,982
4 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	5,900	5,872
4 Federal National Mortgage Assn.	1.000%	2/26/19	1,550	1,535
4 Federal National Mortgage Assn.	0.875%	8/2/19	450	443
4 Federal National Mortgage Assn.	0.000%	10/9/19	9,600	9,256
4 Federal National Mortgage Assn.	2.000%	10/5/22	700	691
4 Federal National Mortgage Assn.	1.875%	9/24/26	5,600	5,283
5 Financing Corp.	0.000%	5/11/18	1,500	1,491
Private Export Funding Corp.	1.875%	7/15/18	250	250
Private Export Funding Corp.	4.375%	3/15/19	128	132
Private Export Funding Corp.	1.450%	8/15/19	2,715	2,690
Private Export Funding Corp.	2.250%	3/15/20	567	569
Private Export Funding Corp.	2.300%	9/15/20	150	151
Private Export Funding Corp.	3.550%	1/15/24	1,000	1,061
Resolution Funding Corp. Interest Strip	0.000%	1/15/27	600	469
Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,800	1,398
Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	612
Resolution Funding Corp. Interest Strip	0.000%	10/15/27	794	607
Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,246
Resolution Funding Corp. Principal Strip	0.000%	10/15/19	2,000	1,931
Resolution Funding Corp. Principal Strip	0.000%	7/15/20	5,500	5,220
Resolution Funding Corp. Principal Strip	0.000%	10/15/20	2,300	2,170
5 Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,427
				70,485

Conventional Mortgage-Backed Securities (20.9%)
4,6	Fannie Mae Pool	2.000%	1/1/32	2,286	2,227
4,6	Fannie Mae Pool	2.500%	2/1/28–10/1/31	11,312	11,308
4,6,7	Fannie Mae Pool	3.000%	2/1/27–5/1/47	22,652	22,822
4,6,7	Fannie Mae Pool	3.500%	3/1/27–2/1/48	21,321	21,952
4,6	Fannie Mae Pool	4.000%	8/1/39–4/1/46	16,128	16,941
4,6	Fannie Mae Pool	4.500%	1/1/41–7/1/47	6,495	6,997
4,6	Fannie Mae Pool	5.000%	3/1/38–2/1/48	6,691	7,300
4,6	Fannie Mae Pool	6.000%	5/1/37	796	899
4,6	Freddie Mac Gold Pool	2.500%	8/1/31–11/1/31	1,794	1,794
4,6,7	Freddie Mac Gold Pool	3.000%	1/1/33–12/1/47	7,922	7,960
4,6,7	Freddie Mac Gold Pool	3.500%	3/1/45–1/1/48	22,629	23,281
4,6,7	Freddie Mac Gold Pool	4.000%	1/1/46–1/1/48	8,277	8,663
4,6	Freddie Mac Gold Pool	4.500%	6/1/47–7/1/47	5,121	5,485
6	Ginnie Mae I Pool	3.000%	4/15/45	530	537
6	Ginnie Mae I Pool	3.500%	6/15/47	1,956	2,033
6	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	243	255
6	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,338	1,436
6	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	3,051	3,324
6,7	Ginnie Mae II Pool	3.000%	5/20/43–1/1/48	13,649	13,801
6,7	Ginnie Mae II Pool	3.500%	10/20/43–1/1/48	21,046	21,828
6	Ginnie Mae II Pool	4.000%	11/20/42–8/20/47	9,425	9,852
6	Ginnie Mae II Pool	4.500%	11/20/44–8/20/47	3,980	4,210
					194,905
Nonconventional Mortgage-Backed Securities (2.1%)
4,6,8	Fannie Mae Pool	3.118%	12/1/40	182	191
4,6,9	Fannie Mae REMICS 2005-45	1.922%	6/25/35	110	110
4,6,9	Fannie Mae REMICS 2005-95	1.962%	11/25/35	148	149
4,6,9	Fannie Mae REMICS 2006-46	1.872%	6/25/36	408	408
4,6,9	Fannie Mae REMICS 2007-4	1.997%	2/25/37	52	52
4,6,9	Fannie Mae REMICS 2012-122	1.952%	11/25/42	150	150
4,6,9	Fannie Mae REMICS 2013-19	1.852%	9/25/41	207	206
4,6,9	Fannie Mae REMICS 2013-39	1.902%	5/25/43	193	193
4,6,9	Fannie Mae REMICS 2015-22	1.852%	4/25/45	162	161

4,6,10,	Fannie Mae REMICS 2015-8
11		4.548%	3/25/45	21,229	4,386
4,6,9	Fannie Mae REMICS 2016-55	2.052%	8/25/46	324	326
4,6,9	Fannie Mae REMICS 2016-60	1.802%	9/25/46	662	660
4,6,9	Fannie Mae REMICS 2016-62	1.952%	9/25/46	663	666
4,6,9	Fannie Mae REMICS 2016-93	1.902%	12/25/46	1,339	1,340
4,6,8	Freddie Mac Non Gold Pool	3.277%	9/1/37	599	632
4,6,8	Freddie Mac Non Gold Pool	3.329%	7/1/35	704	739
4,6	Freddie Mac Non Gold Pool	3.359%	7/1/33	97	102
4,6,9	Freddie Mac REMICS	1.827%	11/15/36–8/15/43	307	307
4,6,9	Freddie Mac REMICS	1.837%	11/15/36	108	108
4,6,9	Freddie Mac REMICS	1.927%	6/15/42	58	58
4,6,9	Freddie Mac REMICS	4.673%	9/15/47	37,967	7,516
10	Government National Mortgage Association
	GNR_15-106D	4.000%	1/20/45	1,842	341
6,10,11	Government National Mortgage Association
	GNR_17-85A	4.649%	6/20/47	5,271	1,002
					19,803
Total U.S. Government and Agency Obligations (Cost $519,860)					513,971
Asset-Backed/Commercial Mortgage-Backed Securities (11.0%)
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	180	179
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	350	347

6,12	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	95	98
6	AmeriCredit Automobile Receivables Trust 2014-1	2.150%	3/9/20	67	67
6	AmeriCredit Automobile Receivables Trust 2014-2	2.180%	6/8/20	60	60
6	AmeriCredit Automobile Receivables Trust 2015-3	3.340%	8/8/21	285	288
6	AmeriCredit Automobile Receivables Trust 2016-2	2.210%	5/10/21	30	30
6	AmeriCredit Automobile Receivables Trust 2016-2	2.870%	11/8/21	20	20
6	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	125	127
6	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	200	199
6	AmeriCredit Automobile Receivables Trust 2016-4	2.410%	7/8/22	225	224
6,12	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	35	34
6,12	ARL Second LLC 2014-1A	2.920%	6/15/44	63	62
6,12	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	800	824
6,12	Avis Budget Rental Car Funding AESOP LLC	2.970%	3/20/24	180	180
6,12	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	575	579
6,12	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	380	379
6,12	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	500	503
6,12	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	355	358
6	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	20	21
6	BANK 2017 - BNK4	3.625%	5/15/50	140	145
6	BANK 2017 - BNK5	3.390%	6/15/60	180	183
6	BANK 2017 - BNK6	3.254%	7/15/60	90	91
6	BANK 2017 - BNK6	3.518%	7/15/60	100	103
6	BANK 2017 - BNK7	3.435%	9/15/60	100	102
6	BANK 2017 - BNK8	3.488%	11/15/50	230	236
6	BANK 2017 - BNK9	3.538%	11/15/54	1,400	1,442
	Bank of Nova Scotia	1.875%	4/26/21	1,090	1,066
12	Bank of Nova Scotia	1.875%	9/20/21	110	107
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	280	279
6	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	90	90
6	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	210	208
6	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	210	208
6,12	Canadian Pacer Auto Receiveable Trust A Series
	2017	2.050%	3/19/21	140	139
6,12	Canadian Pacer Auto Receiveable Trust A Series
	2017	2.286%	1/19/22	100	99
6	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	221
6	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	50
6	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
6,12	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	130	129
6	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,610	1,600
6,9	Capital One Multi-Asset Execution Trust 2017-A5	2.057%	7/15/27	850	856
6,9,12	CARDS II Trust 2017-2	1.737%	10/17/22	910	910
6	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	99
6	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
6	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	197
6	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	187
6	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	188
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	150	149
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	90	89
6	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	40
6	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	40
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	190	198

6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	80	83
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	210	215
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	160	165
6	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	60
6,12	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	452	451
6,12	Chrysler Capital Auto Receivables Trust 2014-BA	3.440%	8/16/21	200	202
6,12	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	2/15/22	90	90
6,12	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	90	92
6,12	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	20	20
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	30	32
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	370	392
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	350	363
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	350	364
6	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	230	239
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	10	10
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	360	374
6	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	140	145
6	Citigroup Commercial Mortgage Trust 2014-GC25	4.531%	10/10/47	175	175
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	228	229
6	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	30	31
6	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	80	84
6	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	141	142
6	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	190	195
6	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	290	296
6	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	60	62
6	Citigroup Commercial Mortgage Trust 2017-P8	4.272%	9/15/50	60	60
6,12	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	77	77
6,9,12	Colony American Homes 2015-1	2.991%	7/17/32	70	70
6,9,12	Colony American Homes 2015-1A	2.691%	7/17/32	175	176
6,9,12	Colony Starwood Homes 2016-1A Trust	2.991%	7/17/33	488	490
6,9,12	Colony Starwood Homes 2016-1A Trust	3.641%	7/17/33	185	186
6,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	41
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	504
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	63
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	530
6,12	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	151
6,12	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	209
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
6,12	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	230	237
6,12	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	104
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	20	21
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	350	372
6	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	21
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	368
6	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	190	195
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	31
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	20	20
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	362
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	50	52
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	231
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	110	115
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	228	230
12	Commonwealth Bank of Australia	2.125%	7/22/20	780	774
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	228	233
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	228	238
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	60	61
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	230	234

6,12	DB Master Finance LLC 2015-1A	3.980%	2/20/45	58	60
6	DBJPM 16-C1 Mortgage Trust	3.351%	5/10/49	140	131
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	160	163
6,12	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	240	240
6,12	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	130	129
6,9	Discover Card Execution Note Trust 2017-A5	2.077%	12/15/26	650	657
6,12	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	100	99
12	DNB Boligkreditt AS	2.500%	3/28/22	340	338
6,12	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	254	255
6,12	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	136
6,12	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	192	192
6,12	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	270	272
6,12	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	200	206
6,12	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	34	34
6,12	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	80	80
6,12	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	92
6	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	210	210
6	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	50	51
6	Drive Auto Receivables Trust 2017-3	1.850%	4/15/20	90	90
6	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	260	260
6	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	330	330
6,12	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	450	447
6,12	Enterprise Fleet Financing LLC Series 2017-3	2.360%	5/20/23	150	149
6,9,12	Evergreen Credit Card Trust Series 2016-1	2.197%	4/15/20	1,175	1,177
6,9,12	Evergreen Credit Card Trust Series 2016-3	1.977%	11/16/20	110	110
6,9,12	Evergreen Credit Card Trust Series 2017-1	1.737%	10/15/21	640	640
4,6,9	Fannie Mae Connecticut Avenue Securities 2016-
	C04	3.002%	1/25/29	136	137
4,6,9	Fannie Mae Connecticut Avenue Securities 2016-
	C05	2.902%	1/25/29	300	302
4,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	20
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	1,000	996
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	1,000	978
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,000	980
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	1,000	1,035
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	1,000	1,039
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	540	548
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	70	72
4,6	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	1,740	1,775
6,9	First National Master Note Trust 2017-2	1.917%	10/16/23	250	250
6,12	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	120	120
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	240	239
6,12	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	250	251
6,12	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	200
6	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	200	198
6,12	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	450	450
6,12	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	650	644
6,12	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	119
6,12	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	248

6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	200	200
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-1	2.070%	5/15/22	1,050	1,045
6	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	1,030	1,026
4,6,9	Freddie Mac Structured Agency Credit Risk Debt
	Notes 2016-DNA3	2.652%	12/25/28	61	61
4,6,9	Freddie Mac Structured Agency Credit Risk Debt
	Notes 2016-DNA3	3.552%	12/25/28	250	254
6,12	FRS I LLC 2013-1A	3.080%	4/15/43	181	180
6	GM Financial Automobile Leasing Trust 2015-2	2.420%	7/22/19	420	420
6	GM Financial Automobile Leasing Trust 2015-2	2.990%	7/22/19	50	50
6	GM Financial Automobile Leasing Trust 2016-2	2.580%	3/20/20	190	189
6	GM Financial Automobile Leasing Trust 2017-2	2.180%	6/21/21	90	90
6	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	200	199
6	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	80	80
6	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	80	79
6	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	40	40
6,12	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	150	149
6,12	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	40	40
6,12	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	450	450
6,12	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	330	329
6,12	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	330	328
6,12	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	260	259
6,12	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	140	139
6,12	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	150	148
6	GS Mortgage Securities Corporation II 2015-GC30	3.382%	5/10/50	228	233
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	355
6	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	32
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	350	370
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	413
6	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	170	179
6	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	150	151
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	145
6	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	30
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	228	232
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	10	10
6,12	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	850	849
6,12	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	680	679
6,12	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	25	25
6,12	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	180	180
6,12	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	350	354
6,12	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	21
6	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	230	229
6,12	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	100	98
6,12	Hyundai Auto Lease Securitization Trust 2017-B	2.130%	3/15/21	200	199
6,12	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	480	479
6,12	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	100	100
6,12	Hyundai Auto Lease Securitization Trust 2017-C	2.460%	7/15/22	100	99
6,9,12	Invitation Homes 2015-SFR2 Trust	3.128%	6/17/32	70	70
6,9,12	Invitation Homes 2015-SFR3 Trust	3.241%	8/17/32	70	70
6,9,12	Invitation Homes 2017-SFR2 Trust	2.341%	12/17/36	378	378
6,9,12	Invitation Homes 2017-SFR2 Trust	2.641%	12/17/36	130	130
6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,700	1,788

6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	550	595
6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	20	21
6,12	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	91
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.052%	1/15/46	230	233
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	10	10
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	80	81
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	94
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	70	72
6	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.363%	7/15/45	1,600	1,645
6	JPMBB Commercial Mortgage Securities Trust
	2013-C14	4.133%	8/15/46	30	32
6	JPMBB Commercial Mortgage Securities Trust
	2013-C15	5.081%	11/15/45	30	31
6	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.079%	2/15/47	380	404
6	JPMBB Commercial Mortgage Securities Trust
	2014-C26	3.231%	1/15/48	350	353
6	JPMBB Commercial Mortgage Securities Trust
	2014-C26	3.494%	1/15/48	350	360
6	JPMBB Commercial Mortgage Securities Trust
	2015-C27	3.179%	2/15/48	258	259
6	JPMBB Commercial Mortgage Securities Trust
	2015-C30	3.822%	7/15/48	50	52
6	JPMBB Commercial Mortgage Securities Trust
	2015-C31	3.801%	8/15/48	50	52
6	JPMCC Commercial Mortgage Securities Trust
	2017-JP5	3.723%	3/15/50	160	167
6	JPMCC Commercial Mortgage Securities Trust
	2017-JP7	3.454%	9/15/50	150	154
6	JPMDB Commercial Mortgage Securities Trust
	2017-C7	3.409%	10/15/50	60	62
6,12	Laurel Road Prime Student Loan Trust 2017-C	2.810%	11/25/42	370	367
6,9,12	Mercedes-Benz Master Owner Trust 2017-B	1.897%	5/16/22	460	461
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	100	103
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	7/15/46	200	199
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	400	428
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	350	366
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.891%	4/15/47	150	156
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	20	21
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.322%	6/15/47	80	84

6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	350	366
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	350	368
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	450	464
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	228	231
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	10	10
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.752%	5/15/49	160	167
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	60	63
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2017-C34	3.536%	11/15/52	120	124
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	189	197
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	250	258
6,9,12	Motor plc 2017 1A	2.082%	9/25/24	850	857
6,12	MSBAM Commercial Mortgage Securities Trust
	2012-CKSV	3.277%	10/15/30	1,700	1,686
12	National Australia Bank Ltd.	2.250%	3/16/21	40	40
12	National Australia Bank Ltd.	2.400%	12/7/21	450	447
6,9,12	Navient Student Loan Trust 2016-2	2.602%	6/25/65	200	202
6,9,12	Navient Student Loan Trust 2016-3	2.402%	6/25/65	60	61
6,9,12	Navient Student Loan Trust 2016-6A	2.302%	3/25/66	100	101
6,9,12	Navient Student Loan Trust 2017-4A	2.052%	9/27/66	180	180
6,9,12	Navient Student Loan Trust 2017-A	1.877%	12/16/58	233	233
6,12	Navient Student Loan Trust 2017-A	2.880%	12/16/58	240	238
6,9,12	Navistar Financial Dealer Note Master Trust II
	2016-1A	2.902%	9/27/21	220	221
6,12	NextGear Floorplan Master Owner Trust 2016-1A	2.740%	4/15/21	580	581
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	510	508
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	190	189
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	520	519
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	140	139
6	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	320	319
6,9	Nissan Master Owner Trust Receivables Series
	2017-C	1.797%	10/17/22	1,300	1,302
6,12	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	696
6,9,12	Pepper Residential Securities Trust 2017A-A1UA	2.532%	3/10/58	165	165
6,9,12	Pepper Residential Securities Trust 2019A-A1U1	1.794%	10/12/18	500	500
6,12	PFS Financing Corp 2017-B	2.220%	7/15/22	340	336
6,9,12	PFS Financing Corp. 2017-C	1.947%	10/15/21	410	410
6,12	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	427
6,9,12	PHEAA Student Loan Trust 2016-2A	2.502%	11/25/65	202	202
6,12	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	411	412
6,12	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	199
6,12	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	99
6,9,12	Resimac Premier Series 2016-1A	2.822%	10/10/47	556	559
	Royal Bank of Canada	2.100%	10/14/20	40	40
	Royal Bank of Canada	2.300%	3/22/21	400	399
6	Santander Drive Auto Receivables Trust 2016-2	2.080%	2/16/21	215	215
6	Santander Drive Auto Receivables Trust 2016-2	2.660%	11/15/21	170	171
6	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	140	142
6	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	200	200
6	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	260	260

6	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	220	219
6	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	110	110
6,12	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	100	100
6,12	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	100	100
6,12	Securitized Term Auto Receivables Trust 2016-1A	1.524%	3/25/20	50	50
6,12	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	40	39
6,12	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	180	177
6	Small Business Administration Participation Certs
	2017-20	2.880%	5/1/37	723	725
6	Small Business Administration Participation Certs
	2017-20	2.780%	12/1/37	4,000	4,026
6	Small Business Administration Participation Certs
	2017-20K	2.790%	11/1/37	4,600	4,602
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	39
6,12	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	440	436
6,9,12	SMB Private Education Loan Trust 2016-B	2.927%	2/17/32	280	288
6,9,12	SMB Private Education Loan Trust 2016-C	2.577%	9/15/34	100	102
6,9,12	SMB Private Education Loan Trust 2017-A	2.377%	9/15/34	120	122
6,12	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	260	259
6,12	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	470	468
6,12	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	500	493
6,12	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	100	98
6,9,12 SoFi	Professional Loan Program 2016-D LLC	2.502%	1/25/39	63	64
6,12	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	10	10
6,12	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	120	119
6,12	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	543	540
6,12	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	130	129
6,12	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	180	180
6,12	SpareBank 1 Boligkreditt AS	1.750%	11/15/19	250	247
12	Stadshypotek AB	2.500%	4/5/22	500	498
6	Synchrony Credit Card Master Note Trust 2016-1	2.390%	3/15/22	345	345
6	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	140	140
6	Synchrony Credit Card Master Note Trust 2016-3	1.910%	9/15/22	100	99
6	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	560	561
6	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	170	170
6	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	230	229
6,12	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	36	37
6,12	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	31	33
6,12	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	102
12	Toronto-Dominion Bank	2.250%	3/15/21	30	30
6,12	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	890	882
6,9,12	Trillium Credit Card Trust II 2016-1A	2.272%	5/26/21	760	762
6,12	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	95	94
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	60	62
6	UBS-Barclays Commercial Mortgage Trust 2013-
	C6	3.469%	4/10/46	10	10
6,12	Verizon Owner Trust 2017-3	2.060%	4/20/22	410	408
6,12	Verizon Owner Trust 2017-3	2.380%	4/20/22	240	239
6,12	Verizon Owner Trust 2017-3	2.530%	4/20/22	250	248
6,9,12	Volvo Financial Equipment Master Owner Trust
	2017-A	1.977%	11/15/22	130	130
6	Wells Fargo Commercial Mortgage Trust 2012-
	LC5	3.539%	10/15/45	40	41
6	Wells Fargo Commercial Mortgage Trust 2013-
	LC12	4.218%	7/15/46	350	372
6	Wells Fargo Commercial Mortgage Trust 2013-
	LC12	4.291%	7/15/46	450	477

6	Wells Fargo Commercial Mortgage Trust 2015-
	C26	3.166%	2/15/48	110	111
6	Wells Fargo Commercial Mortgage Trust 2015-
	C27	3.190%	2/15/48	388	391
6	Wells Fargo Commercial Mortgage Trust 2015-
	C27	3.451%	2/15/48	30	31
6	Wells Fargo Commercial Mortgage Trust 2015-
	C29	3.637%	6/15/48	130	135
6	Wells Fargo Commercial Mortgage Trust 2015-
	C30	4.497%	9/15/58	200	205
6	Wells Fargo Commercial Mortgage Trust 2015-
	LC22	4.541%	9/15/58	160	160
6	Wells Fargo Commercial Mortgage Trust 2015-
	SG1	3.789%	9/15/48	60	63
6	Wells Fargo Commercial Mortgage Trust 2016-
	C37	3.794%	12/15/49	70	74
6	Wells Fargo Commercial Mortgage Trust 2017-
	C38	3.453%	7/15/50	240	245
6	Wells Fargo Commercial Mortgage Trust 2017-
	C39	3.418%	9/15/50	240	246
6	Wells Fargo Commercial Mortgage Trust 2017-
	C40	3.581%	10/15/50	280	289
6	Wells Fargo Commercial Mortgage Trust 2017-
	C41	3.472%	11/15/50	100	102
6	Wells Fargo Commercial Mortgage Trust 2017-
	C42	3.589%	12/15/50	420	433
6	Wells Fargo Commercial Mortgage Trust 2017-
	RC1	3.631%	1/15/60	80	83
6,12	Wendys Funding LLC 2015-1A	3.371%	6/15/45	20	20
6,12	Wendys Funding LLC 2015-1A	4.497%	6/15/45	49	50
6,12	Wendys Funding LLC 2018-1	3.573%	3/15/48	100	100
6,12	Wendys Funding LLC 2018-1	3.884%	3/15/48	140	140
12	Westpac Banking Corp.	2.250%	11/9/20	365	363
12	Westpac Banking Corp.	2.100%	2/25/21	40	40
6	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	107
6	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	20	21
6	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	20	21
6	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	10	10
6	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	360	375
6	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	380	394
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	410	435
6	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	174
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $103,386)					102,934
Corporate Bonds (27.3%)
Finance (11.5%)
	Banking (6.7%)
	Bank of America Corp.	3.300%	1/11/23	306	313
6	Bank of America Corp.	3.124%	1/20/23	565	573
	Bank of America Corp.	4.000%	4/1/24	271	286
6	Bank of America Corp.	3.093%	10/1/25	2,105	2,090
6	Bank of America Corp.	3.824%	1/20/28	540	557
6,12	Bank of America Corp.	3.419%	12/20/28	663	662
	Citigroup Inc.	1.800%	2/5/18	300	300
13	Citigroup Inc.	4.500%	3/3/31	600	953
14,15	Commonwealth Bank of Australia	3.650%	11/5/24	1,500	1,191
12	Commonwealth Bank of Australia	4.500%	12/9/25	700	731
14,15	Cooperatieve Rabobank UA	4.205%	7/2/25	1,500	1,200

	Cooperatieve Rabobank UA	4.375%	8/4/25	450	475
16	DVB Bank SE	0.875%	4/9/21	200	239
16	DVB Bank SE	1.250%	9/15/21	200	241
	First Republic Bank	2.375%	6/17/19	510	508
	Goldman Sachs Group Inc.	3.000%	4/26/22	350	351
6	Goldman Sachs Group Inc.	2.876%	10/31/22	830	828
6	Goldman Sachs Group Inc.	2.908%	6/5/23	965	957
16	Goldman Sachs Group Inc.	1.250%	5/1/25	108	131
6	Goldman Sachs Group Inc.	3.272%	9/29/25	2,065	2,049
6	Goldman Sachs Group Inc.	3.691%	6/5/28	865	877
6	Goldman Sachs Group Inc.	4.017%	10/31/38	2,735	2,802
	HSBC Holdings plc	2.950%	5/25/21	185	186
6	HSBC Holdings plc	3.262%	3/13/23	2,135	2,162
6	HSBC Holdings plc	3.033%	11/22/23	3,200	3,205
6	HSBC Holdings plc	6.000%	11/22/65	360	377
12	Intesa Sanpaolo SPA	3.875%	7/14/27	825	824
	JPMorgan Chase & Co.	2.295%	8/15/21	1,495	1,482
	JPMorgan Chase & Co.	2.972%	1/15/23	945	949
6	JPMorgan Chase & Co.	2.776%	4/25/23	690	686
	JPMorgan Chase & Co.	2.700%	5/18/23	182	181
6	JPMorgan Chase & Co.	3.220%	3/1/25	550	552
6	JPMorgan Chase & Co.	3.782%	2/1/28	480	497
6	JPMorgan Chase & Co.	3.882%	7/24/38	535	547
	JPMorgan Chase & Co.	5.500%	10/15/40	216	272
6	JPMorgan Chase & Co.	3.964%	11/15/48	285	294
6	Lloyds Banking Group plc	2.907%	11/7/23	1,010	1,000
	Morgan Stanley	2.625%	11/17/21	2,515	2,501
	Morgan Stanley	2.750%	5/19/22	420	418
17	Morgan Stanley	2.617%	5/8/24	385	393
6	Morgan Stanley	3.971%	7/22/38	500	514
6,16	NIBC Bank NV	6.000%	12/31/49	300	373
	Royal Bank of Canada	2.150%	10/26/20	3,595	3,568
12	Santander Holdings USA Inc.	3.700%	3/28/22	3,555	3,596
12	Santander Holdings USA Inc.	3.400%	1/18/23	1,650	1,643
12	Santander Holdings USA Inc.	4.400%	7/13/27	280	286
6	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	2,200	2,272
	Synchrony Bank	3.000%	6/15/22	770	765
	Synchrony Financial	4.500%	7/23/25	1,650	1,725
	Synchrony Financial	3.950%	12/1/27	3,740	3,723
12	UBS AG	2.450%	12/1/20	8,475	8,444
14,15	Westpac Banking Corp.	3.815%	3/14/24	1,500	1,185

	Brokerage (0.1%)
12	Apollo Management Holdings LP	4.000%	5/30/24	500	512

	Finance Companies (0.2%)
	Air Lease Corp.	2.125%	1/15/18	2,110	2,110

	Insurance (1.8%)
12	AIA Group Ltd.	3.200%	3/11/25	1,650	1,641
	American Financial Group Inc.	3.500%	8/15/26	275	273
	Anthem Inc.	3.650%	12/1/27	1,480	1,507
	AXIS Specialty Finance plc	4.000%	12/6/27	2,570	2,582
	Chubb INA Holdings Inc.	2.700%	3/13/23	225	224
6,16	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	306	384
	Enstar Group Ltd.	4.500%	3/10/22	500	510
	First American Financial Corp.	4.600%	11/15/24	290	299

	Infinity Property & Casualty Corp.	5.000%	9/19/22	520	549
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	180	180
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	125	125
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,000	1,031
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	1,650	1,698
12	MassMutual Global Funding II	2.750%	6/22/24	2,000	1,984
	Prudential Financial Inc.	4.500%	11/15/20	20	21
12	Reliance Standard Life Global Funding II	2.375%	5/4/20	240	239
12	Swiss Re Treasury US Corp.	2.875%	12/6/22	130	130
12	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	1,346	1,416
	Trinity Acquisition plc	4.625%	8/15/23	350	369
	Trinity Acquisition plc	6.125%	8/15/43	102	127
	Willis North America Inc.	3.600%	5/15/24	550	559
	XLIT Ltd.	6.375%	11/15/24	998	1,158

	Real Estate Investment Trusts (2.7%)
13	Aroundtown SA	3.000%	10/16/29	412	560
	Brandywine Operating Partnership LP	3.950%	2/15/23	182	186
	Brandywine Operating Partnership LP	4.100%	10/1/24	374	380
	Brandywine Operating Partnership LP	3.950%	11/15/27	560	554
	Brandywine Operating Partnership LP	4.550%	10/1/29	1,488	1,527
	Brixmor Operating Partnership LP	3.650%	6/15/24	340	337
	Brixmor Operating Partnership LP	3.850%	2/1/25	60	60
	Brixmor Operating Partnership LP	4.125%	6/15/26	810	817
	Brixmor Operating Partnership LP	3.900%	3/15/27	220	217
	Camden Property Trust	4.625%	6/15/21	20	21
	Camden Property Trust	4.875%	6/15/23	25	27
	Camden Property Trust	4.250%	1/15/24	65	68
	Camden Property Trust	3.500%	9/15/24	30	30
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	213	207
	DDR Corp.	3.900%	8/15/24	920	927
	DDR Corp.	3.625%	2/1/25	150	148
	Digital Realty Trust LP	3.700%	8/15/27	1,300	1,309
12	Goodman Australia Industrial Fund	3.400%	9/30/26	500	490
12	Goodman US Finance Three LLC	3.700%	3/15/28	420	415
	HCP Inc.	3.400%	2/1/25	145	144
	HCP Inc.	4.000%	6/1/25	200	206
	Healthcare Realty Trust Inc.	3.625%	1/15/28	780	771
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	759	776
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	200	196
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	545	543
	Highwoods Realty LP	3.875%	3/1/27	500	503
	Life Storage LP	3.875%	12/15/27	2,095	2,086
	Physicians Realty LP	3.950%	1/15/28	6,285	6,226
	Realty Income Corp.	3.650%	1/15/28	2,570	2,580
12	Scentre Group Trust 1 / Scentre Group Trust 2	3.750%	3/23/27	315	318
	Tanger Properties LP	3.125%	9/1/26	915	863
	VEREIT Operating Partnership LP	3.950%	8/15/27	1,400	1,382
					107,436
Industrial (13.5%)
	Basic Industry (0.4%)
12	Air Liquide Finance SA	1.750%	9/27/21	200	194
12	Air Liquide Finance SA	2.250%	9/27/23	215	209
12	Air Liquide Finance SA	2.500%	9/27/26	200	191
12	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	234
12	CF Industries Inc.	3.400%	12/1/21	110	111
12	CF Industries Inc.	4.500%	12/1/26	230	240

15	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	1,550	1,240
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	105
	Vale Overseas Ltd.	4.375%	1/11/22	95	98
	Vale Overseas Ltd.	6.875%	11/21/36	400	490
	WestRock RKT Co.	4.900%	3/1/22	35	38
	WestRock RKT Co.	4.000%	3/1/23	405	420

	Capital Goods (0.5%)
	CNH Industrial NV	3.850%	11/15/27	465	464
	Embraer Netherlands Finance BV	5.400%	2/1/27	100	108
16	Flowserve Corp.	1.250%	3/17/22	200	237
16	General Electric Co.	2.125%	5/17/37	800	954
12	LafargeHolcim Finance US LLC	3.500%	9/22/26	2,500	2,472
13	Leonardo SPA	8.000%	12/16/19	150	228
16	Leonardo SPA	5.250%	1/21/22	50	70
	Spirit AeroSystems Inc.	3.850%	6/15/26	235	237
	United Rentals North America Inc.	4.625%	7/15/23	285	295
	United Rentals North America Inc.	5.500%	5/15/27	105	111

	Communication (3.5%)
	21st Century Fox America Inc.	4.750%	9/15/44	1,500	1,718
	AMC Networks Inc.	5.000%	4/1/24	300	304
	AMC Networks Inc.	4.750%	8/1/25	335	332
	AT&T Inc.	4.450%	4/1/24	500	528
	AT&T Inc.	3.400%	8/14/24	600	603
	AT&T Inc.	4.125%	2/17/26	3,875	3,950
	AT&T Inc.	4.250%	3/1/27	450	459
16	AT&T Inc.	3.150%	9/4/36	200	246
	AT&T Inc.	5.250%	3/1/37	300	317
	AT&T Inc.	5.350%	9/1/40	200	211
	AT&T Inc.	4.800%	6/15/44	600	590
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	4,355	4,533
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	400	423
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	200	234
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	5/1/47	500	516
	Comcast Corp.	3.000%	2/1/24	925	932
	Comcast Corp.	3.375%	8/15/25	200	205
	Comcast Corp.	5.650%	6/15/35	700	873
	Crown Castle International Corp.	2.250%	9/1/21	1,000	983
	Crown Castle International Corp.	5.250%	1/15/23	600	657
	Crown Castle International Corp.	4.450%	2/15/26	250	262
	Crown Castle International Corp.	4.000%	3/1/27	270	276
	Discovery Communications LLC	3.800%	3/13/24	1,350	1,369
	Discovery Communications LLC	3.450%	3/15/25	250	245
	Discovery Communications LLC	4.900%	3/11/26	2,900	3,090
	NBCUniversal Media LLC	2.875%	1/15/23	1,760	1,776
	Qwest Corp.	6.750%	12/1/21	500	537
	Qwest Corp.	7.250%	9/15/25	200	214
	Scripps Networks Interactive Inc.	3.900%	11/15/24	250	255
	Time Warner Cable LLC	5.500%	9/1/41	120	125
	Verizon Communications Inc.	5.150%	9/15/23	270	300
	Verizon Communications Inc.	4.150%	3/15/24	90	95
	Verizon Communications Inc.	3.500%	11/1/24	750	764

	Verizon Communications Inc.	4.125%	3/16/27	2,174	2,269
	Verizon Communications Inc.	4.400%	11/1/34	450	458
	Verizon Communications Inc.	5.500%	3/16/47	950	1,083
	Verizon Communications Inc.	4.522%	9/15/48	425	419
	Verizon Communications Inc.	5.012%	8/21/54	525	537

	Consumer Cyclical (1.2%)
12	Alimentation Couche-Tard Inc.	3.550%	7/26/27	550	549
12	Alimentation Couche-Tard Inc.	4.500%	7/26/47	500	522
12	Churchill Downs Inc.	4.750%	1/15/28	150	149
	Ford Motor Co.	4.750%	1/15/43	420	425
	Ford Motor Co.	5.291%	12/8/46	850	921
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,520	1,543
	General Motors Co.	4.000%	4/1/25	240	246
	General Motors Co.	4.200%	10/1/27	280	288
	General Motors Co.	6.600%	4/1/36	300	365
	General Motors Co.	5.150%	4/1/38	1,400	1,492
	General Motors Co.	5.200%	4/1/45	850	891
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	312
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	534
	General Motors Financial Co. Inc.	3.500%	11/7/24	295	293
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	713
12	Hyundai Capital America	3.100%	4/5/22	220	220
13	Jaguar Land Rover Automotive plc	5.000%	2/15/22	200	293
16	Jaguar Land Rover Automotive plc	2.200%	1/15/24	100	123
	Lowe's Cos. Inc.	3.100%	5/3/27	245	246
	Lowe's Cos. Inc.	4.375%	9/15/45	150	165
	Lowe's Cos. Inc.	3.700%	4/15/46	300	301
	Lowe's Cos. Inc.	4.050%	5/3/47	200	213

	Consumer Noncyclical (2.2%)
	Abbott Laboratories	4.750%	11/30/36	500	562
	Abbott Laboratories	4.900%	11/30/46	600	685
	AmerisourceBergen Corp.	3.450%	12/15/27	1,875	1,862
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	300	309
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,650	1,851
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,150	1,331
12	BAT Capital Corp.	4.390%	8/15/37	650	681
	Becton Dickinson & Co.	3.734%	12/15/24	200	205
	Becton Dickinson & Co.	3.700%	6/6/27	750	756
	Express Scripts Holding Co.	3.900%	2/15/22	200	207
	Express Scripts Holding Co.	4.500%	2/25/26	910	966
	Express Scripts Holding Co.	4.800%	7/15/46	300	319
	Gilead Sciences Inc.	5.650%	12/1/41	610	775
	Kroger Co.	4.450%	2/1/47	1,000	999
13	McKesson Corp.	3.125%	2/17/29	350	483
	Mead Johnson Nutrition Co.	3.000%	11/15/20	450	457
12	Minerva Luxembourg SA	5.875%	1/19/28	800	779
	Newell Brands Inc.	5.500%	4/1/46	1,180	1,414
16	Philip Morris International Inc.	1.875%	11/6/37	100	117
12	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	650	632
12	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	750	731
	Reynolds American Inc.	5.700%	8/15/35	400	477
	Reynolds American Inc.	7.250%	6/15/37	625	863
	Reynolds American Inc.	5.850%	8/15/45	150	187
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	442	445
16	Teva Pharmaceutical Finance Netherlands II BV	1.125%	10/15/24	200	207

	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	1,860	1,617
	The Kroger Co.	2.800%	8/1/22	700	695
	The Kroger Co.	3.700%	8/1/27	175	176

	Energy (2.8%)
	Anadarko Petroleum Corp.	3.450%	7/15/24	550	545
12	Andeavor	4.750%	12/15/23	1,000	1,075
	Andeavor	4.500%	4/1/48	100	101
	Andeavor Logistics LP / Tesoro Logistics Finance
	Corp.	4.250%	12/1/27	1,400	1,414
	Andeavor Logistics LP / Tesoro Logistics Finance
	Corp.	5.200%	12/1/47	1,280	1,331
	BP Capital Markets plc	2.315%	2/13/20	110	110
	BP Capital Markets plc	2.112%	9/16/21	100	99
	BP Capital Markets plc	3.245%	5/6/22	600	616
	BP Capital Markets plc	2.750%	5/10/23	375	376
	BP Capital Markets plc	3.535%	11/4/24	1,200	1,247
	BP Capital Markets plc	3.506%	3/17/25	175	181
	BP Capital Markets plc	3.279%	9/19/27	265	268
	Cenovus Energy Inc.	4.250%	4/15/27	1,750	1,737
	Cenovus Energy Inc.	4.450%	9/15/42	500	460
	Cimarex Energy Co.	3.900%	5/15/27	900	920
	ConocoPhillips Co.	4.200%	3/15/21	240	251
12	Continental Resources Inc.	4.375%	1/15/28	1,200	1,185
	Devon Energy Corp.	4.000%	7/15/21	200	208
	Devon Energy Corp.	3.250%	5/15/22	300	305
	Energy Transfer LP	6.700%	7/1/18	230	235
	Energy Transfer LP	9.700%	3/15/19	260	282
	Energy Transfer LP	5.200%	2/1/22	642	684
	Energy Transfer LP	4.750%	1/15/26	500	519
	Enterprise Products Operating LLC	6.650%	10/15/34	180	232
	Hess Corp.	4.300%	4/1/27	200	200
	Hess Corp.	5.800%	4/1/47	150	166
	Kinder Morgan Inc.	7.750%	1/15/32	65	84
	Marathon Oil Corp.	2.800%	11/1/22	150	148
	Marathon Oil Corp.	3.850%	6/1/25	900	914
	Marathon Oil Corp.	4.400%	7/15/27	880	919
	Marathon Oil Corp.	5.200%	6/1/45	200	220
	Regency Energy Partners LP / Regency Energy
	Finance Corp.	5.000%	10/1/22	1,600	1,704
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	535	585
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	315	349
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,432	2,675
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	330	368
	Shell International Finance BV	2.250%	1/6/23	210	206
	Shell International Finance BV	3.250%	5/11/25	350	360
	Shell International Finance BV	2.875%	5/10/26	500	498
	Shell International Finance BV	4.125%	5/11/35	500	547
	Shell International Finance BV	3.625%	8/21/42	150	150
	Shell International Finance BV	4.000%	5/10/46	300	318
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	350	348
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	700	845
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	90	116

	Technology (1.7%)
12	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	1,000	993
12	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	390	388

12	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	500	478
12	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	250	246
12	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	900	858
12	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp.	5.450%	6/15/23	570	615
12	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp.	6.020%	6/15/26	1,500	1,647
12	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp.	8.100%	7/15/36	1,000	1,264
	DXC Technology Co.	4.250%	4/15/24	240	250
	DXC Technology Co.	4.750%	4/15/27	225	239
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	527
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,300	1,377
	Oracle Corp.	2.950%	11/15/24	1,380	1,390
	Oracle Corp.	3.250%	11/15/27	1,380	1,400
	Oracle Corp.	3.800%	11/15/37	945	992
	Oracle Corp.	4.000%	11/15/47	945	1,004
12	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	200	202
	Verisk Analytics Inc.	5.800%	5/1/21	84	91
	Verisk Analytics Inc.	4.000%	6/15/25	300	311
	Verisk Analytics Inc.	5.500%	6/15/45	750	867
	VMware Inc.	2.950%	8/21/22	280	279
	VMware Inc.	3.900%	8/21/27	840	854

	Transportation (1.2%)
12	Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	200	199
12	Air Canada	7.750%	4/15/21	653	742
6,12	Air Canada 2017-1 Class A Pass Through Trust	3.550%	1/15/30	330	330
6,12	Air Canada 2017-1 Class AA Pass Through Trust	3.300%	1/15/30	575	581
6,12	Air Canada 2017-1 Class B Pass Through Trust	3.700%	1/15/26	475	479
6	American Airlines 2016-3 Class B Pass Through
	Trust	3.750%	10/15/25	840	830
6	American Airlines 2017-2B Class B Pass Through
	Trust	3.700%	10/15/25	885	878
15	Asciano Finance Ltd.	5.250%	5/19/25	110	90
6	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	207	224
	Continental Airlines 2012-3 Class C Pass Thru
	Certificates	6.125%	4/29/18	110	111
6,18	Delta Air Lines 2002-1 Class G-1 Pass Through
	Trust	6.718%	7/2/24	55	61
6	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	889	1,006
6	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	57	65
	Delta Air Lines Inc.	3.625%	3/15/22	990	1,005
	Kansas City Southern	3.125%	6/1/26	230	222
	Kansas City Southern	4.300%	5/15/43	1,650	1,711
15	Qantas Airways Ltd.	7.500%	6/11/21	1,000	881
	Southwest Airlines Co.	7.375%	3/1/27	135	171
6	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,536	1,665
6	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	46	51
					126,701
Utilities (2.3%)
	Electric (2.0%)
12	Cerro del Aguila SA	4.125%	8/16/27	300	296
12	EDP Finance BV	4.125%	1/15/20	794	794

12	EDP Finance BV	5.250%	1/14/21	1,600	1,712
12	EDP Finance BV	3.625%	7/15/24	2,750	2,772
	Emera US Finance LP	4.750%	6/15/46	700	768
12	Enel Finance International NV	2.875%	5/25/22	600	596
12	Enel Finance International NV	3.625%	5/25/27	1,360	1,348
12	Enel Finance International NV	4.750%	5/25/47	555	602
	Exelon Corp.	3.950%	6/15/25	130	135
	FirstEnergy Corp.	3.900%	7/15/27	1,960	2,005
12	FirstEnergy Transmission LLC	4.350%	1/15/25	550	580
	Georgia Power Co.	5.950%	2/1/39	400	508
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,595	3,251
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,380	1,716
	South Carolina Electric & Gas Co.	4.350%	2/1/42	150	157
	South Carolina Electric & Gas Co.	4.600%	6/15/43	1,294	1,401
6	Southern Co.	5.500%	3/15/57	140	148

	Other Utility (0.3%)
15	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	3,000	2,456
					21,245
Total Corporate Bonds (Cost $252,888)					255,382
Sovereign Bonds (5.5%)
12	Banco do Brasil SA	4.625%	1/15/25	350	345
16	Banque Centrale de Tunisie SA	5.625%	2/17/24	220	278
12	Banque Ouest Africaine de Developpement	5.000%	7/27/27	200	208
	Bermuda	4.854%	2/6/24	320	345
	BOC Aviation Ltd.	3.875%	5/9/19	200	203
16	Bundesschatzanweisungen	0.000%	12/13/19	4,050	4,918
12	CDP Financial Inc.	4.400%	11/25/19	600	624
	Corp. Andina de Fomento	2.125%	9/27/21	750	736
12	CPPIB Capital Inc.	1.250%	9/20/19	200	197
6	Dominican Republic	7.500%	5/6/21	1,500	1,630
	Electricite de France SA	3.625%	10/13/25	600	615
	Export-Import Bank of Korea	2.250%	1/21/20	1,200	1,188
	Export-Import Bank of Korea	5.125%	6/29/20	500	527
	Export-Import Bank of Korea	4.375%	9/15/21	400	419
	Export-Import Bank of Korea	3.000%	11/1/22	200	199
	Federal Republic of Nigeria	7.625%	11/28/47	850	912
16	French Republic	0.000%	2/25/18	500	601
12	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	297
19	Japan Bank for International Cooperation	2.125%	11/16/20	2,400	2,381
	Kingdom of Saudi Arabia	4.625%	10/4/47	600	617
	KSA Sukuk Ltd.	2.894%	4/20/22	1,000	994
	Majapahit Holding BV	7.750%	1/20/20	1,000	1,095
	Nexen Energy ULC	6.400%	5/15/37	300	390
	NTPC Ltd.	4.250%	2/26/26	250	258
12	Ontario Teachers' Cadillac Fairview Properties
	Trust	3.125%	3/20/22	200	202
12	Ontario Teachers' Cadillac Fairview Properties
	Trust	3.875%	3/20/27	200	204
12	Petrobras Global Finance BV	5.299%	1/27/25	900	901
	Petrobras Global Finance BV	7.375%	1/17/27	245	270
	Petroleos Mexicanos	5.500%	2/4/19	470	485
	Petroleos Mexicanos	5.500%	1/21/21	2,250	2,398
	Petroleos Mexicanos	6.875%	8/4/26	400	453
12	Petroleos Mexicanos	6.500%	3/13/27	500	546
16	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	1,200	1,710

12	Province of Alberta		2.050%	8/17/26	500	469
	Province of Ontario		1.625%	1/18/19	1,000	997
	Province of Ontario		2.000%	1/30/19	500	500
	Province of Ontario		4.400%	4/14/20	160	168
	Province of Quebec		7.125%	2/9/24	200	246
	Province of Quebec		7.500%	9/15/29	75	106
	Republic of Colombia		7.375%	3/18/19	1,500	1,589
6	Republic of Colombia		3.875%	4/25/27	275	280
	Republic of Colombia		10.375%	1/28/33	1,152	1,820
	Republic of Croatia		6.750%	11/5/19	1,500	1,608
	Republic of Guatemala		5.750%	6/6/22	1,500	1,617
	Republic of Hungary		6.250%	1/29/20	1,200	1,286
	Republic of Indonesia		3.750%	4/25/22	1,000	1,029
	Republic of Lithuania		7.375%	2/11/20	600	662
	Republic of Lithuania		6.125%	3/9/21	365	405
	Republic of Panama		8.125%	4/28/34	150	206
	Republic of Poland		5.125%	4/21/21	615	666
	Republic of Poland		5.000%	3/23/22	70	77
	Republic of Turkey		5.750%	3/22/24	400	423
	Republic of Turkey		5.750%	5/11/47	1,191	1,161
	State of Israel		4.500%	1/30/43	200	219
	State of Qatar		5.250%	1/20/20	2,000	2,101
	Statoil ASA		2.450%	1/17/23	600	595
	United Mexican States		4.000%	10/2/23	3,398	3,559
	United Mexican States		6.050%	1/11/40	500	589
	YPF SA		8.875%	12/19/18	600	634
12	YPF SA		7.000%	12/15/47	1,500	1,492
Total Sovereign Bonds (Cost $51,270)						51,650
Taxable Municipal Bonds (0.2%)
	California GO		7.550%	4/1/39	500	787
	Chicago IL Board of Education GO		6.319%	11/1/29	100	98
	Wisconsin Annual Appropriation Revenue		3.954%	5/1/36	500	520
Total Taxable Municipal Bonds (Cost $1,343)						1,405
					Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
20	Vanguard Market Liquidity Fund (Cost $30,824)		1.458%		308,231	30,826

					Notional
					Amount on
					Underlying
			Expiration		Swap
	Counterparty		Date	Exercise Rate	($000)
Options Purchased (0.0%)
Credit Default Swaptions Purchased (0.0%)
	Call Swaptions on CDX-NA-HY-
	S29-V1 5-Year Index	JPMC	1/17/18	108.50%	940	1
	Call Swaptions on CDX-NA-IG-S29-
	V1 5-Year Index	JPMC	3/21/18	47.50%	2,380	2

Total Options Purchased (Cost $2)					3

Total Investments (102.3%) (Cost $959,573)					956,171

				Notional
				Amount
	Expiration Date	Contracts	Exercise Price	($000)
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	1/26/18	6	USD 126.00	756	—
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	1/26/18	6	USD 124.00	744	(2)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	2/23/18	62	USD 122.50	7,595	(12)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	2/23/18	16	USD 122.00	1,952	(2)
Total Options on Futures Written (Premiums Received $24)					(16)

				Notional
				Amount on
				Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-HY-
S29-V1 5-Year Index	JPMC	1/17/18	108.00%	940	(3)
Call Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	GSCM	1/17/18	52.50%	1,395	(3)
Call Swaptions on CDX-NA-HY-
S29-V1 5-Year Index	JPMC	3/21/18	108.25%	950	(2)
Put Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	GSCM	1/17/18	60.00%	1,395	—
Total Credit Default Swaptions Written (Premiums Received $6)					(8)

Total Liability on Options Written (Premiums Received $30)					(24)

Other Assets and Liabilities-Net (-2.3%)					(21,733)
Net Assets (100%)					934,414

1	Securities with a value of $513,000 have been segregated as initial margin for open cleared swap contracts.
2	Securities with a value of $1,960,000 have been segregated as initial margin for open futures contracts.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2017.
8	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10	Interest only security.
11	Inverse floating rate security whose interest rate is derived by subtracting 1-month USD LIBOR from a given cap.

12 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $97,296,000, representing 10.4% of net assets.
13 Face amount denominated in British pounds.
14 Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
15 Face amount denominated in Australian dollars.
16 Face amount denominated in euro.
17 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
18 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
19 Guaranteed by the Government of Japan.
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2018	260	43,591	413
5-Year U.S. Treasury Note	March 2018	371	43,097	(62)
10-Year U.S. Treasury Note	March 2018	201	24,933	(27)
30-Year U.S. Treasury Bond	March 2018	110	16,830	20
Euro-OAT	March 2018	28	5,213	(63)
Euro-Bund	March 2018	18	3,492	(26)
				255
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(304)	(40,603)	198
Mini 10-Year JGB	March 2018	(47)	(6,292)	2
2-Year U.S. Treasury Note	March 2018	(29)	(6,209)	9
AUD 10-Year Treasury Bond	March 2018	(61)	(6,147)	59
Euro-Schatz	March 2018	(37)	(4,971)	(3)
Long Gilt	March 2018	(15)	(2,535)	(15)
AUD 3-Year Treasury Bond	March 2018	(20)	(1,734)	3
Euro-Bobl	March 2018	(8)	(1,263)	9
Euro-Buxl	March 2018	(6)	(1,180)	24
				286
				541

Core Bond Fund

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond, AUD 10-Year Treasury Bond, and Mini 10-Year JGB futures contracts, is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	1/16/18	GBP	420	USD	564	4
Goldman Sachs Bank AG	1/16/18	EUR	210	USD	249	3
BNP Paribas	1/16/18	AUD	49	USD	38	—
Barclays Capital	1/16/18	AUD	47	USD	36	1
Morgan Stanley Capital
Services LLC	1/16/18	AUD	40	USD	31	—
Citibank, N.A.	1/16/18	USD	7,974	AUD	10,550	(258)
Barclays Capital	1/16/18	USD	5,097	EUR	4,325	(98)
Goldman Sachs Bank AG	1/5/18	USD	4,887	EUR	4,102	(36)
Toronto-Dominion Bank	1/16/18	USD	3,049	GBP	2,280	(31)
Toronto-Dominion Bank	2/26/18	USD	595	EUR	500	(7)
Goldman Sachs Bank AG	1/16/18	USD	498	EUR	420	(7)
Goldman Sachs Bank AG	2/16/18	USD	137	EUR	115	(1)
JPMorgan Chase Bank, N.A.	2/13/18	USD	8	JPY	900	—
						(430)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S29-V1	12/20/22	USD	865	5.000	72	5

Core Bond Fund

CDX-NA-IG-S29-V1	12/20/22	USD	3,680	1.000	88	13
					160	18
Credit Protection Purchased
iTraxx Europe Crossover Index-
S28-V1	12/20/22	EUR	300	(5.000)	(44)	(2)
					116	16

1. Periodic premium received/paid quarterly.
EUR—euro. USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	70	1.000[2]	1	-	1
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	55	1.000[2]	1	-	1
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	450	1.000[2]	10	(7)	3
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	400	1.000[2]	9	(7)	2
Berkshire
Hathaway
Inc./Aa2	6/20/24	JPMC	600	1.000[2]	8	(6)	2
Berkshire
Hathaway
Inc./Aa2	6/20/24	BARC	600	1.000[2]	8	(7)	1
Comcast
Corp./A3	12/20/22	GSI	180	1.000[2]	5	(5)	-
Federative
Republic of
Brazil/Ba2	9/20/18	BNPSW	1,500	1.000[2]	6	(6)	-

Metlife/A3	12/20/21	BARC	100	1.000[2]	2	-	2

Metlife/A3	6/20/24	BARC	700	1.000[2]	9	(1)	8
People’s
Republic of
China/A1	6/20/22	BNPSW	200	1.000[2]	5	(2)	3
Republic of
Peru/A3	12/20/22	GSI	1,400	1.000[2]	17	(12)	5

Core Bond Fund

Simon
Property
Group LP/A2	6/20/22	JPMC	125	1.000[2]	2	-	2
Simon
Property
Group LP/A2	6/20/22	JPMC	85	1.000[2]	2	-	2

Sky plc/Baa2	12/20/22	CSFBI	100[1]	1.000[2]	3	(2)	1
Southern
Co./Baa2	6/20/22	JPMC	1,725	1.000[2]	21	(26)	(5)

					109	(81)	28

Credit
Protection
Purchased
Argentine
Republic	12/20/22	BARC	1,200	(5.000)[2]	(141)	138	(3)
Banco Bilbao
Vizcaya
Argentaria SA	6/20/21	BOANA	505	(1.000)[2]	(12)	(11)	(23)
Bank of China
Ltd.	12/20/21	BNPSW	100	(1.000)[2]	(2)	-	(2)
Bank of China
Ltd.	6/20/22	BNPSW	200	(1.000)[2]	(4)	-	(4)
Barclays Bank
plc	6/20/22	BOANA	425[1]	(1.000)[2]	(15)	8	(7)
Barclays Bank
plc	6/20/22	CSFBI	425[1]	(1.000)[2]	(15)	8	(7)
Barclays Bank
plc	12/20/22	CITNA	186[1]	(1.000)[2]	5	(8)	(3)
CECONOMY
AG	6/20/22	BARC	290[1]	(1.000)[2]	(4)	(1)	(5)
CECONOMY
AG	6/20/22	BARC	210[1]	(1.000)[2]	(3)	-	(3)
CECONOMY
AG	6/20/22	BARC	210[1]	(1.000)[2]	(3)	(1)	(4)
CECONOMY
AG	6/20/22	BARC	125[1]	(1.000)[2]	(2)	-	(2)
CECONOMY
AG	6/20/22	BARC	85[1]	(1.000)[2]	(1)	-	(1)
CECONOMY
AG	6/20/22	BARC	85[1]	(1.000)[2]	(1)	-	(1)
CECONOMY
AG	6/20/22	BARC	85[1]	(1.000)[2]	(1)	-	(1)
CMBX-NA-
AAA-9	9/17/58	CSFBI	2,000	(0.500)[3]	(1)	(45)	(46)
CMBX-NA-
AAA-9	9/17/58	MSCS	100	(0.500)[3]	-	(4)	(4)
CMBX-NA-
AAA-9	9/17/58	MSCS	90	(0.500)[3]	-	(5)	(5)
CMBX-NA-
AAA-9	9/17/58	JPM	90	(0.500)[3]	-	(5)	(5)
CMBX-NA-
AAA-9	9/17/58	JPM	90	(0.500)[3]	-	(3)	(3)
CMBX-NA-
AAA-9	9/17/58	GSI	20	(0.500)[3]	-	(1)	(1)
Commerzbank
AG	6/20/21	BOANA	505	(1.000)[2]	(10)	(7)	(17)
Deutsche	12/20/21	BARC		(1.000)[2]

Core Bond Fund

Bank AG			600		(9)	(6)	(15)
Deutsche
Bank AG	12/20/22	JPMC	440	(1.000)[2]	(6)	2	(4)
Deutsche
Bank AG	12/20/22	JPMC	265	(1.000)[2]	(4)	2	(2)
Deutsche
Bank AG	12/20/22	JPMC	175	(1.000)[2]	(2)	1	(1)
Dominion
Energy Inc.	6/20/22	JPMC	215	(1.000)[2]	(7)	7	-
Enel
Investment
Holding BV	6/20/22	BNPSW	440[1]	(1.000)[2]	(13)	8	(5)

Engie SA	12/20/21	BNPSW	180[1]	(1.000)[2]	(6)	2	(4)

Engie SA	6/20/22	JPMC	180[1]	(1.000)[2]	(7)	4	(3)

Exelon Corp.	6/20/22	JPMC	345	(1.000)[2]	(11)	10	(1)

Exelon Corp.	6/20/22	JPMC	215	(1.000)[2]	(7)	6	(1)
Federative
Republic of
Brazil	12/20/22	CITNA	460	(1.000)[2]	12	(15)	(3)
Federative
Republic of
Brazil	12/20/22	GSI	374	(1.000)[2]	10	(17)	(7)
Federative
Republic of
Brazil	12/20/22	BNPSW	150	(1.000)[2]	4	(7)	(3)
Lincoln
National Corp.	6/20/21	BARC	35	(1.000)[2]	(1)	-	(1)
Lincoln
National Corp.	6/20/21	BARC	25	(1.000)[2]	(1)	-	(1)
Lincoln
National Corp.	12/20/21	BARC	100	(1.000)[2]	(2)	-	(2)
McDonald’s
Corp.	6/20/22	GSI	325	(1.000)[2]	(12)	9	(3)
People’s
Republic of
China	12/20/22	GSI	1,200	(1.000)[2]	(29)	22	(7)
Republic of
Colombia	12/20/22	BOANA	1,000	(1.000)[2]	2	(7)	(5)
Republic of
Philippines	12/20/22	BNPSW	310	(1.000)[2]	(6)	5	(1)
Republic of
Turkey	12/20/19	GSCM	1,250	(1.000)[2]	(9)	(13)	(22)
Republic of
Turkey	12/20/19	GSCM	735	(1.000)[2]	(5)	(8)	(13)
Republic of
Turkey	12/20/22	MSCS	1,450	(1.000)[2]	40	(53)	(13)
Republic of
Turkey	12/20/22	GSI	540	(1.000)[2]	15	(20)	(5)
Sempra
Energy	6/20/22	JPMC	345	(1.000)[2]	(11)	10	(1)
Sempra
Energy	6/20/22	JPMC	215	(1.000)[2]	(7)	7	-
Societe
General SA	12/20/21	JPMC	325	(1.000)[2]	(10)	1	(9)

Standard	12/20/21	JPMC		(1.000)[2]

Core Bond Fund

Chartered			185		(5)	-	(5)
Bank
State of Qatar	6/20/22	CITNA	660	(1.000)[2]	(3)	(7)	(10)
State of Qatar	6/20/22	BOANA	340	(1.000)[2]	(1)	(4)	(5)
UniCredit SpA	6/20/22	JPMC	175	(1.000)[2]	5	(12)	(7)
Walt Disney
Co.	12/20/22	CITNA	190	(1.000)[2]	(6)	5	(1)
Total					(302)	(5)	(307)
							(279)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
3 Periodic premium received/paid monthly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPM--JP Morgan Securities.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

Fixed
			Interest	Floating
			Rate	Interest			Unrealized
	Future	Notional	Received	Rate			Appreciation
Termination	Effective	Amount	(Paid)[2]	Received		Value	(Depreciation
Date	Date	($000)	(%)	(Paid) (%)		($000)	) ($000)
3/21/19	3/21/18[1]	4,058	1.500	(0.000)	3	(20)	(1)
12/31/19	4/4/18[1]	13,366	2.075	(0.000)	3	(12)	(12)
3/23/20	3/21/18[1]	3,043	1.750	(0.000)	3	(24)	(3)
3/22/21	3/21/18[1]	3,026	1.750	(0.000)	3	(41)	(4)
3/21/22	3/21/18[1]	1,420	2.000	(0.000)	3	(14)	(3)
3/21/23	3/21/18[1]	890	2.000	(0.000)	3	(12)	(1)
11/15/24	3/29/18[1]	3,746	(2.299)	0.000	3	8	7

Core Bond Fund

3/21/25	3/21/18[1]	1,656	2.000	(0.000)	3	(38)	(4)
						(153)	(21)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semi-annually.
3	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Core Bond Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded

Core Bond Fund

options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

G. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Core Bond Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	513,971	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	102,934	—
Corporate Bonds	—	255,382	—
Sovereign Bonds	—	51,650	—
Taxable Municipal Bonds	—	1,405	—
Temporary Cash Investments	30,826	—	—
Options Purchased	—	3	—
Liability for Option Written	(16)	(8)	—
Futures Contracts—Assets[1]	217	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Forward Currency Contracts--Assets	—	8	—
Forward Currency Contracts--Liabilities	—	(438)	—
Swap Contracts—Assets	13[1]	33	—
Swap Contracts—Liabilities	(5)[1]	(312)	—
Total	30,943	924,628	—
1 Represents variation margin on the last day of the reporting period.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

Core Bond Fund

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

J. At December 31, 2017, the cost of investment securities for tax purposes was $959,571,000. Net unrealized depreciation of investment securities for tax purposes was $3,403,000, consisting of unrealized gains of $4,797,000 on securities that had risen in value since their purchase and $8,200,000 in unrealized losses on securities that had fallen in value since their purchase.

Core Bond Fund

Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Argentina (8.1%)
Sovereign Bonds (8.1%)
	Argentine Republic	6.250%	4/22/19	1,000	1,042
	Argentine Republic	6.875%	4/22/21	1,536	1,673
1	Argentine Republic	3.375%	1/15/23	300	367
2	YPF SA	7.000%	12/15/47	400	398
Total Argentina (Cost $3,448)					3,480
Armenia (0.5%)
Sovereign Bonds (0.5%)
	Republic of Armenia	7.150%	3/26/25	200	228
Total Armenia (Cost $215)					228
Brazil (6.7%)
Corporate Bonds (3.2%)
2	Banco BTG Pactual SA	5.500%	1/31/23	300	299
2,3 Banco Votorantim SA		8.250%	12/7/66	300	313
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	539
2	Minerva Luxembourg SA	5.875%	1/19/28	200	195
					1,346
Sovereign Bonds (3.5%)
	Federative Republic of Brazil	5.625%	1/7/41	100	102
2	Petrobras Global Finance BV	5.299%	1/27/25	1,400	1,402
					1,504
Total Brazil (Cost $2,829)					2,850
Chile (2.2%)
Corporate Bonds (0.5%)
2	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	234
Sovereign Bonds (1.7%)
2	Empresa Nacional del Petroleo	4.500%	9/14/47	750	718
Total Chile (Cost $946)					952
China (0.3%)
Sovereign Bonds (0.3%)
	Nexen Energy ULC	6.400%	5/15/37	100	130
Total China (Cost $114)					130
Colombia (4.2%)
Sovereign Bonds (4.2%)
	Republic of Colombia	7.375%	3/18/19	900	953
3	Republic of Colombia	3.875%	4/25/27	200	204
	Republic of Colombia	10.375%	1/28/33	415	655
Total Colombia (Cost $1,800)					1,812
Costa Rica (1.2%)
Sovereign Bonds (1.2%)
	Republic of Costa Rica	4.250%	1/26/23	200	194
	Republic of Costa Rica	7.000%	4/4/44	300	310

Total Costa Rica (Cost $508)	504
Cote d'Ivoire (1.5%)
Sovereign Bonds (1.5%)
1	Republic of Cote d'Ivoire	5.125%	6/15/25	480	628
Total Cote d'Ivoire (Cost $575)	628
Croatia (4.5%)
Sovereign Bonds (4.5%)
1	Republic of Croatia	3.000%	3/11/25	500	646
1	Republic of Croatia	2.750%	1/27/30	600	730
Republic of Croatia	6.750%	11/5/19	500	536
Total Croatia (Cost $1,870)	1,912
Dominican Republic (5.8%)
Sovereign Bonds (5.8%)
3	Dominican Republic	7.500%	5/6/21	1,500	1,630
Dominican Republic	5.500%	1/27/25	500	528
Dominican Republic	5.950%	1/25/27	300	326
Total Dominican Republic (Cost $2,475)	2,484
Ecuador (1.0%)
Sovereign Bonds (1.0%)
Republic of Ecuador	8.875%	10/23/27	400	438
Total Ecuador (Cost $400)	438
Egypt (2.4%)
Sovereign Bonds (2.4%)
Arab Republic of Egypt	6.125%	1/31/22	700	733
Arab Republic of Egypt	8.500%	1/31/47	250	287
Total Egypt (Cost $987)	1,020
El Salvador (2.4%)
Sovereign Bonds (2.4%)
Republic of El Salvador	7.750%	1/24/23	250	275
Republic of El Salvador	6.375%	1/18/27	750	765
Total El Salvador (Cost $1,034)	1,040
Gabon (0.5%)
Sovereign Bonds (0.5%)
3	Gabonese Republic	6.375%	12/12/24	200	203
Total Gabon (Cost $197)	203
Guatemala (3.1%)
Sovereign Bonds (3.1%)
Republic of Guatemala	5.750%	6/6/22	1,250	1,347
Total Guatemala (Cost $1,351)	1,347
Honduras (0.7%)
Sovereign Bonds (0.7%)
Republic of Honduras	6.250%	1/19/27	300	321
Total Honduras (Cost $313)	321
Hungary (1.9%)
Sovereign Bonds (1.9%)
Republic of Hungary	6.250%	1/29/20	750	803

Total Hungary (Cost $806)				803
Indonesia (4.4%)
Sovereign Bonds (4.4%)
Republic of Indonesia	3.750%	4/25/22	460	474
Republic of Indonesia	3.375%	4/15/23	700	707
Republic of Indonesia	5.875%	1/15/24	200	228
4 Republic of Indonesia	8.375%	9/15/26	930,000	77
Republic of Indonesia	6.625%	2/17/37	325	415
Total Indonesia (Cost $1,902)				1,901
Iraq (0.6%)
Sovereign Bonds (0.6%)
Republic of Iraq	6.752%	3/9/23	250	255
Total Iraq (Cost $250)				255
Jamaica (0.6%)
Sovereign Bonds (0.6%)
Jamaica	7.875%	7/28/45	200	244
Total Jamaica (Cost $246)				244
Kazakhstan (2.2%)
Sovereign Bonds (2.2%)
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	225	263
KazMunayGas National Co. JSC	9.125%	7/2/18	200	206
Republic of Kazakhstan	3.875%	10/14/24	225	234
Republic of Kazakhstan	6.500%	7/21/45	200	257
Total Kazakhstan (Cost $934)				960
Lithuania (0.7%)
Sovereign Bonds (0.7%)
Republic of Lithuania	7.375%	2/11/20	100	110
Republic of Lithuania	6.125%	3/9/21	170	189
Total Lithuania (Cost $298)				299
Mexico (8.5%)
Sovereign Bonds (8.5%)
Petroleos Mexicanos	8.000%	5/3/19	500	535
Petroleos Mexicanos	6.875%	8/4/26	1,050	1,189
Petroleos Mexicanos	6.500%	3/13/27	700	765
United Mexican States	4.000%	10/2/23	1,100	1,152
Total Mexico (Cost $3,635)				3,641
Morocco (0.5%)
Sovereign Bonds (0.5%)
OCP SA	4.500%	10/22/25	200	200
Total Morocco (Cost $200)				200
Nigeria (1.5%)
Sovereign Bonds (1.5%)
Federal Republic of Nigeria	7.625%	11/28/47	600	644
Total Nigeria (Cost $600)				644
Oman (0.5%)
Sovereign Bonds (0.5%)
Sultanate of Oman	5.375%	3/8/27	200	202

Total Oman (Cost $199)				202
Pakistan (0.8%)
Sovereign Bonds (0.8%)
Islamic Republic of Pakistan	6.875%	12/5/27	350	351
Total Pakistan (Cost $350)				351
Panama (0.7%)
Sovereign Bonds (0.7%)
Republic of Panama	9.375%	4/1/29	185	280
Total Panama (Cost $279)				280
Peru (1.2%)
Sovereign Bonds (1.2%)
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	211
Petroleos del Peru SA	5.625%	6/19/47	200	211
Republic of Peru	8.750%	11/21/33	50	79
Total Peru (Cost $490)				501
Romania (0.8%)
Sovereign Bonds (0.8%)
Republic of Romania	6.125%	1/22/44	250	322
Total Romania (Cost $314)				322
Russia (5.4%)
Corporate Bonds (0.7%)
Lukoil International Finance BV	3.416%	4/24/18	300	300
Sovereign Bonds (4.7%)
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	600	647
Russian Federation	5.000%	4/29/20	300	315
Russian Federation	4.250%	6/23/27	200	206
Russian Federation	5.250%	6/23/47	800	837
				2,005
Total Russia (Cost $2,282)				2,305
Saudi Arabia (1.4%)
Sovereign Bonds (1.4%)
Kingdom of Saudi Arabia	4.625%	10/4/47	600	617
Total Saudi Arabia (Cost $601)				617
Serbia, Republic of (0.5%)
Sovereign Bonds (0.5%)
Republic of Serbia	4.875%	2/25/20	200	207
Total Serbia, Republic of (Cost $203)				207
South Korea (0.9%)
Sovereign Bonds (0.9%)
Korea Development Bank	2.500%	3/11/20	400	397
Total South Korea (Cost $398)				397
Sri Lanka (2.8%)
Sovereign Bonds (2.8%)
Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	400	409
Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	750	792
Total Sri Lanka (Cost $1,206)				1,201
Supranational (0.5%)
Sovereign Bonds (0.5%)
2 Banque Ouest Africaine de Developpement	5.000%	7/27/27	200	208

Total Supranational (Cost $196)				208
Trinidad and Tobago (1.0%)
Sovereign Bonds (1.0%)
Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	400	425
Total Trinidad and Tobago (Cost $424)				425
Tunisia (0.5%)
Sovereign Bonds (0.5%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	200	200
Total Tunisia (Cost $180)				200
Turkey (4.8%)
Sovereign Bonds (4.8%)
Republic of Turkey	7.000%	6/5/20	600	647
Republic of Turkey	4.875%	4/16/43	800	703
Republic of Turkey	5.750%	5/11/47	700	683
Total Turkey (Cost $2,013)				2,033
Ukraine (2.3%)
Sovereign Bonds (2.3%)
Ukraine	7.750%	9/1/24	650	684
3 Ukraine Government International Bond	7.375%	9/25/32	325	319
Total Ukraine (Cost $1,006)				1,003
United States (4.6%)
U.S. Government and Agency Obligations (4.6%)
United States Treasury Note/Bond	1.875%	9/30/22	450	443
United States Treasury Note/Bond	2.250%	8/15/27	1,550	1,528
Total United States (Cost $1,983)				1,971
Venezuela (0.9%)
Sovereign Bonds (0.9%)
Bolivarian Republic of Venezuela	11.750%	10/21/26	640	142
Bolivarian Republic of Venezuela	7.000%	3/31/38	500	103
3 Petroleos de Venezuela SA	6.000%	11/15/26	150	33
Petroleos de Venezuela SA	5.375%	4/12/27	462	107
Total Venezuela (Cost $457)				385
Vietnam (0.5%)
Sovereign Bonds (0.5%)
Socialist Republic of Vietnam	4.800%	11/19/24	200	213
Total Vietnam (Cost $205)				213
			Shares
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
5 Vanguard Market Liquidity Fund (Cost $1,273)	1.458%		12,732	1,273
Total Investments (99.1%) (Cost $41,992)				42,390
Other Assets and Liabilities-Net (0.9%)6				393
Net Assets (100%)				42,783

1 Face amount denominated in euro.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $3,766,000, representing 8.8% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Face amount denominated in Indonesian rupiah.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Cash of $19,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2018	4	496	_
30-Year U.S. Treasury Bond	March 2018	2	306	(1)
Short Futures Contracts
Euro-Bund	March 2018	(4)	(776)	6
2-Year U.S. Treasury Note	March 2018	(10)	(2,141)	5
				10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
	Contract					Unrealized Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	1/16/2018	RUB	29,648	USD	500	14
Toronto-Dominion Bank	1/16/2018	RUB	12,814	USD	218	4
Goldman Sachs Bank AG	1/16/2018	MXN	7,725	USD	394	(2)
Goldman Sachs Bank AG	1/16/2018	MXN	7,722	USD	390	1
Goldman Sachs Bank AG	1/16/2018	BRL	2,186	USD	659	(1)
Toronto-Dominion Bank	1/16/2018	TRY	1,499	USD	387	6
Toronto-Dominion Bank	1/16/2018	USD	1,624	EUR	1,377	(30)
Toronto-Dominion Bank	1/16/2018	USD	688	ZAR	9,012	(39)
Goldman Sachs Bank AG	2/15/2018	USD	660	EUR	552	(5)
Morgan Stanley Capital Services
LLC	1/16/2018	USD	287	BRL	947	2
Goldman Sachs Bank AG	1/16/2018	USD	67	IDR	907,281	_
Toronto-Dominion Bank	1/16/2018	USD	45	MXN	861	1
						(49)
BRL—Brazilian real.
EUR—euro.
IDR—Indonesian rupiah.
MXN—Mexican peso.

RUB – Russian ruble.
TRY—Turkish new lira
USD—U.S. dollar.
ZAR—South African rand.

Unrealized appreciation (depreciation) on open forward currency contracts, except for Indonesian rupiah, is treated as ordinary income for tax purposes.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination	Counter	Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	party	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Ministry of Finance
Malaysia/A3	12/20/22	BNPSW	600	1.000[1]	11	(10)	1
Republic of
Colombia/Baa2	12/20/22	GSI	110	1.000[1]	-	-	-
Republic of
Indonesia/Baa3	12/20/21	BARC	700	1.000[1]	4	1	5
Republic of Peru/A3	12/20/22	GSI	700	1.000[1]	9	(9)	-
Republic of Peru/A3	12/20/22	JPMC	500	1.000[1]	6	(5)	1
Republic of Peru/A3	12/20/22	GSI	500	1.000[1]	6	(6)	-
Russian
Federation/Ba1	12/20/22	CITNA	300	1.000[1]	(3)	4	1
Total					33	(25)	8

Credit Protection Purchased

Argentine Republic	12/20/22	BARC	400	(5.000)[1]	(47)	46	(1)
Federative Republic of
Brazil	12/20/22	CITNA	1,500	(1.000)[1]	40	(52)	(12)
Republic of Colombia	12/20/22	BOANA	110	(1.000)[1]	-	(1)	(1)
Republic of Philippines	12/20/22	BNPSW	600	(1.000)[1]	(12)	11	(1)
Republic of Turkey	12/20/22	MSCS	880	(1.000)[1]	25	(32)	(7)
South African Reserve
Bank	12/20/22	GSI	360	(1.000)[1]	9	(14)	(5)

					15	(42)	(27)
							(19)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.

BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC

Over-the-Counter Interest Rate Swaps

			Fixed	Floating
			Interest Rate	Interest Rate
		Notional	Received	Received	Unrealized
Termination		Amount	(Paid)[1]	(Paid)[1,2]	Appreciation
Date	Counterparty	(000)	(%)	(%)	(Depreciation) ($000)

1/2/2025	HSBC BRL	1,001	10.388	(6.890)	1

HSBC—HSBC Holdings plc.

BRL—Brazilian real.
1 Fixed and Floating Rates are received/paid at maturity of contract.
2 Based on 1 Day Overnight Brazil CETIP Interbank Deposit Rate

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	41,117	—
Temporary Cash Investments	1,273	—	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Forward Currency Contracts—Assets	—	28	—
Forward Currency Contracts—Liabilities	—	(77)	—
Swap Contracts—Assets	—	9	—
Swap Contracts—Liabilities	—	(27)	—
Total	1,273	41,050	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

G. At December 31, 2017, the cost of investment securities for tax purposes was $43,061,000. Net unrealized appreciation of investment securities for tax purposes was $671,000, consisting of unrealized gains of $537,000 on securities that had risen in value since their purchase and $134,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.